AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON      JUNE 30, 2015

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

AXA Premier VIP Trust

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

(212) 554-1234

(Registrant’s Area Code and Telephone Number)

STEVEN M. JOENK

AXA Equitable Funds Management Group LLC

1290 Avenue of the Americas

New York, New York 1010

(Name and Address of Agent for Service)

With copies to:

Patricia Louie, Esq. AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, New York 10104	Mark C. Amorosi, Esq. K&L Gates LLP 1601 K Street N.W. Washington, D.C. 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class B shares of beneficial interest in the series of the registrant designated as the CharterSM Alternative 100 Moderate Portfolio and CharterSM International Moderate Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-70754 and 811-10509)

AXA PREMIER VIP TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

Contractholder Voting Instructions

Part A – Proxy Statement and Prospectus

Part B – Statement of Additional Information

Part C – Other Information

Signature Page

Exhibits

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 Avenue of the Americas

New York, New York 10104

[            ], 2015

Dear Contractholder:

Enclosed is a notice and Combined Proxy Statement and Prospectus relating to a Special Meeting of Shareholders of each of the following Portfolios:

•	CharterSM International Conservative Portfolio (the “International Conservative Portfolio”)

•	CharterSM International Growth Portfolio (the “International Growth Portfolio”)

•	CharterSM Alternative 100 Conservative Plus Portfolio (the “Alternative 100 Conservative Plus Portfolio”)

•	CharterSM Alternative 100 Growth Portfolio (the “Alternative 100 Growth Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

Each Acquired Portfolio is a series of AXA Premier VIP Trust (the “Trust”). The Special Meeting of Shareholders of the Acquired Portfolios is scheduled to be held at the Trust’s offices, 1290 Avenue of the Americas, New York, New York 10104, on September 17, 2015 at 2:00 p.m., Eastern time (the “Meeting”). At the Meeting, the shareholders of the Acquired Portfolios who are entitled to vote at the Meeting will be asked to approve the proposals described below.

The Trust’s Board of Trustees (the “Board”) has called the Meeting to request shareholder approval of the reorganization of each Acquired Portfolio into a corresponding series of the Trust (an “Acquiring Portfolio”) (each, a “Reorganization”) as set forth below:

•	the International Conservative Portfolio into the CharterSM International Moderate Portfolio;

•	the International Growth Portfolio into the CharterSM International Moderate Portfolio;

•	the Alternative 100 Conservative Plus Portfolio into the CharterSM Alternative 100 Moderate Portfolio; and

•	the Alternative 100 Growth Portfolio into the CharterSM Alternative 100 Moderate Portfolio.

The Board has approved the proposals and recommends that you vote “FOR” the proposal relating to the Acquired Portfolio in which you own shares. Although the Board has determined that a vote “FOR” the proposal is in your best interest, the final decision is yours.

Each Portfolio is managed by AXA Equitable Funds Management Group, LLC. In each case, if the Reorganization involving an Acquired Portfolio is approved and implemented, each Contractholder that invests indirectly in the Acquired Portfolio will automatically become a Contractholder that invests indirectly in the corresponding Acquiring Portfolio.

As an owner of a variable life insurance policy and/or a variable annuity contract or certificate that participates in an Acquired Portfolio through the investment divisions of a separate account or accounts established by AXA Equitable Life Insurance Company (“AXA Equitable”), you are entitled to instruct AXA Equitable how to vote the Acquired Portfolio shares related to your interest in those accounts as of the close of business on June 30, 2015. The attached Notice of Special Meeting of Shareholders and Combined Proxy Statement and Prospectus concerning the Meeting describe the matters to be considered at the Meeting. You should read the Combined Proxy Statement and Prospectus prior to completing your voting instruction card.

You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, and signing the enclosed voting instruction card and returning it in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. For further information on how to instruct AXA Equitable, please see the Contractholder Voting Instructions included herein. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may provide voting instructions in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours, Steven M. Joenk Managing Director AXA Equitable Life Insurance Company

AXA PREMIER VIP TRUST

CharterSM International Conservative Portfolio

CharterSM International Growth Portfolio

CharterSM Alternative 100 Conservative Plus Portfolio

CharterSM Alternative 100 Growth Portfolio

1290 Avenue of the Americas

New York, New York 10104

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON SEPTEMBER 17, 2015

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of the following Portfolios, each of which is a series of AXA Premier VIP Trust (the “Trust”), will be held on September 17, 2015 at 2:00 p.m., Eastern time, at the offices of the Trust, located at 1290 Avenue of the Americas, New York, New York 10104 (the “Meeting”):

•	CharterSM International Conservative Portfolio (the “International Conservative Portfolio”)

•	CharterSM International Growth Portfolio (the “International Growth Portfolio”)

•	CharterSM Alternative 100 Conservative Plus Portfolio (the “Alternative 100 Conservative Plus Portfolio”)

•	CharterSM Alternative 100 Growth Portfolio (the “Alternative 100 Growth Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

The Meeting will be held to act on the following proposals:

1. To approve the Plan of Reorganization and Termination adopted by the Board of Trustees of the Trust (the “Board”) (the “Plan of Reorganization”), with respect to the reorganization of the International Conservative Portfolio into the CharterSM International Moderate Portfolio, also a series of the Trust (the “International Moderate Portfolio”).

2. To approve the Plan of Reorganization with respect to the reorganization of the International Growth Portfolio into the International Moderate Portfolio.

3. To approve the Plan of Reorganization with respect to the reorganization of the Alternative 100 Conservative Plus Portfolio into the CharterSM Alternative 100 Moderate Portfolio, also a series of the Trust (the “Alternative 100 Moderate Portfolio”).

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4. To approve the Plan of Reorganization with respect to the reorganization of the Alternative 100 Growth Portfolio into the Alternative 100 Moderate Portfolio.

5. To transact other business that may properly come before the Meeting or any adjournments thereof.

The Board unanimously recommends that you vote in favor of relevant proposal(s).

Please note that owners of variable life insurance policies and/or variable annuity contracts or certificates (the “Contractholders”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”) who have invested in shares of an Acquired Portfolio through the investment divisions of a separate account or accounts of AXA Equitable will be given the opportunity, to the extent required by law, to provide voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote and the Contractholders entitled to provide voting instructions at the Meeting and any adjournments or postponements thereof has been fixed as the close of business on June 30, 2015. If you attend the Meeting, you may vote or provide your voting instructions in person.

YOUR VOTE IS IMPORTANT

Please return your proxy or voting instruction card promptly

Regardless of whether you plan to attend the Meeting, you should vote or provide voting instructions by promptly completing, dating, and signing the enclosed proxy or voting instruction card for the Portfolio in which you directly or indirectly own shares and returning it in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 12-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board recommends that you vote or provide voting instructions to vote “FOR” the proposals.

By order of the Board, Patricia Louie Vice President and Secretary

Dated: [            ], 2015

New York, New York

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AXA EQUITABLE LIFE INSURANCE COMPANY

CONTRACTHOLDER VOTING INSTRUCTIONS

REGARDING A SPECIAL MEETING OF SHAREHOLDERS OF

CharterSM International Conservative Portfolio

CharterSM International Growth Portfolio

CharterSM Alternative 100 Conservative Plus Portfolio

CharterSM Alternative 100 Growth Portfolio,

each a series of AXA Premier VIP Trust

TO BE HELD ON SEPTEMBER 17, 2015

Dated: [            ], 2015

GENERAL

These Contractholder Voting Instructions are being furnished by AXA Equitable Life Insurance Company (“AXA Equitable”) to owners of its variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contractholders”) who, as of June 30, 2015 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of its separate account or accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Portfolios:

•	CharterSM International Conservative Portfolio (the “International Conservative Portfolio”)

•	CharterSM International Growth Portfolio (the “International Growth Portfolio”)

•	CharterSM Alternative 100 Conservative Plus Portfolio (the “Alternative 100 Conservative Plus Portfolio”)

•	CharterSM Alternative 100 Growth Portfolio (the “Alternative 100 Growth Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

Each Acquired Portfolio is a series of AXA Premier VIP Trust (the “Trust”), a Delaware statutory trust that is registered with the Securities and Exchange Commission as an open-end management investment company.

To the extent required by applicable law, AXA Equitable will offer Contractholders the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in an Acquired Portfolio (the “Shares”) held by the Separate Accounts, as to how it should vote on the respective reorganization proposals (the “Proposals”) that will be considered at the Special Meeting of Shareholders of the Acquired Portfolios referred to in the preceding Notice and any adjournments or

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postponements (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should retain for future reference, concisely sets forth information about the proposed reorganization involving each Acquired Portfolio and the corresponding series of the Trust that a Contractholder should know before completing the enclosed voting instruction card.

AXA Equitable Financial Services Company, LLC, a wholly owned subsidiary of AXA Financial, Inc., is the parent company of AXA Equitable. AXA Financial, Inc. is a wholly owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Equitable Financial Services Company, LLC and AXA Financial, Inc. are located at 1290 Avenue of the Americas, New York, New York 10104.

These Contractholder Voting Instructions and the accompanying voting instruction card, together with the enclosed proxy materials, are being mailed to Contractholders on or about [            ], 2015.

HOW TO INSTRUCT AXA EQUITABLE

To instruct AXA Equitable as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contractholders are asked to promptly complete their voting instructions on the enclosed voting instruction card(s), sign and date the voting instruction card(s), and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contractholders also may provide voting instructions by telephone at 866-221-8325 or by Internet at our website at www.proxypush.com/AXACP

If a voting instruction card is not marked to indicate voting instructions but is signed and timely returned, it will be treated as an instruction to vote the Shares “For” the applicable Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Portfolio for which a Contractholder may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value allocable to that investment division by (ii) the net asset value of one Share of the Acquired Portfolio. Each whole Share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote and each fractional Share is entitled to a proportionate fractional vote. At any time prior to AXA Equitable’s voting at the Meeting, a Contractholder may revoke his or her voting instructions with respect to that investment division by providing AXA Equitable with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or appearing and providing voting instructions in person at the Meeting.

HOW AXA EQUITABLE WILL VOTE

AXA Equitable will vote the Shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each

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investment division of a Separate Account for which AXA Equitable receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares “FOR” the applicable Proposal. Shares in each investment division of a Separate Account for which AXA Equitable receives no timely voting instructions from Contractholders, or that are attributable to amounts retained by AXA Equitable as surplus or seed money, will be voted by AXA Equitable either “FOR” or “AGAINST” the applicable Proposal, or as an abstention, in the same proportion as the Shares for which Contractholders have provided voting instructions to AXA Equitable. As a result of such proportional voting by AXA Equitable, it is possible that a small number of Contractholders could determine whether the Proposals are approved.

OTHER MATTERS

AXA Equitable is not aware of any matters, other than the specified Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, AXA Equitable will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by directors, officers and employees of AXA Equitable Funds Management Group, LLC, the investment manager of the Trust, or its affiliates as well as officers and agents of the Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, fax, personal interview, the Internet or other permissible means.

If the quorum necessary to transact business at the Meeting is not established with respect to an Acquired Portfolio, or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting in accordance with applicable law to permit further solicitation of voting instructions. The persons named as proxies will vote in their discretion on any such adjournment or postponement.

It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign and date the voting instruction card and mail it in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 866-221-8325 or by Internet at our website at www.proxypush.com/AXACP.

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PROXY STATEMENT

for

CharterSM International Conservative Portfolio

CharterSM International Growth Portfolio

CharterSM Alternative 100 Conservative Plus Portfolio

CharterSM Alternative 100 Growth Portfolio,

each a series of AXA Premier VIP Trust

PROSPECTUS

for

CharterSM International Moderate Portfolio

CharterSM Alternative 100 Moderate Portfolio,

each a series of AXA Premier VIP Trust

Dated [            ], 2015

1290 Avenue of the Americas

New York, New York 10104

1-877-222-2144

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to owners (the “Contractholders”) of variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) issued by AXA Equitable Life Insurance Company (“AXA Equitable”) who, as of June 30, 2015, had net premiums or contributions allocated to the investment divisions of its separate account or accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more of the following Portfolios:

•	CharterSM International Conservative Portfolio (the “International Conservative Portfolio”)

•	CharterSM International Growth Portfolio (the “International Growth Portfolio”)

•	CharterSM Alternative 100 Conservative Plus Portfolio (the “Alternative 100 Conservative Plus Portfolio”)

•	CharterSM Alternative 100 Growth Portfolio (the “Alternative 100 Growth Portfolio”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Each of the International Conservative Portfolio, the International Growth Portfolio, the Alternative 100 Conservative Plus Portfolio, and the Alternative 100 Growth Portfolio is referred to herein as an “Acquired Portfolio” and together as the “Acquired Portfolios.” Each Acquired Portfolio is a series of AXA Premier VIP Trust (the “Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”). This Proxy Statement/Prospectus also is being furnished to AXA Equitable as the record owner of shares and to other shareholders that were invested in one or more Acquired Portfolios as of June 30, 2015. Contractholders are being provided the opportunity to instruct AXA Equitable to approve or disapprove the proposals contained in this Proxy Statement/Prospectus (each, a “Proposal”) in connection with the solicitation by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”) of proxies to be used at the Special Meeting of Shareholders of the Acquired Portfolios to be held at 1290 Avenue of the Americas, New York, New York 10104, on September 17, 2015 at 2:00 p.m., Eastern time, or any adjournment or postponement thereof (the “Meeting”).

The Proposals are:

Proposal	Shareholders Entitled to Vote on the Proposal
1. To approve the Plan of Reorganization and Termination (the “Plan of Reorganization”), with respect to the reorganization of the International Conservative Portfolio into the CharterSM International Moderate Portfolio, also a series of the Trust (“International Moderate Portfolio”).	Shareholders of the International Conservative Portfolio.
2. To approve the Plan of Reorganization with respect to the reorganization of the International Growth Portfolio into the International Moderate Portfolio.	Shareholders of the International Growth Portfolio.
3. To approve the Plan of Reorganization with respect to the reorganization of the Alternative 100 Conservative Plus Portfolio into the CharterSM Alternative 100 Moderate Portfolio, also a series of the Trust (“Alternative 100 Moderate Portfolio”).	Shareholders of the Alternative 100 Conservative Plus Portfolio.
4. To approve the Plan of Reorganization with respect to the reorganization of the Alternative 100 Growth Portfolio into the Alternative 100 Moderate Portfolio.	Shareholders of the Alternative 100 Growth Portfolio.

Each reorganization referred to in Proposals 1-4 is referred to herein as a “Reorganization” and together as the “Reorganizations.” Each of the International Moderate Portfolio and the Alternative 100 Moderate Portfolio is referred to herein as an “Acquiring Portfolio” and together as the “Acquiring Portfolios.”

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information regarding the Proposals that you should know before voting or providing voting instructions. Additional information about the Trust has been filed with the SEC and is available without charge upon oral or written request.

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This Proxy Statement/Prospectus is being provided to AXA Equitable and mailed to Contractholders and other shareholders on or about [            ], 2015. This Proxy Statement/Prospectus and a proxy or voting instruction card also will be available at www.proxydocs.com/AXACP on or about [            ], 2015. It is expected that one or more representatives of AXA Equitable will attend the Meeting in person or by proxy and will vote shares held by AXA Equitable in accordance with voting instructions received from its Contractholders and in accordance with voting procedures established by the Trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust with respect to the Acquired Portfolios, dated May 1, 2015, as supplemented (File Nos. 333-70754 and 811-10509); and

2.	The Statement of Additional Information dated [ ], relating to the Reorganizations (File No. 333-[ ]).

For a free copy of any of these documents, please call 1-877-522-5035 or write to the Trust at the address above.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, it must file certain reports and other information with the SEC. You can copy and review information about the Trust, including proxy materials and proxy and information statements, at the SEC’s Public Reference Room in Washington, DC, and at certain of the following SEC Regional Offices: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, MA 02110; Philadelphia Regional Office, The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; Salt Lake Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, CA 94104. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information from the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549, at prescribed rates.

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Page
SUMMARY	1
The Proposed Reorganizations	1
Proposal 1: To approve the Plan of Reorganization with respect to the Reorganization of the International Conservative Portfolio into the International Moderate Portfolio.	2
Comparative Fee and Expense Tables	5
Example of Portfolio Expenses	6
Portfolio Turnover	7
Comparison of Investment Objectives, Policies and Strategies	7
Comparison of Principal Risk Factors	10
Comparative Performance Information	10
Capitalization	12
Proposal 2: To approve the Plan of Reorganization with respect to the Reorganization of the International Growth Portfolio into the International Moderate Portfolio.	12
Comparative Fee and Expense Tables	15
Example of Portfolio Expenses	16
Portfolio Turnover	17
Comparison of Investment Objectives, Policies and Strategies	17
Comparison of Principal Risk Factors	19
Comparative Performance Information	20
Capitalization	22
Proposal 3: To approve the Plan of Reorganization with respect to the Reorganization of the Alternative 100 Conservative Plus Portfolio into the Alternative 100 Moderate Portfolio.	22
Comparative Fee and Expense Tables	25
Example of Portfolio Expenses	26
Portfolio Turnover	27
Comparison of Investment Objectives, Policies and Strategies	27
Comparison of Principal Risk Factors	28
Comparative Performance Information	29
Capitalization	30
Proposal 4: To approve the Plan of Reorganization with respect to the Reorganization of the Alternative 100 Growth Portfolio into the Alternative 100 Moderate Portfolio.	31
Comparative Fee and Expense Tables	34
Example of Portfolio Expenses	35

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SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

The Proposed Reorganizations

This Proxy Statement/Prospectus is soliciting shareholders with amounts invested in the Acquired Portfolios as of June 30, 2015, to approve the Plan of Reorganization (with respect to the Acquired Portfolio in which they are invested), whereby each Acquired Portfolio will be reorganized into a corresponding Acquiring Portfolio, as described below. (Each Acquired Portfolio and Acquiring Portfolio is sometimes referred to herein as a “Portfolio,” and together, the “Portfolios”).

Each Acquired Portfolio offers a single class of shares, designated Class B shares (the “Acquired Portfolio Shares”). Each Acquiring Portfolio also offers a single class of shares, also designated Class B shares (the “Acquiring Portfolio Shares”). The rights and preferences of the Acquiring Portfolio Shares are identical to the rights and preferences of the Acquired Portfolio Shares.

The Plan of Reorganization provides, with respect to each Reorganization, for:

•

the transfer of all the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets and the Acquiring Portfolio’s assumption of all the liabilities of the Acquired Portfolio;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders) of those Acquiring Portfolio Shares; and

•	the complete termination of the Acquired Portfolio.

The Board of Trustees is proposing the Reorganizations because it believes that they will permit shareholders invested in the Acquired Portfolios, which are small and have limited prospects for future growth and corresponding limited ability to achieve economies of scale, to invest in the corresponding Acquiring Portfolios, which in each case will result in a larger combined portfolio with an identical or similar investment objective that has better prospects for attracting additional assets and the potential for lower expenses. For a detailed description of the Board’s reasons for proposing the Reorganizations, see “Additional Information about the Reorganizations — Board Considerations” below.

A comparison of the investment objectives, policies, strategies and principal risks of each Acquired Portfolio and its corresponding Acquiring Portfolio is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below. The Portfolios have identical distribution procedures, purchase procedures, exchange rights and redemption procedures, which are discussed in “Additional Information about the Acquiring Portfolios” section below. Each Portfolio offers its shares to Separate Accounts and certain other eligible investors. Shares of each Portfolio are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of a Reorganization.

Subject to shareholder approval, the Reorganizations are expected to be effective at the close of business on September 25, 2015, or on a later date the Trust decides upon (the “Closing Date”). As a result of each Reorganization, each shareholder that owns shares of an Acquired Portfolio would become an owner of shares of the corresponding Acquiring Portfolio. Each such shareholder would hold, immediately after the Closing Date, shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Acquired Portfolio Shares the shareholder held as of the Closing Date. Similarly, each Contractholder whose Contract values are invested in shares of an Acquired Portfolio would become an indirect owner of shares of the corresponding Acquiring Portfolio. Each such Contractholder would indirectly hold, immediately after the Closing Date, shares of the applicable Acquiring Portfolio having an aggregate value equal to the aggregate value of the Acquired Portfolio Shares the Contractholder indirectly held as of the Closing Date. The Trust believes that there will be no adverse tax consequences to shareholders or Contractholders as a result of the Reorganizations. Please see “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board has unanimously approved the Plan of Reorganization with respect to each Portfolio. Accordingly, the Board is submitting the Plan of Reorganization for approval by each Acquired Portfolio’s shareholders. In considering whether to approve a Proposal, you should review the discussion of the Proposal for the Acquired Portfolio(s) in which you were a direct or indirect holder on the Record Date (as defined under “Voting Information”). In addition, you should review the information in this Proxy Statement/Prospectus that relates to the Proposals and the Plan of Reorganization generally. The Board recommends that you vote “FOR” the Proposals to approve the Plan of Reorganization.

Proposal 1: To approve the Plan of Reorganization with respect to the Reorganization of the International Conservative Portfolio into the International Moderate Portfolio.

This Proposal 1 requests your approval of the Plan of Reorganization pursuant to which the International Conservative Portfolio will be reorganized into the International Moderate Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Portfolios have similar but distinct investment objectives. The International Conservative Portfolio seeks a high level of current income, while the International Moderate Portfolio seeks long-term capital appreciation and current income, with a greater emphasis on current income.

•

The Portfolios have similar investment policies. Each Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Each Portfolio invests in accordance with its asset allocation targets in equity investments, fixed income investments or non-traditional (alternative) investments. Each Portfolio invests at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies (securities of companies organized outside of the United States and that are traded in markets outside the United States) or in currencies. However, the Portfolios’ asset allocation targets differ, as described immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

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The International Conservative Portfolio’s current asset allocation target is to invest approximately 20% of its assets in equity investments, 75% of its assets in fixed income investments and 5% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.

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The International Moderate Portfolio’s current asset allocation target is to invest approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.

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Each Portfolio’s principal risks are the same and include foreign securities risk, derivatives risk, infrastructure sector risk, equity risk, interest rate risk, credit risk, investment grade and non-investment grade securities risk, non-traditional (alternative) investment risk, real estate investment risk and risks related to investments in Underlying Portfolios and Underlying ETFs. However, to the extent the International Moderate Portfolio generally will invest a greater percentage of its assets in equity investments and in non-traditional (alternative) investments and a lesser percentage of its assets in fixed income investments than the International Conservative Portfolio, its risk profile will differ from that of the International Conservative Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ risks, see “Comparison of Principal Risk Factors” below.

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FMG LLC serves as the investment manager and administrator for each Portfolio, and it is anticipated that FMG LLC will continue to manage and administer the International Moderate Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Acquiring Portfolios — The Manager” below.

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The International Conservative Portfolio and the International Moderate Portfolio had net assets of approximately $4.4 million and $4.8 million, respectively, as of December 31, 2014. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $9.2 million.

In addition, as discussed in connection with Proposal 2, the International Growth Portfolio (which also is proposed to be reorganized into the International Moderate Portfolio) had net assets of approximately $4.5 million as of December 31, 2014. Thus, if the Reorganizations of both the International Conservative Portfolio and the International Growth Portfolio into the International Moderate Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $13.7 million.

•

The shareholders of the International Conservative Portfolio will receive shares of the International Moderate Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for the International Moderate Portfolio, for the fiscal year following the Reorganization, will be higher than those of the International Conservative Portfolio for the fiscal year ended December 31, 2014. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The Portfolios are subject to the same management and administration fee schedules. The management fee for each Portfolio is equal to an annual rate of 0.15% of its average daily net assets. In addition to the management fee, each Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. The asset-based administration fee is equal to an annual rate of 0.15% of the average daily net assets of the 19 portfolios of the Trust designated in the Trust’s prospectus as “CharterSM Allocation Portfolios.” FMG LLC and, in certain cases, an affiliate serve as investment manager, investment sub-adviser and/or administrator for certain of the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Each Portfolio is subject to the same expense limitation arrangement. Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of each Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”), so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for shares of the Portfolio.

•

The International Moderate Portfolio slightly outperformed compared to the International Conservative Portfolio for the one-year period ended December 31, 2014. Please see “Comparative Performance Information” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the International Moderate Portfolio (in this paragraph, “Investment Criteria”). It is not expected that the International Moderate Portfolio will revise any of its investment policies following the Reorganization to reflect those of the International Conservative Portfolio. If the Reorganization is approved, all of the International Conservative Portfolio’s assets on the Closing Date will be transferred to the International Moderate Portfolio. FMG LLC has reviewed each of those Portfolio’s current holdings and determined that the International Conservative Portfolio’s holdings (“Assets”) are generally consistent and compatible with the Investment Criteria and, thus, a large majority of the Assets could be transferred to and held by the International Moderate Portfolio. However, in addition to expected changes in Assets due to normal portfolio turnover, if the Reorganization is approved the Assets that are not compatible with the International Moderate Portfolio’s current portfolio composition or the Investment Criteria will be liquidated and reinvested in assets that are consistent with the Investment Criteria.

•	Except for brokerage costs, if any, incurred in connection with the Reorganizations, FMG LLC will bear the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by it for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

International Conservative Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganizations are approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	International Conservative Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganizations are approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	4.09%	3.79%	1.16%
Acquired Fund Fees and Expenses	0.65%	0.69%	0.69%
Total Annual Portfolio Operating Expenses	5.14%	4.88%	2.25%
Fee Waiver and/or Expense Reimbursement†	-3.84%	-3.54%	-0.91%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.30%	1.34%	1.34%

*	Assumes both the Reorganization described in Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix D for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 1 is approved.
†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Conservative Portfolio
Class B	$132	$1,197	$2,259	$4,899
International Moderate Portfolio
Class B	$136	$1,149	$2,165	$4,714
Pro Forma International Moderate Portfolio (assuming the Reorganizations are approved)*	$136	$616	$1,122	$2,514

*	Assumes both the Reorganization described in Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix D for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 1 is approved.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2014, the portfolio turnover rates for the International Conservative Portfolio and the International Moderate Portfolio were 9% and 12%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the International Conservative Portfolio with those of the International Moderate Portfolio. The Board may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

	Acquired Portfolio	Acquiring Portfolio
	International Conservative Portfolio	International Moderate Portfolio
Investment Objective	Seeks a high level of current income.	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

	Acquired Portfolio	Acquiring Portfolio
	International Conservative Portfolio	International Moderate Portfolio
Principal Investment Strategies	The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies.	Same.
	The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests.	Same.
	The Portfolio’s current asset allocation target is to invest approximately 20% of its assets in equity investments, 75% of its assets in fixed income investments and 5% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.	The Portfolio’s current asset allocation target is to invest approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.
	This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class. The Portfolio invests at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.) or in currencies.	Same.

Acquired Portfolio	Acquiring Portfolio
International Conservative Portfolio	International Moderate Portfolio
The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be non-traditional (alternative) are indicated with an asterisk*):	Same.

•    Currency*

•    Global Infrastructure*

•    Global Real Estate*

•    Emerging Markets Equity

•    Emerging Markets Small Cap

•    Frontier Markets

•    Global Equity

•    International Developed Equity

•    International Equity Income

•    International/Global Small Cap Equity

•    Emerging Markets Debt

•    High Yield Bond

•    Inflation Linked Securities

•    International Bond

Same.
In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.	Same.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	International Conservative Portfolio	International Moderate Portfolio
Affiliated Portfolio Risk	X	X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Futures Contract Risk	X	X
Inflation-Indexed Bonds Risk	X	X
Infrastructure Sector Risk	X	X
Interest Rate Risk	X	X
Investment Grade Securities Risk	X	X
Large-Cap Company Risk	X	X
Liquidity Risk	X	X
Market Risk	X	X
Mid-Cap and Small-Cap Company Risk	X	X
Non-Investment Grade Securities Risk	X	X
Non-Traditional (Alternative) Investment Risk	X	X
Portfolio Management Risk	X	X
Real Estate Investing Risk	X	X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X

Comparative Performance Information

The bar charts below show each Portfolio’s first calendar year of performance. The tables below provide some indication of the risks of investing in each Portfolio by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2014 compared to the returns of a broad-based market index. The hypothetical composite index shows how each Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last ten years or, if shorter, since the Portfolio’s inception. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

International Conservative Portfolio - Calendar Year Annual Total Return (Class B)

Best quarter (% and time period) 3.41% (2014 2nd Quarter)	Worst quarter (% and time period) -4.07% (2014 3rd Quarter)

International Moderate Portfolio - Calendar Year Annual Total Return (Class B)

Best quarter (% and time period) 3.81% (2014 2nd Quarter)	Worst quarter (% and time period) -4.25% (2014 3rd Quarter)

International Conservative Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
International Conservative Portfolio — Class B Shares (Inception Date: October 30, 2013)	-0.38%	-1.19%
BofA Merrill Lynch Global Broad Market ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)	-3.04%	-4.61%
20% MSCI AC World ex. U.S. (Net) Index / 75% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	-3.01%	-4.04%

International Moderate Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
International Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	-0.29%	-0.94%
BofA Merrill Lynch Global Broad Market ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)	-3.04%	-4.61%
35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index /10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	-2.95%	-3.56%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the International Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
International Conservative Portfolio — Class B Shares	$4.4	$9.42	465,054
International Moderate Portfolio — Class B Shares	$4.8	$9.46	504,421
Adjustments(a)	$—	$—	1,390
Pro forma International Moderate Portfolio — Class B Shares (assuming the Reorganizations are approved)*	$13.7	$9.46	1,449,594

*	Assumes both the Reorganization described in Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix D for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 1 is approved.
(a)	Reflects adjustment for additional shares issued of Acquiring Portfolio.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the International Conservative Portfolio. Accordingly, the Board has submitted the Plan of Reorganization for approval by this Portfolio’s shareholders. The Board recommends that you vote “For” Proposal 1.

Proposal 2: To approve the Plan of Reorganization with respect to the Reorganization of the International Growth Portfolio into the International Moderate Portfolio.

This Proposal 2 requests your approval of the Plan of Reorganization pursuant to which the International Growth Portfolio will be reorganized into the International Moderate Portfolio. In considering whether you should approve the Proposal, you should note that:

•

The Portfolios have similar investment objectives. Each Portfolio seeks long-term capital appreciation and current income. The International Moderate Portfolio, however, has a greater emphasis on current income.

•

The Portfolios have similar investment policies. Each Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Each

Portfolio invests in accordance with its asset allocation targets in equity investments, fixed income investments or non-traditional (alternative) investments. Each Portfolio invests at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies (securities of companies organized outside of the United States and that are traded in markets outside the United States) or in currencies. However, the Portfolios’ asset allocation targets differ, as described immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•

The International Growth Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments and 20% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.

•

The International Moderate Portfolio’s current asset allocation target is to invest approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.

•

Each Portfolio’s principal risks are the same and include foreign securities risk, derivatives risk, infrastructure sector risk, equity risk, interest rate risk, credit risk, investment grade and non-investment grade securities risk, non-traditional (alternative) investment risk, real estate investing risk and risks related to investments in Underlying Portfolios and Underlying ETFs. However, to the extent the International Moderate Portfolio generally will invest a greater percentage of its assets in fixed income investments and a lesser percentage in equity and non-traditional (alternative) investments than the International Growth Portfolio, its risk profile will differ from that of the International Growth Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio, and it is anticipated that FMG LLC will continue to manage and administer the International Moderate Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Acquiring Portfolios — The Manager” below.

•

The International Growth Portfolio and the International Moderate Portfolio had net assets of approximately $4.5 million and $4.8 million, respectively, as of December 31, 2014. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $9.3 million.

In addition, as discussed in connection with Proposal 1, the International Conservative Portfolio (which also is proposed to be reorganized into the International Moderate Portfolio) had net assets of approximately $4.4 million as of December 31, 2014. Thus, if the Reorganizations of both the International Growth Portfolio and the International Conservative Portfolio into the International Moderate Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $13.7 million.

•

The shareholders of the International Growth Portfolio will receive shares of the International Moderate Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for the International Moderate Portfolio, for the fiscal year following the Reorganization, will be lower than those of the International Growth Portfolio for the fiscal year ended December 31, 2014. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The Portfolios are subject to the same management and administration fee schedules. The management fee for each Portfolio is equal to an annual rate of 0.15% of its average daily net assets. In addition to the management fee, each Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. The asset-based administration fee is equal to an annual rate of 0.15% of the average daily net assets of the 19 portfolios of the Trust designated in the Trust’s prospectus as “CharterSM Allocation Portfolios.” FMG LLC and, in certain cases, an affiliate serve as investment manager, investment sub-adviser and/or administrator for certain of the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Each Portfolio is subject to the same expense limitation arrangement. Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of each Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”), so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio.

•

The International Moderate Portfolio underperformed compared to the International Growth Portfolio for the one-year period ended December 31, 2014. Please see “Comparative Performance Information” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the International Moderate Portfolio (in this paragraph, “Investment Criteria”). It is not expected that the International Moderate Portfolio will revise any of its investment policies following the Reorganization to reflect those of the International Growth Portfolio. If the Reorganization is approved, all of the International Growth Portfolio’s assets on the Closing Date will be transferred to the International Moderate Portfolio. FMG LLC has reviewed each of those Portfolio’s current holdings and determined that the International Growth Portfolio’s holdings (“Assets”) are generally consistent and compatible with the Investment Criteria and, thus, a large majority of the Assets could be transferred to and held by the International Moderate Portfolio. However, in addition to expected changes in Assets due to normal portfolio turnover, if the Reorganization is approved the Assets that are not compatible with the International Moderate Portfolio’s current portfolio composition or the Investment Criteria will be liquidated and reinvested in assets that are consistent with the Investment Criteria.

•	Except for brokerage costs, if any, incurred in connection with the Reorganizations, FMG LLC will bear the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by it for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

International Growth Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganizations are approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	International Growth Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganizations are approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	3.82%	3.79%	1.16%
Acquired Fund Fees and Expenses	0.75%	0.69%	0.69%
Total Annual Portfolio Operating Expenses	4.97%	4.88%	2.25%
Fee Waiver and/or Expense Reimbursement†	-3.57%	-3.54%	-0.91%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.40%	1.34%	1.34%

*	Assumes both the Reorganization described in Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix E for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 2 is approved.
†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Growth Portfolio
Class B	$143	$1,173	$2,203	$4,783
International Moderate Portfolio
Class B	$136	$1,149	$2,165	$4,714
Pro Forma International Moderate Portfolio (assuming the Reorganizations are approved)*	$136	$616	$1,122	$2,514

*	Assumes both the Reorganization described in Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix E for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 2 is approved.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2014, the portfolio turnover rates for the International Growth Portfolio and the International Moderate Portfolio were 19% and 12%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the International Growth Portfolio with those of the International Moderate Portfolio. The Board may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

	Acquired Portfolio	Acquiring Portfolio
	International Growth Portfolio	International Moderate Portfolio
Investment Objective	Seeks long-term capital appreciation and current income.	Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

	Acquired Portfolio	Acquiring Portfolio
	International Growth Portfolio	International Moderate Portfolio
Principal Investment Strategies	The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies.	Same.
	The Manager, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments, fixed income investments or non-traditional (alternative) investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests.	Same.
	The Portfolio’s current asset allocation target is to invest approximately 55% of its assets in equity investments, 25% of its assets in fixed income investments and 20% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.	The Portfolio’s current asset allocation target is to invest approximately 35% of its assets in equity investments, 55% of its assets in fixed income investments and 10% of its assets in non-traditional (alternative) investments through investments in Underlying Portfolios and Underlying ETFs.
	This asset allocation target may be changed by the Manager and the Trust’s Board of Trustees without shareholder approval. Actual allocations can deviate by up to 15% for each asset class. The Portfolio invests at least 65% of its total assets in Underlying Portfolios and Underlying ETFs that invest primarily in securities of foreign companies (securities of companies organized outside of the U.S. and that are traded in markets outside the U.S.) or in currencies.	Same.

Acquired Portfolio	Acquiring Portfolio
International Growth Portfolio	International Moderate Portfolio
The traditional and non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows (asset categories and strategies that the Manager considers to be non-traditional (alternative) are indicated with an asterisk*):	Same.

•    Currency*

•    Global Infrastructure*

•    Global Real Estate*

•    Emerging Markets Equity

•    Emerging Markets Small Cap

•    Frontier Markets

•    Global Equity

•    International Developed Equity

•    International Equity Income

•    International/Global Small Cap Equity

•    Emerging Markets Debt

•    High Yield Bond

•    Inflation Linked Securities

•    International Bond

Same.
In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.	Same.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	International Growth Portfolio	International Moderate Portfolio
Affiliated Portfolio Risk	X	X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X

Risks	International Growth Portfolio	International Moderate Portfolio
Currency Risk	X	X
Emerging Markets Risk	X	X
Futures Contract Risk	X	X
Inflation-Indexed Bonds Risk	X	X
Infrastructure Sector Risk	X	X
Interest Rate Risk	X	X
Investment Grade Securities Risk	X	X
Large-Cap Company Risk	X	X
Liquidity Risk	X	X
Market Risk	X	X
Mid-Cap and Small-Cap Company Risk	X	X
Non-Investment Grade Securities Risk	X	X
Non-Traditional (Alternative) Investment Risk	X	X
Portfolio Management Risk	X	X
Real Estate Investing Risk	X	X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X

Comparative Performance Information

The bar charts below show each Portfolio’s first calendar year of performance. The tables below provide some indication of the risks of investing in each Portfolio by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2014 compared to the returns of a broad-based market index. The hypothetical composite index shows how each Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last ten years or, if shorter, since the Portfolio’s. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

International Growth Portfolio - Calendar Year Annual Total Return (Class B)

Best quarter (% and time period) 4.50% (2014 2nd Quarter)	Worst quarter (% and time period) -4.69% (2014 3rd Quarter)

International Moderate Portfolio - Calendar Year Annual Total Return (Class B)

Best quarter (% and time period) 3.81% (2014 2nd Quarter)	Worst quarter (% and time period) -4.25% (2014 3rd Quarter)

International Growth Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
International Growth Portfolio — Class B Shares (Inception Date: October 30, 2013)	0.13%	-0.34%
MSCI AC World ex. U.S. (Net) Index (reflects no deduction for fees, expenses, or taxes)	-3.87%	-3.10%
55% MSCI AC World ex. U.S. (Net) Index / 25% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	-2.80%	-2.78%

International Moderate Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
International Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	-0.29%	-0.94%
BofA Merrill Lynch Global Broad Market ex. U.S. Index (reflects no deduction for fees, expenses, or taxes)	-3.04%	-4.61%
35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index /10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	-2.95%	-3.56%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the International Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
International Growth Portfolio — Class B Shares	$4.5	$9.52	478,729
International Moderate Portfolio — Class B Shares	$4.8	$9.46	504,421
Adjustments(a)	$—	$—	1,390
Pro forma International Moderate Portfolio — Class B Shares (assuming the Reorganizations are approved)*	$13.7	$9.46	1,449,594

*	Assumes both the Reorganization described in Proposal 1 and the Reorganization described in Proposal 2 are approved. See Appendix E for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 2 is approved.
(a)	Reflects adjustment for additional shares issued of Acquiring Portfolio.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the International Growth Portfolio. Accordingly, the Board has submitted the Plan of Reorganization for approval by this Portfolio’s shareholders. The Board recommends that you vote “For” Proposal 2.

Proposal 3: To approve the Plan of Reorganization with respect to the Reorganization of the Alternative 100 Conservative Plus Portfolio into the Alternative 100 Moderate Portfolio.

This Proposal 3 requests your approval of the Plan of Reorganization pursuant to which the Alternative 100 Conservative Plus Portfolio will be reorganized into the Alternative 100 Moderate Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have identical investment objectives. Each Portfolio seeks long-term capital appreciation.

•

The Portfolios have similar investment policies. Each Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”). Under normal market conditions, each Portfolio allocates substantially all of its assets to Underlying Portfolios and Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•

Each Portfolio’s principal risks are the same and include commodity risk, convertible securities risk, credit risk, derivatives risk, equity risk, foreign securities risk, futures contract risk, infrastructure sector risk, interest rate risk, investment grade securities risk, leveraging risk, natural resources sector risk, non-investment grade securities risk, non-traditional (alternative) investment risk and risks related to investments in Underlying Portfolios and Underlying ETFs. However, to the extent the Alternative 100 Moderate Portfolio generally will invest a greater percentage of its assets in equity and non-traditional (alternative) investments and a lesser percentage of its assets in fixed income investments than the Alternative 100 Conservative Plus Portfolio, its risk profile will differ from that of the Alternative 100 Conservative Plus Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio, and it is anticipated that FMG LLC will continue to manage and administer the Alternative 100 Moderate Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Acquiring Portfolios — The Manager” below.

•

The Alternative 100 Conservative Plus Portfolio and the Alternative Moderate Portfolio had net assets of approximately $5.9 million and $7.7 million, respectively, as of December 31, 2014. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $13.6 million.

In addition, as discussed in connection with Proposal 4, the Alternative 100 Growth Portfolio (which also is proposed to be reorganized into the Alternative 100 Moderate Portfolio) had net assets of approximately $5.7 million as of December 31, 2014. Thus, if the Reorganizations of both the Alternative 100 Growth Portfolio and the Alternative 100 Conservative Plus Portfolio into the Alternative 100 Moderate Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $19.3 million.

•

The shareholders of the Alternative 100 Conservative Plus Portfolio will receive shares of the Alternative 100 Moderate Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for the Alternative 100 Moderate Portfolio, for the fiscal year following the Reorganization, will be lower than those of the Alternative 100 Conservative Plus Portfolio for the fiscal year ended December 31, 2014. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The Portfolios are subject to the same management and administration fee schedules. The management fee for each Portfolio is equal to an annual rate of 0.15% of its average daily net assets. In addition to the management fee, each Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. The asset-based administration fee is equal to an annual rate of 0.15% of the average daily net assets of the 19 portfolios of the Trust designated in the Trust’s prospectus as “CharterSM Allocation Portfolios.” FMG LLC and, in certain cases, an affiliate serve as investment manager, investment sub-adviser and/or administrator for certain of the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Each Portfolio is subject to the same expense limitation arrangement. Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of each Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”), so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio.

•

The Alternative 100 Moderate Portfolio underperformed compared to the Alternative 100 Conservative Plus Portfolio for the one-year period ended December 31, 2014. Please see “Comparative Performance Information” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Alternative 100 Moderate Portfolio (in this paragraph, “Investment Criteria”). It is not expected that the Alternative 100 Moderate Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Alternative 100 Conservative Plus Portfolio. If the Reorganization is approved, all of the Alternative 100 Conservative Plus Portfolio’s assets on the Closing Date will be transferred to the Alternative 100 Moderate Portfolio.

FMG LLC has reviewed each of those Portfolio’s current holdings and determined that the Alternative 100 Conservative Plus Portfolio’s holdings (“Assets”) are generally consistent and compatible with the Investment Criteria and, thus, a large majority of the Assets could be transferred to and held by the Alternative 100 Moderate Portfolio. However, in addition to expected changes in Assets due to normal portfolio turnover, if the Reorganization is approved the Assets that are not compatible with the Alternative 100 Moderate Portfolio’s current portfolio composition or the Investment Criteria will be liquidated and reinvested in assets that are consistent with the Investment Criteria.

•	Except for brokerage costs, if any, incurred in connection with the Reorganizations, FMG LLC will bear the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by its Class B shares for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	2.90%	2.61%	0.85%

	Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*
	Class B	Class B	Class B
Acquired Fund Fees and Expenses	0.96%	0.90%	0.90%
Total Annual Portfolio Operating Expenses	4.26%	3.91%	2.15%
Fee Waiver and/or Expense Reimbursement†	-2.65%	-2.36%	-0.60%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.61%	1.55%	1.55%

*	Assumes both the Reorganization described in Proposal 3 and the Reorganization described in Proposal 4 are approved. See Appendix F for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 3 is approved.
†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Alternative 100 Conservative Plus Portfolio
Class B	$164	$1,051	$1,952	$4,262
Alternative 100 Moderate Portfolio
Class B	$158	$975	$1,811	$3,982
Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*	$158	$615	$1,099	$2,435

*	Assumes both the Reorganization described in Proposal 3 and the Reorganization described in Proposal 4 are approved. See Appendix F for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 3 is approved.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2014, the portfolio turnover rates for the Alternative 100 Conservative Plus Portfolio and the Alternative 100 Moderate Portfolio were 37% and 13%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Alternative 100 Conservative Plus Portfolio with those of the Alternative 100 Moderate Portfolio. The Board may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

	Acquired Portfolio	Acquiring Portfolio
	Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio
Investment Objective	Seeks long-term capital appreciation.	Same.
Principal Investment Strategies	The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Under normal market conditions, the Portfolio allocates substantially all of its assets to Underlying Portfolios and Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies.	Same.

Acquired Portfolio	Acquiring Portfolio
Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio

The non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows

•Absolute Return/Multi Strategies
•Commodities
•Convertible Securities
•Currency
•Global Infrastructure
•Global Real Estate
•Listed Private Equity
•Long/Short Credit
•Managed Futures
•Merger Arbitrage
•Natural Resources
•Precious and Base Metals

Same.
In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.	Same.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio
Affiliated Portfolio Risk	X	X
Commodity Risk	X	X
Convertible Securities Risk	X	X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Futures Contract Risk	X	X
Infrastructure Sector Risk	X	X
Interest Rate Risk	X	X

Risks	Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio
Investment Grade Securities Risk	X	X
Large-Cap Company Risk	X	X
Leveraging Risk	X	X
Listed Private Equity Company Risk	X	X
Market Risk	X	X
Mid-Cap and Small-Cap Company Risk	X	X
Natural Resources Sector Risk	X	X
Non-Investment Grade Securities Risk	X	X
Non-Traditional (Alternative) Investment Risk	X	X
Portfolio Management Risk	X	X
Real Estate Investing Risk	X	X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X
Special Situations Risk	X	X

Comparative Performance Information

The bar charts below show each Portfolio’s first calendar year of performance. The tables below provide some indication of the risks of investing in each Portfolio by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2014 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last ten years or, if shorter, since the Portfolio’s inception. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Alternative 100 Conservative Plus Portfolio - Calendar Year Annual Total Return (Class B)

Best quarter (% and time period) 4.20% (2014 2nd Quarter)	Worst quarter (% and time period) -4.23% (2014 3rd Quarter)

Alternative 100 Moderate Portfolio - Calendar Year Annual Total Return (Class B)

Best quarter (% and time period) 5.03% (2014 2nd Quarter)	Worst quarter (% and time period) -5.17% (2014 3rd Quarter)

Alternative 100 Conservative Plus Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
Alternative 100 Conservative Plus Portfolio — Class B Shares (Inception Date: October 30, 2013)	0.93%	0.65%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.05%

Alternative 100 Moderate Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
Alternative 100 Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	-0.16%	-1.00%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.05%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the Alternative 100 Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Alternative 100 Conservative Plus Portfolio — Class B Shares	$5.9	$9.72	607,805
Alternative 100 Moderate Portfolio — Class B Shares	$7.7	$9.54	810,534

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Adjustments(a)	$—	$—	(4,386)
Pro forma Alternative 100 Moderate Portfolio — Class B Shares (assuming the Reorganizations are approved)*	$19.3	$9.54	2,025,476

*	Assumes both the Reorganization described in Proposal 3 and the Reorganization described in Proposal 4 are approved. See Appendix F for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 3 is approved.
(a)	Reflects retired shares of the Acquired Portfolios.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Alternative 100 Conservative Plus Portfolio. Accordingly, the Board has submitted the Plan of Reorganization for approval by this Portfolio’s shareholders. The Board recommends that you vote “For” Proposal 3.

Proposal 4: To approve the Plan of Reorganization with respect to the Reorganization of the Alternative 100 Growth Portfolio into the Alternative 100 Moderate Portfolio.

This Proposal 4 requests your approval of the Plan of Reorganization pursuant to which the Alternative 100 Growth Portfolio will be reorganized into the Alternative 100 Moderate Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have identical investment objectives. Each Portfolio seeks long-term capital appreciation.

•

The Portfolios have similar investment policies. Each Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”). Under normal market conditions, each Portfolio allocates substantially all of its assets to Underlying Portfolios and Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•

Each Portfolio’s principal risks are the same and include commodity risk, convertible securities risk, credit risk, derivatives risk, equity risk, foreign securities risk, futures contract risk, infrastructure sector risk, interest rate risk, investment grade securities risk, leveraging risk, natural resources sector risk, non-investment grade securities risk, non-traditional (alternative) investment risk and risks related to investments in Underlying Portfolios and Underlying ETFs. However, to the extent that the Alternative 100 Moderate Portfolio generally will invest a greater percentage of its assets in fixed income investments and a lesser percentage in equity and non-traditional (alternative) investments than the Alternative 100 Growth Portfolio, its risk profile will differ from that of the Alternative 100 Growth Portfolio with respect to the degree of risk associated with those investments. For a detailed comparison of the Portfolios’ risks, see “Comparison of Principal Risk Factors” below.

•

FMG LLC serves as the investment manager and administrator for each Portfolio and it is anticipated that FMG LLC will continue to manage and administer the Alternative 100 Moderate Portfolio after the Reorganization. For a detailed description of FMG LLC, please see “Additional Information about the Acquiring Portfolios — The Manager” below.

•

The Alternative 100 Growth Portfolio and the Alternative Moderate Portfolio had net assets of approximately $5.7 million and $7.7 million, respectively, as of December 31, 2014. Thus, if the Reorganization had been in effect on that date, the combined Portfolio would have had net assets of approximately $13.4 million.

•

In addition, as discussed in connection with Proposal 3, the Alternative 100 Conservative Plus Portfolio (which also is proposed to be reorganized into the Alternative 100 Moderate Portfolio) had net assets of approximately $5.9 million as of December 31, 2014. Thus, if the Reorganizations of both the Alternative 100 Conservative Plus Portfolio and the Alternative 100 Growth Portfolio into the Alternative 100 Moderate Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $19.3 million.

•

The shareholders of the Alternative 100 Growth Portfolio will receive shares of the Alternative 100 Moderate Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Acquiring Portfolios” below for more information.

•

It is estimated that the annual operating expense ratios for the Alternative 100 Moderate Portfolio, for the fiscal year following the Reorganization, will be higher than those of the Alternative 100 Growth Portfolio for the fiscal year ended December 31, 2014. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

The Portfolios are subject to the same management and administration fee schedules. The management fee for each Portfolio is equal to an annual rate of 0.15% of its average daily net assets. In addition to the management fee, each Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. The asset-based administration fee is equal to an annual rate of 0.15% of the average daily net assets of the 19 portfolios of the Trust designated in the Trust’s prospectus as “CharterSM Allocation Portfolios.” FMG LLC and, in certain cases, an affiliate serve as investment manager, investment sub-adviser and/or administrator for certain of the Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with a Portfolio. For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Acquiring Portfolios” below.

•

Each Portfolio is subject to the same expense limitation arrangement. Pursuant to a contract, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of each Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”), so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio.

•

The Alternative 100 Moderate Portfolio outperformed compared to the Alternative 100 Growth Portfolio for the one-year period ended December 31, 2014. Please see “Comparative Performance Information” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Alternative 100 Moderate Portfolio (in this paragraph, “Investment Criteria”). It is not expected that the Alternative 100 Moderate Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Alternative 100 Growth Portfolio. If the Reorganization is approved, all of the Alternative 100 Growth Portfolio’s assets on the Closing Date will be transferred to the Alternative 100 Moderate Portfolio. FMG LLC has reviewed each of those Portfolio’s current holdings and determined that the Alternative 100 Growth Portfolio’s holdings (“Assets”) are generally consistent and compatible with the Investment Criteria and, thus, a large majority of the Assets could be transferred to and held by the Alternative 100 Moderate Portfolio. However, in addition to expected changes in Assets due to normal portfolio turnover, if the Reorganization is approved the Assets that are not compatible with the Alternative 100 Moderate Portfolio’s current portfolio composition or the Investment Criteria will be liquidated and reinvested in assets that are consistent with the Investment Criteria.

•	Except for brokerage costs, if any, incurred in connection with the Reorganizations, FMG LLC will bear the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by it for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	3.00%	2.61%	0.85%
Acquired Fund Fees and Expenses	0.83%	0.90%	0.90%
Total Annual Portfolio Operating Expenses	4.23%	3.91%	2.15%

	Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*
	Class B	Class B	Class B
Fee Waiver and/or Expense Reimbursement†	-2.75%	-2.36%	-0.60%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.48%	1.55%	1.55%

*	Assumes both the Reorganization described in Proposal 3 and the Reorganization described in Proposal 4 are approved. See Appendix G for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 4 is approved.
†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Alternative 100 Growth Portfolio
Class B	$151	$1,033	$1,929	$4,231
Alternative 100 Moderate Portfolio
Class B	$158	$975	$1,811	$3,982
Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganizations are approved)*	$158	$615	$1,099	$2,435

*	Assumes both the Reorganization described in Proposal 3 and the Reorganization described in Proposal 4 are approved. See Appendix G for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 4 is approved.

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2014, the portfolio turnover rates for the Alternative 100 Growth Portfolio and the Alternative 100 Moderate Portfolio were 12% and 13%, respectively, of the average value of the Portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Alternative 100 Growth Portfolio with those of the Alternative 100 Moderate Portfolio. The Board may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

	Acquired Portfolio	Acquiring Portfolio
	Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio
Investment Objective	Seeks long-term capital appreciation.	Same.
Principal Investment Strategies	The Portfolio pursues its investment objective by investing in other mutual funds managed by AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Manager”) and in investment companies managed by investment managers other than FMG LLC (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies or investment vehicles (“Underlying ETFs”) comprising various asset categories and strategies. Under normal market conditions, the Portfolio allocates substantially all of its assets to Underlying Portfolios and Underlying ETFs that invest primarily in non-traditional (alternative) asset categories and strategies.	Same.

Acquired Portfolio	Acquiring Portfolio
Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio

The non-traditional (alternative) asset categories and strategies of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are as follows

•    Absolute Return/Multi Strategies

•    Commodities

•    Convertible Securities

•    Currency

•    Global Infrastructure

•    Global Real Estate

•    Listed Private Equity

•    Long/Short Credit

•    Managed Futures

•    Merger Arbitrage

•    Natural Resources

•    Precious and Base Metals

Same.
In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (including futures contracts) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.	Same.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in a Portfolio. The following table compares the principal risks of an investment in each Portfolio. For an explanation of each such risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio
Affiliated Portfolio Risk	X	X
Commodity Risk	X	X
Convertible Securities Risk	X	X
Credit Risk	X	X
Derivatives Risk	X	X
Equity Risk	X	X
Foreign Securities Risk	X	X
Currency Risk	X	X
Emerging Markets Risk	X	X
Futures Contract Risk	X	X
Infrastructure Sector Risk	X	X
Interest Rate Risk	X	X
Investment Grade Securities Risk	X	X

Risks	Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio
Large-Cap Company Risk	X	X
Leveraging Risk	X	X
Listed Private Equity Company Risk	X	X
Market Risk	X	X
Mid-Cap and Small-Cap Company Risk	X	X
Natural Resources Sector Risk	X	X
Non-Investment Grade Securities Risk	X	X
Non-Traditional (Alternative) Investment Risk	X	X
Portfolio Management Risk	X	X
Real Estate Investing Risk	X	X
Risks Related to Investments in Underlying Portfolios and Underlying ETFs	X	X
Special Situations Risk	X	X

Comparative Performance Information

The bar charts below show each Portfolio’s first calendar year of performance. The tables below provide some indication of the risks of investing in each Portfolio by showing how the Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2014 compared to the returns of a broad-based market index. The return of the broad-based market index (and any additional comparative index) shown in the right hand column below is the return of the index for the last ten years or, if shorter, since the Portfolio’s inception. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Alternative 100 Growth Portfolio - Calendar Year Annual Total Return (Class B)

Best quarter (% and time period) 6.34% (2014 2nd Quarter)	Worst quarter (% and time period) -6.34% (2014 3rd Quarter)

Alternative 100 Moderate Portfolio - Calendar Year Annual Total Return

(Class B)

Best quarter (% and time period) 5.03% (2014 2nd Quarter)	Worst quarter (% and time period) -5.17% (2014 3rd Quarter)

Alternative 100 Growth Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
Alternative 100 Growth Portfolio — Class B Shares (Inception Date: October 30, 2013)	-1.95%	-3.18%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.05%

Alternative 100 Moderate Portfolio

Average Annual Total Returns (For the periods ended December 31, 2014)	One Year	Since Inception
Alternative 100 Moderate Portfolio — Class B Shares (Inception Date: October 30, 2013)	-0.16%	-1.00%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.05%

Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the Alternative 100 Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Alternative 100 Growth Portfolio — Class B Shares	$5.7	$9.29	611,523
Alternative 100 Moderate Portfolio — Class B Shares	$7.7	$9.54	810,534
Adjustments(a)	$—	$—	(4,386)
Pro forma Alternative 100 Moderate Portfolio — Class B Shares (assuming the Reorganizations are approved)*	$19.3	$9.54	2,025,476

*	Assumes both the Reorganization described in Proposal 3 and the Reorganization described in Proposal 4 are approved. See Appendix G for the pro forma fees and expenses of the Acquiring Portfolio Shares assuming that only the Reorganization described in this Proposal 4 is approved.
(a)	Reflects retired shares of the Acquired Portfolio.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the Alternative 100 Growth Portfolio. Accordingly, the Board has submitted the Plan of Reorganization for approval by this Portfolio’s shareholders. The Board recommends that you vote “For” Proposal 4.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Plan of Reorganization

The terms and conditions under which the Reorganizations would be completed are contained in the Plan of Reorganization. The following summary thereof is qualified in its entirety by reference to the Plan of Reorganization, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

Each Reorganization will involve an Acquiring Portfolio’s acquiring all the assets of the corresponding Acquired Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio’s assumption of the Acquired Portfolio’s liabilities. The Plan of Reorganization further provides that, on or as promptly as reasonably practicable after the Closing Date, each Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives in its Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders). The number of full and fractional Acquiring Portfolio Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trust’s normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Portfolio Shares the shareholder holds at that time. After that distribution to an Acquired Portfolio’s shareholders, the Trust, on behalf of the Acquired Portfolio, will take all necessary steps under its Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), and Delaware and any other applicable law to effect a complete termination of the Acquired Portfolio.

The Board may terminate or delay the Plan of Reorganization with respect to, and abandon or postpone, any Reorganization or all Reorganizations at any time prior to the Closing Date, before or after approval by the relevant Acquired Portfolio’s shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with a Reorganization inadvisable for a Portfolio. The consummation of each Reorganization also is subject to various conditions, including approval of the Reorganization by the applicable Acquired Portfolio’s shareholders, completion of all filings with, and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Reorganizations will take place immediately after the close of business on the Closing Date.

The Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has determined, with respect to each Portfolio, that the interests of the Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Portfolio.

Except for brokerage costs, if any, incurred in connection with the Reorganizations, FMG LLC will bear the expenses of the Reorganizations described in this Proxy Statement/Prospectus.

Approval of the Plan of Reorganization with respect to the Reorganization of an Acquired Portfolio will require a majority vote of that Acquired Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Portfolio present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If the Plan of Reorganization is not approved by an Acquired Portfolio’s shareholders or one or more Reorganizations is not consummated for any other reason, the Board will consider other possible courses of action. Please see “Voting Information” below for more information.

Description of the Securities to Be Issued

The shareholders of each Acquired Portfolio will receive shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

Each Acquiring Portfolio is a series of the Trust. The Trust may issue an unlimited number of authorized shares of beneficial interest, par value $0.001 per share. The Declaration of Trust authorizes the Board to issue shares in different series and classes. In addition, the Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders’ rights and preferences.

The Trust currently offers a single class of shares of each Acquiring Portfolio – Class B shares. The Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class B shares of the Acquiring Portfolios. The maximum distribution and/or service (12b-1) fee for each Acquiring Portfolio’s Class B shares is equal to an annual rate of 0.25% of the average daily net assets attributable to such share class. Because these distribution/service fees are paid out of an Acquiring Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Board Considerations

At a meeting of the Board held on June 9, 2015, FMG LLC recommended that each Acquired Portfolio be reorganized into its corresponding Acquiring Portfolio. FMG LLC noted that, in addition to regularly evaluating the performance of each portfolio of the Trust, it continually reviews the overall line-up of investment options and conducts in-depth analysis to provide recommendations to the Board to strengthen the Trust’s lineup. FMG LLC stated that it was recommending the Reorganizations to streamline and strengthen the Trust’s line-up and to address certain other developments with respect to each Acquired Portfolio, including the failure of each Acquired Portfolio to attract sufficient Contractholder interest and thus achieve a more sustainable asset base.

With respect to each Acquired Portfolio, FMG LLC noted that it believed it would be appropriate to reorganize the Acquired Portfolio into its corresponding Acquiring Portfolio to streamline the Trust’s investment options relating to international and alternative strategies by eliminating portfolios that had failed to attract sufficient Contractholder interest. FMG LLC noted that each Acquired Portfolio has similar or identical investment objectives, similar investment policies, and the same fundamental and non-fundamental investment restrictions as its corresponding Acquiring Portfolio. FMC LLC also noted that it believed the Reorganizations would be beneficial to the shareholders invested in the Acquired Portfolios because each Reorganization would provide a means by which Contractholders with amounts allocated to an Acquired Portfolio could pursue similar or identical investment objectives in the context of a larger fund with better prospects for attracting additional assets and the potential for lower expenses.

In determining whether to approve the Plan of Reorganization with respect to each Acquired Portfolio and recommend its approval to shareholders, the Board, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential benefits of each Reorganization to shareholders, including the greater potential to increase the assets of the Acquired Portfolios and to realize economies of scale in the Acquired Portfolios’ expenses and portfolio management fees as a result of asset growth; (2) comparisons of the Acquired Portfolios’ and corresponding Acquiring Portfolios’ investment objectives, policies, strategies, restrictions and risks; (3) the experience and qualifications of the Manager and key personnel managing each Acquiring Portfolio; (4) the effect of the Reorganization on an Acquired Portfolio’s annual operating expenses and shareholder fees and services; (5) the relative historical performance records of the Portfolios; (6) any change in shareholder rights; (7) the direct or indirect federal income tax consequences of the Reorganizations to shareholders and Contractholders; (8) any fees or expenses that would be borne directly or indirectly by an Acquired Portfolio in connection with its Reorganization; (9) the terms and conditions of the Plan of Reorganization and whether a Reorganization would result in dilution of shareholder interests; (10) the potential benefits of the Reorganizations to other persons, including FMG LLC and its affiliates, as discussed below in the section entitled “Potential Benefits of the Reorganizations to FMG LLC and its Affiliates”; and (11) possible alternatives to the Reorganizations, including the potential benefits and detriments of maintaining the current structure.

In connection with the Board’s consideration of the proposed Reorganizations, the Independent Trustees requested, and FMG LLC provided to the Board, information regarding the factors set forth above as well as other information relating to the Reorganizations.

In reaching the decision to recommend approval of the Reorganizations, the Board, including the Independent Trustees, concluded that each Portfolio’s participation in the relevant Reorganization is in its best interests and that the interests of existing shareholders of the Portfolio would not be diluted as a result of the Reorganizations. The Board’s conclusion was based on a number of factors, including the following:

•

The Reorganizations will permit shareholders invested in each Acquired Portfolio to allocate amounts to a larger Portfolio that pursues a similar or identical investment objective and similar investment policies and that is part of a larger combined portfolio with better prospects for attracting additional assets and the potential for lower expenses.

•

The annual operating expense ratio for the CharterSM International Moderate Portfolio is expected to be higher than that of the CharterSM International Conservative Portfolio, for the previous fiscal year, and lower than that of the CharterSM International Growth Portfolio, for the previous fiscal year. The annual operating expense ratio for the CharterSM Alternative 100 Moderate Portfolio is expected to be lower than that of the CharterSM Alternative 100 Conservative Plus Portfolio, for the previous fiscal year, and higher than that of the CharterSM Alternative 100 Growth Portfolio, for the previous fiscal year.

•	Following the Reorganizations, FMG LLC will continue to serve as the investment manager and administrator of each Acquiring Portfolio.

•

As a result of each Reorganization, each shareholder of an Acquired Portfolio will hold, immediately after the Closing Date, shares of its corresponding Acquiring Portfolio having an aggregate value equal to the aggregate value of the Acquired Portfolio Shares such shareholder holds as of the Closing Date.

•

Each Reorganization will be effected on the basis of each participating Portfolio’s net asset value, which will be determined in connection with each Reorganization in accordance with the Trust’s normal valuation procedures, as applicable, which are identical for all of the Portfolios.

•	Shareholders will not pay sales charges in connection with the Reorganizations.

•	The Reorganizations are not expected to have any adverse tax results to Contractholders.

•	Except for brokerage costs, if any, incurred in connection with the Reorganizations, FMG LLC will pay the expenses associated with the Reorganizations described in this Proxy Statement/Prospectus.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Plan of Reorganization and to recommend that the shareholders of each Acquired Portfolio also approve the Plan of Reorganization.

Potential Benefits of the Reorganizations to FMG LLC and its Affiliates

FMG LLC may realize benefits in connection with the Reorganizations. For example, the profitability from the fees payable to FMG LLC and its affiliates in connection with the Acquiring Portfolios may be higher than the profits derived from the fees paid by the corresponding Acquired Portfolios. In addition, the Portfolios are offered and sold through Contracts issued by AXA Equitable that may provide certain death benefit, income benefit or other guarantees to Contractholders. In providing these guarantees, AXA Equitable assumes the risk that Contractholder account values will not be sufficient to pay the guaranteed amounts when due, and therefore that AXA Equitable will have to use its own resources to cover any shortfall. AXA Equitable may enter into hedging transactions from time to time that are intended to help manage its risks under these guarantees. The Reorganizations may enhance AXA Equitable’s ability to manage this risk, for example, by eliminating a Portfolio that has underperformed expectations. This could have a positive impact on AXA Equitable’s profitability and/or financial position.

Descriptions of Risk Factors

A Portfolio’s performance may be affected by one or more of the following risks, which are described in detail in Appendix B “More Information on Strategies and Risk Factors.”

Reorganization of the International Conservative Portfolio and the International Growth Portfolio into the International Moderate Portfolio

Affiliated Portfolio Risk:    In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Manager will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

Credit Risk:    The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Derivatives Risk:    A portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index, and a portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for a portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to a portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, disrupt markets, or otherwise adversely affect their value or performance.

Equity Risk:    In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk:    Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk:    There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Futures Contract Risk:    The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

Inflation-Indexed Bonds Risk:    Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, a portfolio may have no income at all from such investments.

Infrastructure Sector Risk:    Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

Interest Rate Risk:    The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a portfolio.

Investment Grade Securities Risk:    Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk:    The risk that certain investments may be difficult or impossible for a portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, or possibly requiring a portfolio to dispose of other investments at unfavorable times or prices to satisfy obligations, which may result in a loss or may be costly to the portfolio.

Market Risk:    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

Mid-Cap and Small-Cap Company Risk:    Investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Non-Investment Grade Securities Risk:    Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, are deemed to be of comparable quality by an investment sub-adviser (“Sub-Adviser”)) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Non-Traditional (Alternative) Investment Risk:    To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in non-traditional (alternative) investments, the Portfolio will be subject to the risks associated with such investments. Non-traditional (alternative) investments use a different approach to investing than do traditional investments (stocks, bonds, and cash) and, as a result, have different characteristics and risks than do traditional investments. Non-traditional (alternative) investments are often less liquid, particularly in periods of stress, are generally more complex and less transparent, and may have more complicated tax profiles than traditional investments. In addition, the performance of non-traditional (alternative) investments may be dependent primarily on investment manager experience and skill, whereas the performance of traditional investments generally is dependent primarily on market exposure and returns. The use of non-traditional (alternative) investments may not achieve the desired effect.

Portfolio Management Risk:    The risk that strategies used by the Manager or the Sub-Adviser(s) and their securities selections fail to produce the intended results.

Real Estate Investing Risk:    Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Operating REITs requires specialized management skills, and a portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Risks Related to Investments in Underlying Portfolios and Underlying ETFs:    A Portfolio that invests in Underlying Portfolios and Underlying ETFs will indirectly bear fees and expenses charged by those Underlying Portfolios and Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Portfolios may already be available directly as an investment option in your contract. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Portfolio instead of in the Portfolio itself. However, not all Underlying Portfolios may be available as an investment option in your contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The Portfolio, Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign and emerging markets securities risk and non-investment grade securities risk. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Reorganization of Alternative 100 Conservative Plus Portfolio and the Alternative 100 Growth Portfolio into the Alternative 100 Moderate Portfolio

Affiliated Portfolio Risk:    In managing a Portfolio that invests in Underlying Portfolios and Underlying ETFs, the Manager will have the authority to select and substitute the Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the fees payable to it by some of the affiliated Underlying Portfolios are higher than the fees payable by other affiliated Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain affiliated Underlying Portfolios, its affiliates are responsible for sub-advising, the affiliated Underlying Portfolios.

Commodity Risk:    Investments in certain issuers, especially resource extraction and production companies, are sensitive to fluctuations in certain commodity markets, and changes in those markets may cause a portfolio’s holdings to lose value. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices.

Convertible Securities Risk:    The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be different than the current market price of the security. If a convertible security held by a portfolio is called for redemption, the portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a portfolio in convertible debt securities may not be subject to any ratings restrictions, although in such cases the portfolio’s investment manager may consider such ratings, and any changes in such ratings, in its determination of whether the portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk and credit risk, and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer specific risks that apply to the underlying common stock.

Credit Risk:    The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value.

Derivatives Risk:    A portfolio’s investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index, and a portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for a portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to a portfolio. Derivatives also may be subject to certain other risks such as leveraging risk, interest rate risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a portfolio, especially in abnormal market conditions. Changing regulation may make derivatives more costly, limit their availability, disrupt markets, or otherwise adversely affect their value or performance.

Equity Risk:    In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic, and political conditions and other factors.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

Currency Risk:    Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Emerging Markets Risk:    There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Futures Contract Risk:    The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

Infrastructure Sector Risk:    Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations.

Interest Rate Risk:    The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a portfolio’s debt securities generally declines. A portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a portfolio.

Investment Grade Securities Risk:    Debt securities commonly are rated by national bond ratings agencies. Investment grade securities are securities rated BBB or higher by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Ltd. (“Fitch”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Leveraging Risk:    When a Portfolio leverages its holdings, the value of an investment in that portfolio will be more volatile and all other risks will tend to be compounded. A Portfolio may take on leveraging risk when it engages in derivatives transactions (such as futures and options investments), invests collateral from securities loans, or borrows money.

Listed Private Equity Company Risk:    Listed private equity companies include publicly traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well established, publicly-traded companies.

Market Risk:    The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. Changes in the financial condition of a single issuer can impact a market as a whole.

Mid-Cap and Small-Cap Company Risk:    Investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Natural Resources Sector Risk:    The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals.

Non-Investment Grade Securities Risk:    Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s or, if unrated, are deemed to be of comparable quality by an investment sub-adviser (“Sub-Adviser”)) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.

Non-Traditional (Alternative) Investment Risk:    To the extent the Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in non-traditional (alternative) investments, the Portfolio will be subject to the risks associated with such investments. Non-traditional (alternative) investments use a different approach to investing than do traditional investments (stocks, bonds, and cash) and, as a result, have different characteristics and risks than do traditional investments. Non-traditional (alternative) investments are often less liquid, particularly in periods of stress, are generally more complex and less transparent, and may have more complicated tax profiles than traditional investments. In addition, the performance of non-traditional (alternative) investments may be dependent primarily on investment manager experience and skill, whereas the performance of traditional investments generally is dependent primarily on market exposure and returns. The use of non-traditional (alternative) investments may not achieve the desired effect.

Portfolio Management Risk:    The risk that strategies used by the Manager or the Sub-Adviser(s) and their securities selections fail to produce the intended results.

Real Estate Investing Risk:    Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Operating REITs requires specialized management skills, and a portfolio or portion thereof indirectly bears REIT management and administration expenses along with the direct expenses of the portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Risks Related to Investments in Underlying Portfolios and Underlying ETFs:    A Portfolio that invests in Underlying Portfolios and Underlying ETFs will indirectly bear fees and expenses charged by those Underlying Portfolios and Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Underlying Portfolios may already be available directly as an investment option in your contract. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Portfolio instead of in the Portfolio itself. However, not all Underlying Portfolios may be available as an investment option in your contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The Portfolio, Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign and emerging markets securities risk and non-investment grade securities risk. There is also the risk that an Underlying ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Special Situations Risk:    A Portfolio may seek to benefit from “special situations,” such as mergers, consolidations, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or a merger, consolidation, restructuring or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that a Sub-Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period.

Federal Income Tax Consequences of the Reorganizations

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code. As a condition to consummation of each Reorganization, the Trust will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Portfolios participating therein and their shareholders, substantially to the effect that, based on the facts and assumptions stated therein and conditioned on certain representations of the Trust being true and complete on the Closing Date and consummation of the Reorganization in accordance with the Plan of Reorganization (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Counsel has not approved), for federal income tax purposes: (1) the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(D) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of section 368(b) of the Code); (2) neither Portfolio will recognize any gain or loss on the Reorganization; (3) an Acquired Portfolio shareholder will not recognize any gain or loss on the exchange of its Acquired Portfolio Shares for Acquiring Portfolio Shares; (4) an Acquired Portfolio shareholder’s aggregate tax basis in the Acquiring Portfolio Shares it receives pursuant to the Reorganization will be the same as the aggregate tax basis in its Acquired Portfolio Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio shares, and its holding period for those Acquiring Portfolio shares will include, in each instance, its holding period for those Acquired Portfolio shares, provided the shareholder holds the latter as capital assets on the Closing Date; and (5) the Acquiring Portfolio’s tax basis in each asset the Acquired Portfolio transfers to it will be the same as the Acquired Portfolio’s tax basis therein immediately before the Reorganization, and the Acquiring Portfolio’s holding period for each such asset will include the Acquired Portfolio’s holding period therefor (except where the Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period). Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of a Reorganization on the Portfolios participating therein or the participating Acquired Portfolio’s shareholders with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio Shares will not recognize any gain or loss as a result of the Reorganizations. If an Acquired Portfolio sells securities before its Reorganization, it may recognize gains or losses (which losses could be significant) on those sales. Any net gains recognized on those sales would increase the amount of any distribution the Acquired Portfolio must make to its shareholders before consummating its Reorganization.

As a result of a Reorganization, the participating Acquiring Portfolio will succeed to certain tax attributes of the corresponding Acquired Portfolio, except that the amount of the latter’s accumulated capital loss carryovers that the former may use to offset capital gains it recognizes after its Reorganization will be subject to an annual limitation under sections 382 and 383 of the Code. An Acquiring Portfolio may carry over to (and use in, subject to the sections 382/383 limitation) subsequent taxable years capital losses the corresponding Acquired Portfolio incurred, including any net capital loss that Acquired Portfolio sustains during its taxable year ending on the Closing Date and any net unrealized built-in loss that Acquired Portfolio has on that date, for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term (as under previous law).

In general, the sections 382/383 limitation applicable to an Acquiring Portfolio for each taxable year will equal the sum of (1) the product of the net asset value of the corresponding Acquired Portfolio as of the Closing Date multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the Internal Revenue Service (the “Service”) each month, currently [2.47]%) for the month in which the Closing Date occurs plus (2) the amount of any net unrealized built-in gain of that Acquired Portfolio as of the Closing Date that that Acquiring Portfolio recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Closing Date (as long as the amount of that net unrealized built-in gain is greater than the lesser of (i) 15% of that net asset value or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of an Acquiring Portfolio’s current taxable year after the Closing Date and for any subsequent short taxable year.

If a Reorganization fails to meet the requirements of Code section 368(a)(1)(D), a Separate Account that is invested in shares of the Acquired Portfolio involved therein could realize a gain or loss on the transaction equal to the difference between its tax basis in those shares and the fair market value of the Acquiring Portfolio Shares it receives.

The Trust has not sought a tax ruling from the Service but instead is acting in reliance on the opinion of Counsel discussed above. That opinion is not binding on the Service or the courts and does not preclude the Service from adopting a contrary position. Contractholders are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other taxes.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING PORTFOLIOS

This section gives you information about the Trust and the Manager.

The Trust

The Trust is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Trust’s Board is responsible for the overall management of the Trust and each of its series (the “portfolios”). The Trust issues shares of beneficial interest that are currently divided among twenty-nine (29) distinct portfolios, each with its own investment strategy and risk/reward profile. This Proxy Statement/Prospectus describes the shares on behalf of the Acquiring Portfolios. Each Acquiring Portfolio has its own investment objective, investment strategies and risks, which have been previously described in this Proxy Statement/Prospectus. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1under the 1940 Act for the Trust’s shares.

The Manager

FMG LLC, 1290 Avenue of the Americas, New York, New York 10104, manages each Portfolio. FMG LLC is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. FMG LLC also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended; however, FMG LLC currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to each Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Portfolio returns. FMG LLC is a wholly owned subsidiary of AXA Equitable. AXA Equitable is an indirect wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. FMG LLC serves as the investment manager to mutual funds and other pooled investment vehicles and, as of December 31, 2014, had approximately $103.7 billion in assets under management.

The Manager has a variety of responsibilities for the general management and administration of the Trust and the day-to-day management of the Portfolios. In addition to its managerial responsibilities, the Manager also is responsible for determining the asset allocation ranges for the Portfolios and ensuring that the allocations are consistent with the guidelines that have been approved by the Board. Within the asset allocation range for a Portfolio, the Manager will periodically establish specific percentage targets for each asset class and asset category and identify the specific Underlying Portfolios and Underlying ETFs to be held by a Portfolio using the Manager’s proprietary investment process, based on fundamental research regarding the investment characteristics of the asset classes, asset categories and Underlying Portfolios and Underlying ETFs, as well as its outlook for the economy and financial markets. The Manager also will rebalance each Portfolio’s holdings through its selection of Underlying Portfolios and Underlying ETFs as deemed necessary to bring the asset allocation of a Portfolio back into alignment with its asset allocation range.

As noted above, the Manager has the authority to select and substitute Underlying Portfolios and Underlying ETFs. The Manager may be subject to potential conflicts of interest in selecting Underlying Portfolios and Underlying ETFs because it (and in certain cases its affiliates) earn fees for managing and administering the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or Underlying ETFs. In addition, the Manager may be subject to potential conflicts of interest in selecting affiliated Underlying Portfolios because the fees paid to it by some of the affiliated Underlying Portfolios are higher than the fees paid by other affiliated Underlying Portfolios.

A committee of FMG LLC investment personnel manages each Acquiring Portfolio.

Members of FMG LLC Committee	Business Experience

Kenneth T. Kozlowski, CFP®, ChFC, CLU	Mr. Kozlowski has served as Executive Vice President and Chief Investment Officer of FMG LLC since June 2012 and as Senior Vice President of AXA Equitable since September 2011. He served as Senior Vice President of FMG LLC from May 2011 to June 2012 and Vice President of AXA Equitable from February 2001 to August 2011. He has served as Vice President of the Trust from June 2010 to present. Since 2003 he has had primary responsibility for the asset allocation, fund selection and rebalancing of the funds of funds currently managed by FMG LLC. Mr. Kozlowski served as Chief Financial Officer and Treasurer of the Trust from 2002 to 2007.

Members of FMG LLC Committee	Business Experience
Alwi Chan, CFA®	Mr. Chan has served as Senior Vice President and Deputy Chief Investment Officer of FMG LLC since June 2012 and as Vice President of AXA Equitable since February 2007. He served as Vice President of FMG LLC from May 2011 to June 2012. Prior to that, he served as an Assistant Vice President (2005-2007) and Senior Investment Analyst (2002-2005) of AXA Equitable. He also has served as a Vice President of the Trust since 2007.

Xavier Poutas, CFA®	Mr. Poutas has served as an assistant portfolio manager of FMG LLC since May 2011 and Assistant Vice President of AXA Equitable since 2008. He joined AXA Equitable’s Funds Management Group in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for AXA Equitable’s funds of funds.

Adam M. Cohen, CFA®	Mr. Cohen has served as an assistant portfolio manager of FMG LLC since January 2013. He served as an Investment Analyst from September 2010 through December 2012. Prior to that, he served as Compliance Director of FMG LLC from October 2008 to September 2010.

While day-to-day management of the Portfolios currently is provided by the Manager, the Manager may hire sub-advisers to provide day-today portfolio management for a Portfolio in the future. The Manager is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. The Manager has been granted relief by the SEC to appoint, dismiss and replace sub-advisers and amend advisory agreements subject to the approval of the Trust’s Board and without obtaining shareholder approval. The Manager also may allocate a Portfolio’s assets to additional sub-advisers subject to approval of the Board of Trustees and has discretion to allocate a Portfolio’s assets among its current sub-advisers (if applicable). If a new sub-adviser is retained for a Portfolio, shareholders would receive notice of such action. However, the Manager may not enter into an advisory agreement with an “affiliated person” of the Manager (as that term is defined in the 1940 Act) (“Affiliated Sub-Adviser”), such as AllianceBernstein L.P., unless the advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Portfolio’s shareholders.

Management and Administrative Fees

For management services, each Acquiring Portfolio pays FMG LLC a fee (as a percentage of each Acquiring Portfolio’s average daily net assets) as follows:

Acquiring Portfolio	Annual Rate Received
International Moderate Portfolio Alternative 100 Moderate Portfolio	0.15 0.15	% %

The table below shows the annual rate of the management fees (as a percentage of each Acquiring Portfolio’s average daily net assets) that the Manager received in 2014 for managing each Acquiring Portfolio and the rate of the management fees waived by the Manager in 2014 in accordance with the provisions of the Expense Limitation Agreement, as defined below, between the Manager and the Trust with respect to each Acquiring Portfolio.

	Annual Rate Received	Rate of Fees Waived and Expenses Reimbursed - Class B Shares
International Moderate Portfolio	0.15%	-3.54%
Alternative 100 Moderate Portfolio	0.15%	-2.36%

FMG LLC also currently serves as the Administrator of the Trust. The administrative services provided to the Trust by FMG LLC include, among others, coordination of the Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and oversight of the Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, in addition to the management fee, each Acquiring Portfolio pays FMG LLC its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. The asset-based administration fee is equal to an annual rate of 0.15% of the average daily net assets of the CharterSM Allocation Portfolios. As noted in the prospectus for each Underlying Portfolio, FMG LLC and, in certain cases, an affiliate serve as investment manager, investment sub-adviser and/or administrator for the affiliated Underlying Portfolios and earn fees for providing services in these capacities, which are in addition to the fees directly associated with an Acquiring Portfolio. In this connection, the Manager’s selection of Underlying Portfolios and Underlying ETFs may have a positive or negative effect on its revenues and/or profits.

Expense Limitation Agreement

In the interest of limiting through April 30, 2016 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of each Acquiring Portfolio, the Manager has entered into an expense limitation agreement with the Trust with respect to the Acquiring Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Acquiring Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Acquiring Portfolio’s business), do not exceed the following annualized rates:

Acquiring Portfolio	Class B
International Moderate Portfolio	0.65%
Alternative 100 Moderate Portfolio	0.65%

The Manager may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of an Acquiring Portfolio’s expense ratio and such reimbursements do not exceed the Acquiring Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Manager has recouped any eligible previous payments or waivers made, the Acquiring Portfolio will be charged such lower expenses. The Manager’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District for New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe

Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties and court agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, (but none of the Portfolios described in this Prospectus), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, (but none of the Portfolios described in this Prospectus), as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit, has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Motions to dismiss the suits filed by the Noteholders and the Retirees based on certain limited defenses are currently pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as the Manager believes a loss is not probable.

Portfolio Services

Portfolio Distribution Arrangements

The Trust offers a single class of shares, Class B shares, on behalf of each Acquiring Portfolio. AXA Distributors, LLC (the “Distributor”) serves as the distributor for the shares. Acquiring Portfolio shares are offered and redeemed at net asset value without any sales load. The Distributor is an affiliate of FMG LLC. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for the Trust’s Class B shares. Under the Distribution Plan, Class B shares are charged an annual fee to compensate the Distributor for promoting, selling and servicing shares of the Acquiring Portfolios. The maximum annual distribution and/or service (12b-1) fee for Class B shares is equal to an annual rate of 0.25% of the average daily net assets attributable to such share class. Because these fees are paid out of each Acquiring Portfolio’s assets on an ongoing basis, over time, the fees for Class B shares will increase the cost of your investment and may cost you more than paying other types of charges.

The Distributor may receive payments from certain investment managers of the Underlying Portfolios and Underlying ETFs or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the investment managers’ respective Underlying Portfolios and Underlying ETFs. These sales meetings or seminar sponsorships may provide the investment managers with increased access to persons involved in the distribution of the Contracts. The Distributor also may receive other marketing support from the investment managers in connection with the distribution of the Contracts.

Payments to Broker-Dealers and Other Financial Intermediaries

The Acquiring Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Contracts and retirement plans and to other eligible investors. Each Acquiring Portfolio and its related companies may make payments to a sponsoring insurance company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the insurance company or other financial intermediary and your financial adviser to recommend the Acquiring Portfolio over another investment or by influencing an insurance company to include the Acquiring Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Buying and Selling Shares

The Acquiring Portfolios’ shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by AXA Equitable. Shares also may be sold to other tax-qualified retirement plans and other investors eligible under applicable tax regulations.

The Acquiring Portfolios do not have minimum initial or subsequent investment requirements. Shares of the Acquiring Portfolios are redeemable on any business day upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming Acquiring Portfolio shares.

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Acquiring Portfolios reserve the right to suspend or change the terms of purchasing shares.

The Trust may suspend the right of redemption for any period or postpone payment for more than seven days when the New York Stock Exchange is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. The Acquiring Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for the Portfolio to make cash payments as determined in the sole discretion of FMG LLC.

Frequent transfers or purchases and redemptions of Acquiring Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Acquiring Portfolios. Excessive purchases and redemptions of shares of an Acquiring Portfolio may adversely affect Acquiring Portfolio performance and the interests of long-term investors by requiring it to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, an Acquiring Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Acquiring Portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because an Acquiring Portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of Acquiring Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, an Acquiring Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. To the extent an Acquiring Portfolio invests in Underlying Portfolios and Underlying ETFs that invest a significant portion of their assets in foreign securities, the securities of small- and mid-capitalization companies, or high-yield securities, it will tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than an Acquiring Portfolio that does not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. Securities of small- and mid-capitalization companies and high-yield securities present arbitrage opportunities because the market for such securities may be less liquid than the market for the securities of larger companies and higher quality bonds, which could result in pricing inefficiencies.

The Trust’s Board has adopted policies and procedures regarding disruptive transfer activity. The Trust and the Acquiring Portfolios discourage frequent purchases and redemptions of Acquiring Portfolio shares by Contractholders and will not make special arrangements to accommodate such transactions in Acquiring Portfolio shares. As a general matter, each Acquiring Portfolio and the Trust reserve the right to reject a transfer that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Acquiring Portfolio.

The Trust’s policies and procedures seek to discourage what it considers to be disruptive trading activity. The Trust seeks to apply its policies and procedures to all Contractholders, including Contractholders whose accounts are held through omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	They do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity.

•

The design of such policies and procedures involves inherently subjective judgments, which FMG LLC and its affiliates, on behalf of the Trust, seek to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•

The limits on the ability to monitor certain potentially disruptive transfer activity means that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity.

If FMG LLC, on behalf of the Trust, determines that a Contractholder’s transfer patterns among the Trust’s Portfolios are disruptive to the Trust’s Portfolios, FMG LLC or an affiliate may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. FMG LLC or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, FMG LLC or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

The Trust currently considers transfers into and out of (or vice versa) the same portfolio within a five-business day period as potentially disruptive transfer activity. In order to reduce disruptive activity, it monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio. The Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, FMG LLC or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive transfer activity and that if such activity continues, FMG LLC or an affiliate may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive transfer activity, FMG LLC or an affiliate currently will restrict the availability of voice, fax and automated transaction services. FMG LLC or an affiliate currently will apply such action for the remaining life of each affected Contract. Because FMG LLC or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive transfer activity currently receive letters notifying them of FMG LLC’s or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future. Consistent with seeking to discourage potentially disruptive transfer activity, FMG LLC, an affiliate thereof or the Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive transfer activity and its monitoring procedures and thresholds, as well as change its procedures to restrict this activity. You should consult the Contract prospectus for information on other specific limitations on the transfer privilege.

The above policies and procedures with respect to frequent transfers or purchases and redemptions of Portfolio shares also apply to retirement plan participants, but do not apply to transfers or purchases and redemptions of shares of Portfolios of the Trust by funds of funds managed by FMG LLC. These transfers, purchases and redemptions are exempt from the above policies and procedures because they are initiated pursuant to asset allocation strategies developed by FMG LLC and its affiliates and, therefore, are not intended to disadvantage the relevant portfolios or their shareholders.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, the particular Portfolio.

How Portfolio Shares Are Priced

“Net asset value” is the price of one share of a portfolio of the Trust, including the Acquiring Portfolios, without a sales charge, and is calculated each business day using the following formula:

Net Asset Value	=	Total market value of securities	+	Cash and other assets	–	Liabilities
Number of outstanding shares

The net asset value of Portfolio shares is determined according to the following schedule:

•

A share’s net asset value is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

•

The price you pay or receive for purchasing or redeeming a share will be based upon the net asset value next calculated after your order is received and accepted by a portfolio or its designated agent.

•

A portfolio may have net asset value changes on days when shares cannot be purchased or sold because it invests in Underlying Portfolios that may invest heavily in foreign securities, which sometimes trade on days when a Portfolio’s shares are not priced.

Shares of the Underlying Portfolios held by the Portfolios are valued at their net asset value. Generally, other portfolio securities and assets held by the Portfolios as well as the portfolio securities and assets held by the affiliated Underlying Portfolios are valued as follows:

•	Equity securities (including securities issued by ETFs) — most recent sales price or official closing price or if there is no sale or official closing price, latest available bid price.

•	Debt securities — based upon pricing service valuations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

•

Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that may materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of the Portfolio’s Board at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•

Options — for exchange traded options last sales price or, if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•

Investment Company Securities — shares of open-end mutual funds (other than ETFs) held by a portfolio will be valued at the net asset value of the shares of such funds as described in the applicable funds’ prospectuses.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost. The EQ/Money Market Portfolio seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that it will be able to do so.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Trust’s Board of Trustees. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small-capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing (a method that takes into consideration the value of other securities with similar characteristics, such as ratings, yield and maturity), discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that may close before the time the net asset value of Portfolio shares is determined, may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. Such events or circumstances may be company specific, such as an earnings report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust’s Board believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio’s net asset value by those traders.

For an explanation of the circumstances under which the unaffiliated Underlying Portfolios and Underlying ETFs will use fair value pricing and the effects of using fair value pricing, see the unaffiliated Underlying Portfolios’ and Underlying ETFs’ prospectuses and statements of additional information.

Dividends and Other Distributions

Each Acquiring Portfolio generally distributes most or all of its net investment income and net realized gains, if any, annually. Dividends and other distributions by an Acquiring Portfolio are automatically reinvested at net asset value in shares of the distributing class of that Acquiring Portfolio.

Federal Income Tax Considerations

The Acquiring Portfolios currently sell their shares only to insurance company separate accounts, qualified plans and other investors eligible under applicable tax regulations. Accordingly, distributions an Acquiring Portfolio makes of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (collectively, “Taxable Income”) and net gains realized on its shareholders’ redemptions or exchanges of Acquiring Portfolio shares generally will not be taxable to them (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

Each Acquiring Portfolio is treated as a separate corporation, and intends to continue to qualify each taxable year to be treated as a “regulated investment company” (a “RIC”), for federal tax purposes. Each Acquiring Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, diversification limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate an Acquiring Portfolio’s disposition of one or more investments when it might not otherwise do so.

An Acquiring Portfolio that satisfies the federal tax requirements to be treated as a RIC is not taxed at the entity (portfolio) level to the extent it passes through its Taxable Income to its shareholders by making distributions. Although the Trust intends that each Acquiring Portfolio will be operated to have no federal tax liability, if an Acquiring Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that an Acquiring Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.

It is important for each Acquiring Portfolio to maintain its RIC status (and to satisfy certain other requirements), because each shareholder of the Acquiring Portfolio that is an insurance company separate account will then be able to use a “look-through” rule in determining whether the account meets federal tax investment diversification rules for those accounts. If an Acquiring Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Acquiring Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. FMG LLC, in its capacity as the investment manager and the administrator of the Trust, therefore carefully monitors the Acquiring Portfolios’ compliance with all of the RIC rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of each Acquiring Portfolio. The financial information in the tables is for each Acquiring Portfolio’s period of operations. The financial information below for each Acquiring Portfolio has been derived from its financial statements for the fiscal year ended December 31, 2014 (the “Financial Statements”), which have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s report on each Acquiring Portfolio’s Financial Statements and the Financial Statements themselves are included in the Statement of Additional Information relating to this Proxy Statement/Prospectus. The information should be read in conjunction with these financial statement documents.

Certain information reflects financial results for a single share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in each Acquiring Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any Separate Account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges.

CharterSM International Moderate Portfolio

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26	0.09
Net realized and unrealized gain (loss) on investments	(0.29)	(0.17)

Total from investment operations	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	(0.28)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.28)	(0.15)

Net asset value, end of period	$9.46	$9.77

Total return (b)	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	12%	13%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

CharterSM Alternative 100 Moderate Portfolio

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.07
Net realized and unrealized gain (loss) on investments	(0.15)	(0.17)

Total from investment operations	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	(0.17)	(0.14)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.01)

Total dividends and distributions	(0.17)	(0.17)

Net asset value, end of period	$9.54	$9.73

Total return (b)	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	13%	7%

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

VOTING INFORMATION

The following information applies to the Reorganization of each Acquired Portfolio for which you are entitled to vote.

Voting Rights

Shareholders with amounts invested in shares of the Acquired Portfolios at the close of business on June 30, 2015 (the “Record Date”) will be entitled to be present and vote or provide voting instructions for the applicable Acquired Portfolio at the Meeting with respect to their shares or shares attributable to their Contracts as of the Record Date.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by a shareholder at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. [The table below shows the number of outstanding shares of each Acquired Portfolio as of the Record Date that are entitled to vote at the Meeting. AXA Equitable owned of record more than 95% of those shares.]

Acquiring Portfolio	Total Number
International Moderate Portfolio — Class B Shares
Alternative 100 Moderate Portfolio — Class B Shares

All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders. If a shareholder executes a proxy but gives no voting instructions, that shareholder’s shares that are represented by proxy will be voted “FOR” the respective Proposal and “FOR” or “AGAINST” any other business which may properly arise at the Meeting, in the proxies’ discretion. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Trust. To be effective, such revocation must be received by the Trust prior to the Meeting. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person. If a shareholder abstains from voting as to any matter, the shares represented by the abstention or broker “non-vote” will be deemed present at the Meeting for purposes of determining a quorum but will not be voted and, therefore, will have the effect of a vote against the respective Proposal.

Contractholders with amounts allocated to an Acquired Portfolio on its respective Record Date will be entitled to be present and provide voting instructions for the Acquired Portfolio at the Meeting with respect to shares held indirectly as of the Record Date, to the extent required by applicable law. Voting instructions may be solicited, and such instructions may be provided, in the same manner as proxies as described herein. AXA Equitable will vote the shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account that is invested in an Acquired Portfolio for which AXA Equitable receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the shares “FOR” the applicable Proposal, and AXA Equitable may vote in its discretion with respect to other matters not now known that may be presented at the Meeting. AXA Equitable will vote in its discretion on any proposal to adjourn or postpone the Meeting. Shares in each investment division of a Separate Account for which AXA Equitable receives no timely voting instructions from Contractholders, or which are attributable to amounts retained by AXA Equitable as surplus or seed money, will be voted by AXA Equitable “FOR” or “AGAINST” approval of the applicable Proposal, or as an abstention, in the same proportion as the shares for which Contractholders have provided voting instructions to AXA Equitable. As a result of such proportional voting by AXA Equitable, it is possible that a small number of Contractholders could determine whether a Proposal is approved.

Voting instructions executed by a Contractholder may be revoked at any time prior to AXA Equitable voting the shares represented thereby by the Contractholder providing AXA Equitable with a properly executed written revocation of such voting instructions, or by the Contractholder providing AXA Equitable with proper later-dated voting instructions by voting instruction card, telephone or the Internet. In addition, any Contractholder who attends the Meeting in person may provide voting instructions by a voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by AXA Equitable may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by AXA Equitable representative attending the Meeting and voting in person.

Required Shareholder Vote

Approval of the Plan of Reorganization with respect to a Reorganization involving an Acquired Portfolio will require the affirmative vote of (1) 67% or more of the voting securities of the Acquired Portfolio present at the Meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities, whichever is less. “Voting securities” refers to the shares of an Acquired Portfolio.

The presence, in person or by proxy, of at least one-third of the shares of an Acquired Portfolio entitled to vote at the Meeting will constitute a quorum for the transaction of business, with respect to that Acquired Portfolio, at the Meeting.

To the knowledge of the Trust, as of the Record Date, the officers and Trustees owned, as a group, less than 1% of the shares of each Acquired Portfolio.

AXA Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of more than 95% of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of an Acquired Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

[As of the Record Date, except as set forth in Appendix C, to the Trust’s knowledge, (1) no person, other than AXA Equitable, owned beneficially or of record 5% or more of the outstanding shares of an Acquired Portfolio, and (2) no Contractholder owned Contracts entitling such Contractholder to provide voting instructions regarding 5% or more of the outstanding shares of an Acquired Portfolio.]

Solicitation of Proxies and Voting Instructions

Solicitation of proxies and voting instructions is being made by the Trust primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about [            ], 2015. The principal solicitation will be by mail, but proxies and voting instructions also may be solicited by telephone, fax, personal interview by directors, officers, employees or agents of FMG LLC or its affiliates or the Trust or its affiliates, without additional compensation, through the Internet, or other permissible means. Shareholders can vote proxies: (1) by Internet at our website at www.proxypush.com/AXACP; (2) by telephone at 866-221-8325; or (3) by mail, with the enclosed proxy card. Contractholders can provide voting instructions: (1) by Internet at our website at proxypush.com/AXACP; (2) by telephone at 866-221-8325; or (3) by mail, with the enclosed voting instruction card. In lieu of executing a proxy card or voting instruction card, you may attend the Meeting in person. The cost of the Meeting, including the cost of solicitation of proxies and voting instructions, will be borne by FMG LLC.

Adjournment or Postponement

If a quorum is not established at the Meeting or if sufficient votes in favor of a Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. Any adjournment or postponement of the Meeting will require the affirmative vote of a majority of the shares represented in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in their discretion on any such adjournment or postponement.

Other Matters

The Trust does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

The Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. Shareholders will be given notice of any meeting of shareholders not less than ten days, and not more than ninety days, before the date of the meeting.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience. If executed but unmarked voting instructions are received, AXA Equitable will vote those unmarked voting instructions in favor of the Proposal.

* * * * *

Copies of the Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of the Trust’s annual or semi-annual reports, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-522-5035.

We need your vote. It is important that you execute and return all of your proxy or voting instruction cards promptly.

APPENDIX A

PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by AXA PREMIER VIP TRUST, a Delaware statutory trust (“Trust”), on behalf of each of its segregated portfolios of assets (“series”) listed on Schedule A to this Plan (“Schedule A”). (Each series listed under the heading “Targets” on Schedule A is referred to herein as a “Target”; each series listed under the heading “Acquiring Portfolios” thereon is referred to herein as an “Acquiring Portfolio”; and each Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, actions, and obligations (collectively, “Obligations”) of and by each Portfolio contained herein shall be deemed to be Obligations of, and all rights and benefits created hereunder in favor of each Portfolio shall inure to and be enforceable by, the Trust acting on its behalf, and (2) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or the Trust of its Obligations set forth herein.

The Trust (1) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware, (2) is duly registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which registration is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A. Each Portfolio is a duly established and designated series thereof.

The Trust currently sells voting shares of beneficial interest in the Portfolios, $0.001 par value per share (“shares”), to separate accounts of AXA Equitable Life Insurance Company (“AXA Equitable”) (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby. Shares in each Portfolio also may be sold to (1) tax-qualified retirement plans, including The AXA Equitable 401(k) Plan, and (2) other investors eligible under applicable Regulations (as defined below). The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of AXA Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect four separate reorganizations, each described in section 368(a)(1)(D) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)). Each reorganization will consist of (1) the transfer of all of a Target’s assets to the Acquiring Portfolio listed on Schedule A opposite its name (“corresponding Acquiring Portfolio”) in exchange solely for shares in that Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof, and (3) that Target’s termination (all the foregoing transactions involving each Target and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”), all on the terms and conditions set forth herein. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization. (For convenience, the balance hereof refers only to a single Reorganization, one Target, and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

The Trust’s Agreement and Declaration of Trust, as amended (“Declaration”), permits it to vary its shareholders’ investment. The Trust does not have a fixed pool of assets — each series thereof (including each Portfolio) is a managed portfolio of securities, and AXA Equitable Funds Management Group, LLC (“FMG LLC”) and each investment sub-adviser thereof, if any, have the authority to buy and sell securities for it. The Trust believes, based on its review of each Portfolio’s investment portfolio, that Target’s portfolio holdings are generally consistent and compatible with Acquiring Portfolio’s investment objective, policies, and strategies and that, as a result, a large majority of Target’s assets can be transferred to and held by Acquiring Portfolio.

The Trust’s Board of Trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and has duly authorized its performance hereof on each Portfolio’s behalf by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target offers a single class of shares, designated Class B shares (“Target Shares”). Acquiring Portfolio also offers a single class of shares, also designated Class B shares (“Acquiring Portfolio Shares”). The Portfolios’ shares have identical characteristics, rights, and preferences.

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a)    issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of an Acquiring Portfolio Share, and

(b)    assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target’s books at that time.

1.3    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein, except Reorganization Expenses (as defined in paragraph 4.3(j)) borne by FMG LLC pursuant to paragraph 5. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time, then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain for all federal income tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under section 852 for the current and any prior tax periods.

1.5    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which AXA Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder. The aggregate NAV of Acquiring Portfolio Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5, all actions required to terminate Target as a series of the Trust shall be taken — and in all events Target shall have been terminated as such within six months after the Effective Time — and Trust shall make all filings and take all other actions in connection therewith required by applicable law or necessary and proper to effect that termination.

1.7    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns, including any Forms 1099, required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information for Target and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2    For purposes of paragraph 1.1(a), the NAV per Acquiring Portfolio Share shall be computed at the Valuation Time, using the Valuation Procedures.

2.3    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by FMG LLC, in its capacity as the Trust’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1    Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously at the close of business (4:00 p.m., Eastern Time) on September 25, 2015, or a later date the Trust determines (“Effective Time”). If, at or immediately before the Valuation Time, (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per Acquiring Portfolio Share is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Trust’s offices or at another place the Trust determines.

3.2    The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Portfolio, as reflected on Acquiring Portfolio’s books immediately after the Closing, does or will conform to that information on Target’s books immediately before the Closing.

3.3    The Trust shall direct its transfer agent to deliver at the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional outstanding Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    The Trust shall direct its transfer agent to deliver (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

4.    CONDITIONS PRECEDENT

4.1    The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(b)    The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s By-Laws (collectively, “Governing Documents”), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

(c)    At or before the Effective Time, either (1) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (2) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(d)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(e)    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2014, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements and Target’s unaudited Statements for the six months ended June 30, 2015, present fairly, in all material respects, Target’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at those respective dates that are not disclosed therein;

(f)    Since December 31, 2014, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

(g)    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(h)    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Target has declared and paid to its shareholders the dividend(s) and/or other distribution(s), if any, required to be declared and paid pursuant to paragraph 1.4; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(i)    Target is in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (a) for the purpose of satisfying Acquiring Portfolio’s investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC and (2) has not changed, and will not change, its historic investment policies in connection with the Reorganization;

(j)    At the Effective Time, (1) at least 33 1/3% of Target’s portfolio assets will meet Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33 1/3% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

(k)    To the best of the Trust’s management’s knowledge, there is no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Portfolio Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

(l)    During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Portfolio Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii) other dividends and distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

(m)    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

(n)    Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(o)    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A)); and

(p)    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers.

4.2    The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(b)    The Trust, with respect to Acquiring Portfolio, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

(c)    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the

Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

(d)    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2014, have been audited by PwC and are in accordance with GAAP; those Statements and Acquiring Portfolio’s unaudited Statements for the six months ended June 30, 2015, present fairly, in all material respects, Acquiring Portfolio’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at those respective dates that are not disclosed therein;

(e)    Since December 31, 2014, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

(f)    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (1) is in compliance in all material respects with all applicable Regulations pertaining to (i) the reporting of dividends and other distributions on and redemptions of its shares, (ii) withholding in respect thereof, and (iii) shareholder basis reporting, (2) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (3) is not liable for any material penalties that could be imposed thereunder;

(g)    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the

IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(h)    Acquiring Portfolio is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Portfolio will continue, and has no plan or intention to change, that line of business;

(i)    At the Effective Time, Acquiring Portfolio (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

(j)    Following the Reorganization, Acquiring Portfolio will (1) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

(k)    Acquiring Portfolio does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

(l)    Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Portfolio or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Portfolio Shares issued in the

Reorganization — either directly or through any transaction, agreement, or arrangement with any other person — except for redemptions Acquiring Portfolio will make as such a series pursuant to section 22(e) of the 1940 Act;

(m)    Before or in the Reorganization, neither Acquiring Portfolio nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Portfolio Shares;

(n)    Acquiring Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)    There is no plan or intention for Acquiring Portfolio to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(p)    Assuming satisfaction of the condition in paragraph 4.1(p), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; and

(q)    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (2) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by the Trust.

4.3    The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

(a)    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof, on either Portfolio’s behalf, except for (1) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to its registration statement on Form N-1A and (2) consents, filings, and orders that have been made or received or may be required after the Effective Time;

(b)    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

(c)    The Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person Related to Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

(d)    Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

(e)    The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Portfolio and those to which the Assets are subject;

(f)    At the Effective Time, there will be no intercompany indebtedness existing between the Portfolios that was issued, acquired, or settled at a discount;

(g)    Pursuant to the Reorganization, Target will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the 1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

(h)    None of the compensation AXA Equitable or any affiliate thereof receives as a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that AXA Equitable (on any Shareholder’s behalf) holds; none of the Acquiring Portfolio Shares AXA Equitable (on any Shareholder’s behalf) receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to AXA Equitable or any affiliate thereof will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(i)    Immediately after the Reorganization, AXA Equitable (through the Separate Accounts) will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Portfolio;

(j)    No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Portfolio, AXA Equitable or any affiliate thereof (including FMG LLC), or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

(k)    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization;

(l)    The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax);

(m)    The principal purpose of Acquiring Portfolio’s assumption of the Liabilities is not avoidance of federal income tax on the transaction;

(n)    The Trust shall have called and held a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”); and this Plan shall have been approved at that meeting (including any adjournments or postponements thereof);

(o)    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties;

(p)    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby; and

(q)    The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel (collectively, “Representations”). The Tax Opinion shall be substantially to the effect that — based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) — for federal income tax purposes:

(1)    Target’s transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Portfolio will be “a party to a reorganization” (within the meaning of section 368(b));

(2)    Target will recognize no gain or loss on the transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(3)    Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(4)    Acquiring Portfolio’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Portfolio’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(5)    A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

(6)    A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.    EXPENSES

Subject to satisfaction of the condition contained in paragraph 4.3(j), FMG LLC shall bear all the Reorganization Expenses. Notwithstanding the foregoing, (a) all brokerage costs, if any, incurred in connection with the Reorganization, shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.    TERMINATION

The Board may terminate or delay this Plan and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

7.    AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8.    MISCELLANEOUS

8.1    This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust (on the Portfolios’ behalf) and its successors and assigns any rights or remedies under or by reason hereof.

8.3    Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims hereunder on either Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

8.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Adopted as of June 9, 2015

SCHEDULE A

Targets	Acquiring Portfolios
CharterSMInternational Conservative Portfolio	CharterSMInternational Moderate Portfolio

CharterSMInternational Growth Portfolio	CharterSMInternational Moderate Portfolio

CharterSMAlternative 100 Conservative Plus Portfolio	CharterSMAlternative 100 Moderate Portfolio

CharterSMAlternative 100 Growth Portfolio	CharterSMAlternative 100 Moderate Portfolio

APPENDIX B

MORE INFORMATION ON STRATEGIES AND RISK FACTORS

More about Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

Each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without prior notice or shareholder approval. Except as otherwise noted, the investment policies and strategies of a Portfolio are not fundamental policies and may be changed without prior notice or shareholder approval. In addition, to the extent a Portfolio is new or is undergoing a transition (such as a rebalancing, or experiences large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

Strategies

The following provides additional information regarding the principal investment strategies discussed in “Comparison of Investment Objectives, Policies and Strategies” in the Proxy Statement/Prospectus and provides information regarding additional investment strategies that the Portfolios may employ. Each strategy may apply to all of the Portfolios. The Portfolios also may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see each Portfolio’s Statement of Additional Information.

Underlying Portfolios and ETFs

The Portfolios invest primarily in securities issued by other investment companies (“Underlying Portfolio(s)”) and ETFs (“Underlying ETF(s)”). Accordingly, a Portfolio’s performance depends upon a favorable allocation by the Manager among the Underlying Portfolios and the Underlying ETFs as well as the ability of the Underlying Portfolios and Underlying ETFs to generate favorable performance. The Underlying Portfolios are other mutual funds that are managed by the Manager and sub-advised by one or more investment sub-advisers, which may include affiliates of the Manager, and other investment companies (including open-end and closed-end investment companies) that are managed by investment managers other than the Manager. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. A passively-managed ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. A passively managed ETF generally holds the same stocks, bonds or other instruments as the index it tracks (or it may hold a representative sample of such instruments). Accordingly, such an ETF is designed so that its performance will correspond closely with that of the index it tracks.

Each Portfolio has target investment percentages (an approximate percentage of the Portfolio’s assets invested in a particular asset category as represented by the primary holdings, as described in the prospectuses, of the Underlying Portfolios and Underlying ETFs).

Generally, each Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, which prohibit the acquisition of shares of other investment companies in excess of certain limits. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolio rely to invest in other investment companies in excess of these limits, subject to certain conditions. In addition, many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds (such as the Portfolios) to invest in their shares beyond the statutory limits, subject to certain conditions and pursuant to contractual arrangements between the ETFs and the investing funds. The Portfolios rely on these exemptive orders in investing in ETFs.

Cash and Short-Term Investments. A Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of being allocated to an Underlying Portfolio or Underlying ETF) as deemed appropriate by the Manager. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited. A Portfolio also may invest its uninvested cash in high-quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest uninvested cash in money market funds, including money market funds managed by the Manager. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act. Generally, these securities offer less potential for gains than other types of securities.

Non-Traditional (Alternative) Investments. Non-traditional (alternative) investments are alternatives to traditional equity (stocks) or fixed income (bonds and cash) investments. Non-traditional (alternative) investments have the potential to enhance portfolio diversification and reduce overall portfolio volatility because these investments may not have a strong correlation (relationship) to one another or to traditional market indexes. Non-traditional (alternative) investments use a different approach to investing than do traditional investments. This approach may involve, for example, seeking excess returns that are not tied to traditional investment benchmarks (absolute return); taking both long and short positions in credit-sensitive securities (e.g., long/short credit); holding private securities instead of publicly traded securities (e.g., listed private equity); taking both long and short positions in futures contracts (e.g., managed futures); seeking to benefit from price movements caused by anticipated corporate events, such as mergers, acquisitions, or other special situations (e.g., merger arbitrage); or using derivatives or hedging strategies. This approach also may involve investing in a variety of non-traditional (alternative) strategies (e.g., multi strategies). Many non-traditional (alternative) investment strategies are designed to help reduce the role of overall market direction in determining return.

Portfolio Turnover. The Portfolios do not restrict the frequency of trading to limit expenses. A Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objectives. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover).

Temporary Defensive Investments. For temporary defensive purposes in response to adverse market, economic, political or other conditions, a Portfolio may invest, without limit, in cash, money market instruments or high quality short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective. In addition, a Portfolio may deviate from its asset allocation targets and target investment percentages for defensive purposes.

U.S. Government Securities. A Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

In August 2011, S&P downgraded its long-term sovereign credit rating on the U.S. from “AAA” to “AA+”. This development, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, credit concerns could create broader financial turmoil and uncertainty, which could increase volatility in both stock and bond markets. These events could result in significant adverse impacts on issuers of securities held by a Portfolio.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of a Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect a Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

Each Portfolio follows a distinct set of investment strategies. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, the performance of the portfolio will be subject to the risks of investing in equity securities. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in fixed income securities, the performance of the portfolio will be subject to the risks of investing in fixed income securities, which may include high yield securities. To the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in foreign securities, the performance of the portfolio will be subject to the risks of investing in foreign securities.

The Underlying Portfolios and Underlying ETFs have principal investment strategies that come with inherent risks. Certain Underlying Portfolios and Underlying ETFs may emphasize different market sectors, such as foreign securities, small cap equities and high yield fixed income securities. More information about the Underlying Portfolios and Underlying ETFs is available in the applicable Underlying Portfolio’s or Underlying ETF’s prospectus.

General Risks of the Portfolios and the Underlying Portfolios and Underlying ETFs

Each of the Portfolios and the Underlying Portfolios and Underlying ETFs may be subject to certain general investment risks, as discussed below. In this section, the term “Portfolio” may include a Portfolio, an Underlying Portfolio, an Underlying ETF, or all of the above.

Adviser Selection Risk. The risk that an investment manager’s process for selecting or replacing an investment adviser (“Sub-Adviser”) and its decision to select or replace a sub-adviser does not produce the intended results.

Affiliated Portfolio Risk. In managing a Portfolio that invests in Underlying Portfolios, the Manager will have the authority to select and substitute the Underlying Portfolios. The Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying Portfolios because the fees payable to it by some of the Underlying Portfolios are higher than the fees payable by other Underlying Portfolios and because the Manager is also responsible for managing, administering, and with respect to certain Underlying Portfolios, its affiliates are responsible for sub-advising, the Underlying Portfolios. A Portfolio investing in Underlying Portfolios may from time to time own or control a significant percentage of an Underlying Portfolio’s shares. Accordingly, an Underlying Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such a Portfolio. These inflows and outflows may be frequent and could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s net asset value and performance and could cause an Underlying Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for an Underlying Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect an Underlying Portfolio’s and, in turn, a Portfolio’s ability to meet shareholder redemption requests or could limit an Underlying Portfolio’s and, in turn, a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Manager also may be subject to potential conflicts of interest in selecting shares of Underlying Portfolios for redemption. In addition, these inflows and outflows could increase an Underlying Portfolio’s and, in turn, a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause an Underlying Portfolio’s and, in turn, a Portfolio’s, actual expenses to increase, or could result in an Underlying Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Underlying Portfolio’s and, in turn, a Portfolio’s expense ratio. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s and each Underlying Portfolio’s investment program in a manner that is in the best interest of that Portfolio and Underlying Portfolio and that is consistent with its investment objective, policies, and strategies.

Asset Class Risk. There is the risk that the returns from the asset classes, or types of securities in which a Portfolio invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

Cash Management Risk. Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, a Portfolio may maintain cash and cash equivalent positions to manage the Portfolio’s market exposure and for other portfolio management purposes. As such, a Portfolio may maintain with counterparties, such as a custodian or its affiliates, cash balances, including foreign currency balances, that may be significant. A Portfolio is thus subject to counterparty risk and credit risk with respect to these arrangements.

Counterparty Risk. A Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to a transaction.

Concentration Risk. If an Underlying Portfolio or Underlying ETF concentrates in a particular market, industry, group of industries, asset class or sector, that Underlying Portfolio or Underlying ETF may be adversely affected by the performance of those securities and may be subject to price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Derivatives Risk. A derivative instrument is an investment contract the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Derivatives include options, swaps, futures, options on futures, forward contracts and structured securities. Investing in derivatives involves investment techniques and risks different from those associated with ordinary mutual fund securities transactions and may involve increased transaction costs. The successful use of derivatives will usually depend on the Manager’s or a Sub-Adviser’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If the Manager or a Sub-Adviser does not predict correctly the direction of securities prices, interest rates and other economic factors, a Portfolio’s derivatives position could lose value. A Portfolio’s investment in derivatives may rise or fall more rapidly in value than other investments and may reduce the Portfolio’s returns. Changes in the value of the derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index, and a Portfolio could lose more than the principal amount invested. Derivatives also may be subject to certain other risks such as leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation. Derivatives also may not behave as anticipated by a Portfolio, especially in abnormal market conditions. The use of derivatives may increase the volatility of a Portfolio’s net asset value. Derivatives may be leveraged such that a small investment in derivative securities can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain. It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives and the resulting inability of a Portfolio to sell or otherwise close-out a derivatives position could expose the Portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. Assets segregated to cover these transactions may decline in value and may become illiquid. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. A Portfolio also could suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. A Portfolio also may be exposed to losses if the counterparty in the transaction does not fulfill its contractual obligation. In addition, derivatives traded over-the-counter do not benefit from the protections provided by exchanges in the event that a counterparty is unable to fulfill its contractual obligation. Such over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives. When a derivative is used as a hedge against a position that a Portfolio holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Portfolio will engage in derivative transactions to reduce exposure to other risks when that might be beneficial. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Portfolio realizes from its investments. As a result, a larger portion of a Portfolio’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by a Portfolio.

There have been numerous recent legislative and regulatory initiatives to implement a new regulatory framework for the derivatives markets. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd- Frank Act’s definition of “swap” and “security-based swap.” In particular, the
Dodd-Frank Act may limit the availability of certain derivatives, may make the use of derivatives by a Portfolio more costly, and may otherwise adversely impact the performance and value of derivatives. Under the Dodd-Frank Act, a Portfolio also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service. Other future regulatory developments may also impact a Portfolio’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Portfolio itself is regulated. The Manager cannot predict the effects of any new governmental regulation that may be implemented on the ability of a Portfolio to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Portfolio’s ability to achieve its investment objective.

Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if a Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

Index Strategy Risk. A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends to track the performance of an unmanaged index of securities, whereas actively managed portfolios typically seek to outperform a benchmark index. Such a Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Insurance Fund Risk. The Portfolios are available through Contracts offered by insurance company affiliates of the Manager, and the Portfolios may be used to fund all or a portion of certain benefits and guarantees available under the Contracts. To the extent the assets in a Portfolio are insufficient to fund those benefits and guarantees, the Manager’s insurance company affiliates might otherwise be obligated to fulfill them out of their own resources. The Manager may be subject to potential conflicts of interest in connection with providing advice to, or developing strategies and models used to manage, a Portfolio (e.g., with respect to the allocation of assets among Underlying Portfolios or between passively and actively managed portions of a Portfolio and the development and implementation of the models used to manage a Portfolio). The performance of a Portfolio may impact the obligations and financial exposure of the Manager’s insurance company affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer the Portfolio as an investment option and the ability of an insurance company affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these benefits and guarantees. The Manager’s investment decisions and the design of the Portfolios may be influenced by these factors. For example, the Portfolios or models and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles, including volatility management strategies) that could reduce potential losses and/or mitigate financial risks to insurance company affiliates that provide the benefits and guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide benefits and guarantees under its Contracts, including by making more predictable the costs of the benefits and guarantees and by reducing the regulatory capital needed to provide them. The performance of a Portfolio also may adversely impact the value of Contracts that offer the Portfolio as an investment option and could suppress the value of the benefits and guarantees offered under a Contract. Please refer to your Contract prospectus for more information about any benefits and guarantees offered under the Contract. Consistent with its fiduciary duties, the Manager seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Prospectus.

Investment Style Risk. A Sub-Adviser may use a particular style or set of styles, for example, growth, value, momentum or quantitative investing styles, to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of a Portfolio’s share price. Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. A Sub-Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a Sub-Adviser also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Sub-Adviser, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of a Portfolio’s share price. Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A Sub-Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. Certain unanticipated events, such as natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities.

Leveraging Risk. When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it takes a short position, engages in derivatives transactions, invests collateral from securities loans or borrows money. Leveraged holdings generally require corresponding holdings of cash and cash equivalents, which may impair a Portfolio’s ability to pursue its objectives.

A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments. Conversely, it is possible that the rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.

Liquidity Risk. The risk that certain investments may be difficult or impossible for a Portfolio to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, which may require a Portfolio to dispose of other investments at unfavorable times or prices to satisfy obligations, and may result in a loss or may be costly to the Portfolio. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. Judgment plays a greater role in pricing illiquid investments than it does in pricing investments having more active markets and there is a greater risk that the investments may not be sold for the price at which the Portfolio is carrying them. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Market Risk. The risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. The value of a security may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market-participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Multiple Adviser Risk. A Portfolio may have multiple Sub-Advisers, each of which is responsible for investing a specific allocated portion of the Portfolio’s assets. To a significant extent, a Portfolio’s performance will depend on the success of the Manager in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. Because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. To the extent each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Manager seeks to allocate a Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective, the Manager may be subject to potential conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers because the Manager pays different fees to the Sub-Advisers and due to other factors that could impact the Manager’s revenues and profits.

New Fund Risk. Certain Underlying Portfolios and Underlying ETFs may be relatively new portfolios with limited operating history. The portfolios may not be successful in implementing their respective investment strategies or may not employ a successful investment strategy, and there can be no assurance that such portfolios will grow to or maintain an economically viable size, which could result in a portfolio, including a Portfolio offered by this Prospectus, being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Diversification Risk. A non-diversified Portfolio’s greater investment in a single issuer or a few issuers makes the Portfolio more susceptible to adverse events impacting those issuers. A decline in the value of or default by a single security in a non-diversified Portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Portfolio Management Risk. The risk that strategies used by the Manager or a Sub-Adviser and their securities selections fail to produce the intended results.

Portfolio Turnover Risk. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Recent Market Conditions Risk. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, continues to affect global economies and financial markets. The crisis and its aftereffects have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, investors in many types of securities, including mortgage-backed, asset-backed, and corporate debt securities, have and may continue to experience losses. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline.

The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. Over the past several years and continuing into the present, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. Certain of these entities have injected liquidity into the markets and taken other steps in an effort to stabilize the markets and grow economies. The ultimate effect of these efforts is not yet known. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. A change in or withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The Dodd-Frank Act initiated a dramatic revision of the U.S. financial regulatory framework that is expected to continue to unfold over several years. As a result, the impact of U.S. financial regulation and the practical implications for market participants may not be fully known for some time. In addition, political events within the U.S. and abroad, such as the U.S. government’s recent inability to agree on a long-term budget and deficit reduction plan, the federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of a Portfolio’s investments. Uncertainty surrounding the sovereign debt of a number of European Union countries and the viability of the European Union have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and Europe. An increase in interest rates may adversely impact various markets. For example, because investors may buy securities or other investments with borrowed money, an increase in interest rates may result in a decline in such borrowing and purchases and thus in a decline in the markets for those investments. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

Redemption Risk. A Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt a portfolio’s performance. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to other depository institutions overnight) at or near zero percent. In addition, as part of its monetary stimulus program known as quantitative easing, the Federal Reserve has purchased on the open market large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. More recently the Federal Reserve substantially reduced the amount of securities it purchases pursuant to quantitative easing. Given this reduction in market support and the Federal Reserve’s expected increase of the federal funds rate, interest rates may rise significantly or rapidly, potentially resulting in losses to a Portfolio. Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Repurchase Agreements Risk. A Portfolio may enter into repurchase agreements under which it purchases a security that a seller has agreed to repurchase from the Portfolio at a later date at the same price plus interest. If a seller defaults and the security declines in value, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the security at the desired time.

Risk Management. The Manager and Sub-Advisers undertake certain analyses with the intention of identifying particular types of risks and reducing a Portfolio’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate a Portfolio’s exposure to such events; at best, it can only reduce the possibility that the Portfolio will be affected by adverse events, and especially those risks that are not intrinsic to the Portfolio’s investment program. While the prospectus describes material risk factors associated with a Portfolio’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Manager or Sub-Advisers will identify all of the risks that might affect the portfolio, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Portfolio’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Risks Related to Investments in Underlying Portfolios and Underlying ETFs. A Portfolio that invests in Underlying Portfolios and Underlying ETFs will indirectly bear fees and expenses charged by those Underlying Portfolios and Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that exclusively invests directly in individual stocks and bonds. The Underlying Portfolios may already be available directly as an investment option in your contract. Therefore, you may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios of a Portfolio instead of in the Portfolio itself. However, not all Underlying Portfolios may be available as an investment option in your contract. In addition, an investor who chooses to invest directly in the Underlying Portfolios would not receive the asset allocation and rebalancing services provided by the Manager.

The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities in which the Underlying Portfolios and Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend, on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The Portfolio, Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk and portfolio management risk. In addition, to the extent a Portfolio invests in Underlying Portfolios and Underlying ETFs that invest in equity securities, fixed income securities and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities such as equity risk, market capitalization risk, investment grade securities risk, interest rate risk, credit/default risk, foreign and emerging markets securities risk and non-investment grade securities risk. The extent to which the investment performance and risks associated with the Portfolio correlates to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary. The Underlying Portfolios and Underlying ETFs may change their investment objectives or policies without the approval of the Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an Underlying Portfolio or Underlying ETF at a time and price that is unfavorable to the Portfolio. In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance to not match the performance of its index. An Underlying ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the Underlying ETF could result in a greater decline in net asset value than would be the case if the Underlying ETF held all of the securities in the index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater. No ETF fully replicates its index and an Underlying ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the Underlying ETF manager may not produce the intended results. Moreover, there is the risk that an Underlying ETF may value certain securities at a higher price than it can sell them for. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the Underlying ETFs could be substantially and adversely affected. In addition, because Underlying ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an Underlying ETF may be different from the net asset value of such ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Securities Lending Risk. A Portfolio that lends securities is subject to the risk that the loaned securities will not be available to the Portfolio on a timely basis and, therefore, that the Portfolio may lose the opportunity to sell the securities at a desirable time and price. There is also the risk that the Portfolio will not receive (or will experience delays in receiving) additional collateral or the loaned securities when due, which could result in a loss to the Portfolio. If the borrower fails financially, it is also possible that the Portfolio could lose its right to the collateral it holds. In addition, the Portfolio bears the risk of a decline in the value of the collateral held by the Portfolio in connection with a securities loan.

Securities Selection Risk. The securities selected for a Portfolio may not perform as well as other securities that were not selected for the Portfolio. As a result, a Portfolio may underperform the markets, its benchmark index(es) or other funds with the same objective or in the same asset class.

Short Position Risk. A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased plus any premiums or interest paid to the third party. Short positions may be considered speculative transactions and involve special risks that could increase losses or reduce gains. Short sales involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a Portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. By investing the proceeds received from selling securities short, a Portfolio could be deemed to be employing a form of leverage, which creates special risks. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio’s overall potential for loss more than it would be without the use of leverage. Market factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice. If this happens, the Portfolio may have to buy the securities sold short at an unfavorable price. When a Portfolio is selling stocks short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Portfolio may maintain high levels of cash or liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Portfolio’s ability to pursue other opportunities as they arise.

Risks of Equity Investments

A Portfolio may invest a portion of its assets in Underlying Portfolios and Underlying ETFs that emphasize investments in equity securities. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of equity securities. The risks of investing in equity securities may include:

Convertible Securities Risk. The value of convertible securities fluctuates in relation to changes in interest rates and the credit quality of the issuer and, in addition, fluctuates in relation to the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk and credit risk and are often lower-quality securities, which means that they are subject to the same risks as an investment in lower rated debt securities. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. In addition, because companies that issue convertible securities are often small- or mid-cap companies, to the extent a Portfolio invests in convertible securities, it will be subject to the risks of investing in these companies. The stocks of small- and mid-cap companies are often more volatile and less liquid than the stocks of larger companies. Convertible securities are normally “junior” securities which means an issuer usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Portfolio could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. To the extent a Portfolio invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Dividend Risk. Dividends an Underlying Portfolio receives on common stocks are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the companies in which an Underlying Portfolio invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. A portion of the distributions that an Underlying Portfolio receives may be a return of capital.

Equity Risk. In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Equity securities generally have greater price volatility than fixed-income securities.

Financial Services Sector Risk. To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Focused Portfolio Risk. A Portfolio that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region including a Portfolio that is classified as “non-diversified”, may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. Further, such a Portfolio may be more sensitive to events affecting a single industry, sector or geographic region. The use of a focused investment strategy may increase the volatility of a Portfolio’s investment performance, as the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory event than a Portfolio more broadly invested.

Headline Risk. A Portfolio may seek to acquire companies with durable business models that can be purchased at attractive valuations relative to what the Portfolio’s Sub-Adviser believes to be the companies’ intrinsic values. Sub-Advisers may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While Sub-Advisers research companies subject to such contingencies, a Sub-Adviser cannot be correct every time, and the company’s stock may never recover or may become worthless.

Initial Public Offering (“IPO”) Risk. Securities issued in IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. Therefore, a Portfolio may hold IPO shares for a very short period of time. At any particular time or from time to time, a Portfolio may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Portfolio. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Portfolios to which IPO securities are allocated increases, the number of securities issued to any one Portfolio may decrease. To the extent a Portfolio invests in IPOs, a significant portion of its returns may be attributable to its investments in IPOs, which have a magnified impact on Portfolios with small asset bases. The impact of IPOs on a Portfolio’s performance will likely decrease as the Portfolio’s asset size increases, which could reduce the Portfolio’s returns. There is no guarantee that as a Portfolio’s assets grow it will continue to experience substantially similar performance by investing in profitable IPOs.

Large-Cap Company Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Listed Private Equity Company Risk. Listed private equity companies may include, among other companies, business development companies, publicly traded limited partnership interests, publicly traded venture capital funds, publicly traded private equity funds, publicly traded financial institutions that lend capital to or invest in privately held companies, and any other publicly traded vehicle whose purpose is to invest in privately held companies. Depending on their underlying investments, listed private equity companies are subject to various risks, which may include, but are not limited to, additional liquidity risk, industry risk, foreign securities risk, currency risk, valuation risk, credit risk, managed portfolio risk and derivatives risk. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publicly-traded companies.

Mid-Cap and Small-Cap Company Risk. A Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid- and small-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid- and small-cap company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in mid- and small-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly. In general, these risks are greater for small-capitalization companies than for mid-capitalization companies.

Real Estate Investing Risk. Investing in real estate investment trusts (“REITs”) exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. Real estate is a cyclical business, highly sensitive to supply and demand, general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values. Losses may occur from casualty or condemnation and government actions, such as tax increases, zoning law changes, regulatory limitations on rents, or environmental regulations, also may have a major impact on real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Changing interest rates and credit quality requirements also will affect the cash flow of real estate companies and their ability to meet capital needs. REITs generally invest directly in real estate (equity REITs), in mortgages secured by interests in real estate (mortgage REITs) or in some combination of the two (hybrid REITs). Equity REITs may be affected by changes in the value of the underlying property owned by the REIT, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidations. Operating REITs requires specialized management skills, and a Portfolio (or portion thereof) indirectly bears REIT management and administration expenses along with the direct expenses of the Portfolio. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs also must satisfy specific Internal Revenue Code requirements in order to qualify for the tax-free pass through of income and net realized gains. In addition, even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers.

Special Situations Risk. A Portfolio may seek to benefit from “special situations,” such as acquisitions, mergers, consolidations, bankruptcies, liquidations, reorganizations, restructurings, tender or exchange offers or other unusual events expected to affect a particular issuer. In general, securities of companies which are the subject of a tender or exchange offer or an acquisition, a merger, consolidation, liquidation, restructuring, bankruptcy, or reorganization proposal sell at a premium to their historic market price immediately prior to the announcement of an offer for the company. However, it is possible that the value of securities of a company involved in such a transaction will not rise and in fact may fall, in which case a Portfolio would lose money. It is also possible that a Sub-Adviser’s assessment that a particular company is likely to be acquired or acquired during a specific time frame may be incorrect, in which case a Portfolio may not realize any premium on its investment and could lose money if the value of the securities declines during the Portfolio’s holding period. A Portfolio’s return also could be adversely impacted to the extent that a Sub-Adviser’s strategies fail to identify companies for investment by the Portfolio that become the subject of a merger or similar transaction that results in an increase in the value of the securities of those companies. Moreover, publicly announced mergers and similar types of transactions may be renegotiated or terminated, in which case a Portfolio may lose money. In addition, if a transaction takes longer time to close than a Sub-Adviser originally anticipated, a Portfolio may realize a lower-than-expected rate of return.

Unseasoned Companies Risk. These are companies that have been in operation less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

Risks of Fixed Income Investments. A Portfolio may invest a portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in debt securities. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of fixed income securities or bonds. The risks of investing in fixed income securities may include:

Banking Industry Sector Risk. To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Bank Loans Risk. Loans are subject to additional risks including liquidity risk, prepayment risk (the risk that when interest rates fall, debt securities may be repaid more quickly than expected and a Portfolio may be required to reinvest in securities with a lower yield), extension risk (the risk that when interest rates rise, debt securities may be repaid more slowly than expected and the value of a Portfolio’s holdings may decrease), the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a Portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value.

A Portfolio’s investments in bank loans are subject to the risk that the Portfolio will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured bank loans offer a Portfolio more protection than unsecured bank loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured bank loan’s collateral would satisfy the borrower’s obligation or that the collateral could be readily liquidated. In addition, a Portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. In the event of a default, a Portfolio may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured bank loans are subject to a greater risk of default than secured bank loans, especially during periods of deteriorating economic conditions. Unsecured bank loans also have a greater risk of nonpayment in the event of a default than secured bank loans since there is no recourse for the lender to collateral. If a Portfolio acquires a participation interest in a loan, the Portfolio may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly. Loans in which a Portfolio may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, bank loan interests may be unrated, and the Portfolio’s Sub-Adviser may be required to rely exclusively on their analysis of the borrower in determining whether to acquire, or to continue to hold, a loan.

Credit Risk. The risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security may decrease its value. When a fixed-income security is not rated, a sub-adviser may have to assess the risk of the security itself. Securities rated below investment grade (e.g., “junk bonds”) may include a substantial risk of default. U.S. government securities held by a Portfolio are supported by varying degrees of credit, and their value may fluctuate in response to political, market or economic developments. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a Portfolio owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities or to shares of the Portfolio themselves.

Distressed Companies Risk. A Portfolio may invest in distressed securities, including loans, bonds and notes, many of which are not publicly traded and that may involve a substantial degree of risk. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Distressed securities include securities of companies that are in financial distress and that may be in or about to enter bankruptcy. In certain periods, there may be little or no liquidity in the markets for these securities or other instruments. In addition, the prices of such securities may be subject to periods of abrupt and erratic market movements and above-average price volatility. It may be difficult to obtain financial information regarding the financial condition of a borrower or issuer, and its financial condition may be changing rapidly. It may be more difficult to value such securities and the spread between the bid and asked prices of such securities may be greater than normally expected. A Portfolio may lose a substantial portion or all of its investment or it may be required to accept cash or securities with a value less than the Portfolio’s original investment. The purchase of defaulted debt securities involves risks such as the possibility of complete loss of the investment where the issuer does not restructure to enable it to resume principal and interest payments. If the issuer of a security held by a Portfolio defaults, the Portfolio may experience significant losses on the security, which may lower the Portfolio’s NAV. Securities tend to lose much of their value before the issuer defaults. The Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Floating Rate Loan Risk. Floating rate loans generally are subject to restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. For example, if the credit quality of a floating rate loan unexpectedly declines significantly, secondary market trading in that floating rate loan can also decline. During periods of infrequent trading, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Inflation-Indexed Bonds Risk. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, a Portfolio may have no income at all from such investments.

Interest Rate Risk. The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of a Portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of a Portfolio’s debt securities generally declines. A Portfolio with a longer average duration will be more sensitive to changes in interest rates, usually making it more volatile than a fund with a shorter average duration. During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity and a Portfolio may have to reinvest the proceeds at lower interest rates, resulting in a decline in Portfolio income. Conversely, when interest rates rise, certain obligations will be paid off by the issuer more slowly than anticipated, causing the value of these obligations to fall. Inflation-indexed bonds decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Preferred stocks may also be sensitive to changes in interest rates. When interest rates rise, the value of preferred stocks will generally decline. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a Portfolio holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the Portfolio’s shares. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When the Federal Reserve raises the federal funds rate, which is expected to occur, interest rates are expected to rise. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, but may rise significantly or rapidly, potentially resulting in losses to a Portfolio.

Inverse Floaters Risk. Inverse floaters, which are fixed income securities with a floating or variable rate of interest (i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals), may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floater collateralized mortgage obligations (“CMOs”) exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater CMO is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

Investment Grade Securities Risk. Debt securities generally are rated by national bond ratings agencies. A Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch or Baa or higher by Moody’s or, if unrated, deemed to be of comparable quality by a Sub-Adviser. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may possess certain speculative characteristics as well.

Loan Participation and Assignment Risk. A Portfolio’s investments in loan participations and assignments are subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Money Market Risk. Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market portfolio’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the portfolio has purchased may reduce the portfolio’s yield and can cause the price of a money market security to decrease. In addition, a money market portfolio is subject to the risk that the value of an investment may be eroded over time by inflation. The Securities and Exchange Commission recently adopted changes to the rules that govern money market funds. These changes will: (1) permit, subject to the discretion of the board of trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from the funds, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. These changes may affect the Portfolio’s investment strategies, operations and/or return potential.

Mortgage-Backed and Asset-Backed Securities Risk. The risk that the principal on mortgage- and asset-backed securities held by a Portfolio may be prepaid, which generally will reduce the yield and market value of these securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. An increased rate of prepayments on a Portfolio’s mortgage-backed and asset-backed securities will result in an unforeseen loss of interest income to a Portfolio as the Portfolio may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed and asset-backed securities do not increase as much as other fixed-income securities when interest rates fall. When interest rates rise, borrowers are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. This is known as extension risk. Rising interest rates also may increase the risk of default by borrowers. As a result, in a period of rising interest rates, a Portfolio that holds these types of securities may experience additional volatility and losses. Moreover, declines in the credit quality of and defaults by the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to a Portfolio. If a Portfolio purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. Certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages. The underwriting standards for subprime loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. Moreover, instability in the markets for mortgage- and asset-backed securities may affect the liquidity of such securities, which means that a Portfolio may be unable to sell such securities at an advantageous time and price. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage- and asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

Non-Investment Grade Securities Risk. Bonds rated below investment grade (i.e., BB or lower by S&P or Fitch or Ba or lower by Moody’s) or, if unrated, are deemed to be of comparable quality by a Sub-Adviser are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds”, are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment. Because of the risks involved in investing in below investment grade securities, an investment in a Portfolio that invests substantially in such securities should be considered speculative. “Junk bonds” may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return. Conversely, a junk bond’s value will decrease in a rising interest rate market, as will the value of the Portfolio’s assets. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Prepayment and Extension Risk. Prepayment risk is the risk that the principal on securities held by a Portfolio may be paid off by the issuer more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the principal on securities held by a Portfolio may be paid off by the issuer more slowly than originally anticipated. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the potential for price declines. The prices of variable and floating rate securities (including loans) can be less sensitive to prepayment risk.

Sovereign Debt Risk. Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt for a variety of reasons including, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. In addition, there are generally no bankruptcy proceedings similar to those in the U.S. by which defaulted sovereign debt obligations may be collected and there may be few or no effective legal remedies for collecting on such debt.

Unrated Debt Securities Risk. Unrated debt securities determined by a Sub-Adviser to be of comparable quality to rated securities may be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers.

Zero Coupon and Pay-in-Kind Securities Risk. A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Risks of Foreign Securities Investments

A Portfolio may invest a varying portion of its assets in Underlying Portfolios and Underlying ETFs that invest primarily in foreign securities. Therefore, as an investor in a Portfolio, the return on your investment will be based, to some extent, on the risks and rewards of foreign securities. The following is a more detailed description of the primary risks of investing in foreign securities:

Foreign Securities Risk. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investing in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Portfolio could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision and regulation than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities. Securities issued by U.S. entities with substantial foreign operations can involve risks relating to conditions in foreign countries. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries, which could adversely affect the value of the Portfolio’s investments.

Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

Emerging Markets Risk — Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa. There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political or economic structures. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging markets country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies of a Portfolio. In addition, the securities markets of emerging markets countries generally are smaller, less liquid and more volatile than those of developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and less reliable clearance and settlement, registration and custodial procedures which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Portfolio may not know the identity of trading counterparties, which may increase the possibility of the Portfolio not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. The risks associated with investing in a narrowly defined geographic area also generally are more pronounced with respect to investments in emerging market countries. Investments in frontier markets may be subject to a greater levels of these risks than investments in more developed and traditional emerging markets.

European Economic Risk — The European Union’s (the “EU”) Economic and Monetary Union (the “EMU”) requires eurozone countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners. In addition, one or more members could abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Frontier Markets Risk — Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid and, as a result, may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Economic, political, liquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

Geographic Concentration Risk — A Portfolio that invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. The economies and financial markets of certain regions can be highly interdependent and may decline all at the same time. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, droughts or tsunamis and are economically sensitive to environmental events.

International Fair Value Pricing Risk — An Underlying Portfolio or Underlying ETF that invests in foreign securities is subject to the risk that its share price may be exposed to arbitrage attempts by investors seeking to capitalize on differences in the values of foreign securities trading on foreign exchanges that may close before the time the Underlying Portfolio’s or Underlying ETF’s net asset value is determined. If such arbitrage attempts are successful, the Underlying Portfolio’s or Underlying ETF’s net asset value might be diluted. An Underlying Portfolio’s or Underlying ETF’s use of fair value pricing in certain circumstances (by adjusting the closing market prices of foreign securities to reflect what the Underlying Portfolio’s or Underlying ETF’s boards of trustees believes to be their fair value) may help deter such arbitrage activities. The effect of such fair value pricing is that foreign securities may not be priced on the basis of quotations from the primary foreign securities market in which they are traded, but rather may be priced by another method that the Underlying Portfolio’s or Underlying ETF’s boards of trustees believes reflects fair value. As such, fair value pricing is based on subjective judgment and it is possible that fair value may differ materially from the value realized on a sale of a foreign security. It is also possible that use of fair value pricing will limit an investment manager’s ability to implement an Underlying Portfolio’s or Underlying ETF’s investment strategy (e.g., reducing the volatility of the Portfolio’s share price) or achieve its investment objective.

Political/Economic Risk — Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Portfolio’s foreign investments.

Regulatory Risk — Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for the Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

Settlement Risk — Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Transaction Costs Risk — The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

Other Investment Risks

The following is a description of certain other investment risks.

Commodity Risk. Exposure to the commodities markets may subject a Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, and trading activities in commodities. Prices of various commodities may also be affected by factors such as drought, floods and weather, livestock disease and embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Securities of companies that are dependent on a single commodity, or are concentrated in a single commodity sector, may exhibit even higher volatility attributable to commodity prices. No active trading market may exist for certain commodities investments. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of a commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The value of these instruments will rise or fall in response to changes in the underlying commodity or related index of investment. Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may adversely affect the Portfolio’s performance. Although investments in commodities may move in different directions than traditional equity securities and debt instruments, when the value of those traditional investments is declining due to adverse economic conditions, there is no guarantee that commodities will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of traditional equity securities and debt instruments.

Energy Sector Risk. The energy sector is cyclical and highly dependent on commodities prices and the market values of companies in the energy sector could be adversely affected by, among other factors, levels and volatility of global energy prices, commodity price volatility, energy supply and demand, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on and the success of exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments, tax treatment and labor relations. Companies in this sector are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings, and a significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this industry. Energy companies also face a significant risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental mishaps, equipment malfunctions or mishandling of materials and a risk of loss from terrorism, political strife and natural disasters. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact to the Portfolio’s holdings and the performance of the Portfolio. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Infrastructure Sector Risk. Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. Infrastructure companies may be adversely affected by commodity price volatility, changes in exchange rates, import controls, depletion of resources, technological developments, and labor relations. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns. Infrastructure issuers can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and other government demand for their products. In addition, infrastructure companies may be adversely affected by government regulation or world events (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social or labor unrest, or violence) in the regions in which the companies operate. Infrastructure companies may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. In addition, the failure of an infrastructure company to carry adequate insurance or to operate its assets appropriately could lead to significant losses. Infrastructure companies may be adversely affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts. Infrastructure-related securities may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Natural Resources Sector Risk. The profitability of companies in the natural resources sector can be adversely affected by worldwide energy prices and other world events, limits on and the success of exploration projects, and production spending. Companies in the natural resources sector also could be adversely affected by commodity price volatility, changes in exchange rates, interest rates or inflation rates and/or investor expectations concerning such rates, changes in the supply of, or the demand for, natural resources, imposition of import controls, government regulation and intervention, civil conflict, economic conditions, increased competition, technological developments, and labor relations. In addition, companies in the natural resources sector may be subject to the risks generally associated with extraction of natural resources, such as the risks of mining and oil drilling, and the risks of the hazards associated with natural resources, such as natural or man-made disasters, fire, drought, liability for environmental damage claims, and increased regulatory and environmental costs. Prices of precious metals and of precious metal related securities have historically been very volatile due to various economic, financial, social and political factors and may adversely affect the financial condition of companies involved with precious metals. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs and production spending. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, and world events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. The value of a Portfolio’s shares could experience significantly greater volatility than Portfolios investing more broadly.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

As of the Record Date, to the Trust’s knowledge, the following persons owned beneficially or of record 5% or more of the shares of a Portfolio.

Shareholder’s or Contractholders Name/Address	Percent of Beneficial Ownership of Shares of the Portfolio	Percent of Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganizations occur)

*	[Percentage of Beneficial Ownership of Shares of the Combined Portfolio assuming only the Reorganization described in Proposal [ ] occurs.]
**	[Percentage of Beneficial Ownership of Shares of the Combined Portfolio assuming only the Reorganization described in Proposal [ ] occurs. ]

C-1

APPENDIX D

The information that follows assumes that only the Reorganization described in Proposal 1 (and not also the Reorganization described in Proposal 2) is approved.

Proposal 1: Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by it for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

International Conservative Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganization is approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	International Conservative Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganization is approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	4.09%	3.79%	1.74%
Acquired Fund Fees and Expenses	0.65%	0.69%	0.69%
Total Annual Portfolio Operating Expenses	5.14%	4.88%	2.83%

	International Conservative Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganization is approved)*
	Class B	Class B	Class B
Fee Waiver and/or Expense Reimbursement†	-3.84%	-3.54%	-1.49%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.30%	1.34%	1.34%

*	Assumes that only the Reorganization described in Proposal 1 is approved.
†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Proposal 1: Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Conservative Portfolio
Class B	$132	$1,197	$2,259	$4,899
International Moderate Portfolio
Class B	$136	$1,149	$2,165	$4,714
Pro Forma International Moderate Portfolio (assuming the Reorganization is approved)*	$136	$736	$1,362	$3,049

*	Assumes that only the Reorganization described in Proposal 1 is approved.

Proposal 1: Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the International Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
International Conservative Portfolio — Class B Shares	$4.4	$9.42	465,054
International Moderate Portfolio — Class B Shares	$4.8	$9.46	504,421
Adjustments(a)	$—	$—	(1,990)
Pro forma International Moderate Portfolio — Class B Shares (assuming the Reorganization is approved)*	$9.2	$9.46	967,485

*	Assumes that only the Reorganization described in Proposal 1 is approved.
(a)	Reflects retired shares of the Acquired Portfolio.

APPENDIX E

The information that follows assumes that only the Reorganization described in Proposal 2 (and not also the Reorganization described in Proposal 1) is approved.

Proposal 2: Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by it for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

International Growth Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganization is approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	International Growth Portfolio	International Moderate Portfolio	Pro Forma International Moderate Portfolio (assuming the Reorganization is approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	3.82%	3.79%	1.70%
Acquired Fund Fees and Expenses	0.75%	0.69%	0.69%
Total Annual Portfolio Operating Expenses	4.97%	4.88%	2.79%
Fee Waiver and/or Expense Reimbursement†	-3.57%	-3.54%	-1.45%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.40%	1.34%	1.34%

*	Assumes that only the Reorganization described in Proposal 2 is approved.

†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Proposal 2: Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
International Growth Portfolio
Class B	$143	$1,173	$2,203	$4,783
International Moderate Portfolio
Class B	$136	$1,149	$2,165	$4,714
Pro Forma International Moderate Portfolio (assuming the Reorganization is approved)*	$136	$728	$1,345	$3,013

*	Assumes that only the Reorganization described in Proposal 2 is approved.

Proposal 2: Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the International Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
International Growth Portfolio — Class B Shares	$4.5	$9.52	478,729
International Moderate Portfolio — Class B Shares	$4.8	$9.46	504,421
Adjustments(a)	$—	$—	3,380
Pro forma International Moderate Portfolio — Class B Shares (assuming the Reorganization is approved)*	$9.3	$9.46	986,530

*	Assumes that only the Reorganization described in Proposal 2 is approved.
(a)	Reflects adjustment for additional shares issued of Acquiring Portfolio.

APPENDIX F

The information that follows assumes that only the Reorganization described in Proposal 3 (and not also the Reorganization described in Proposal 4) is approved.

Proposal 3: Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by it for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganization is approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alternative 100 Conservative Plus Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganization is approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	2.90%	2.61%	1.22%
Acquired Fund Fees and Expenses	0.96%	0.90%	0.90%
Total Annual Portfolio Operating Expenses	4.26%	3.91%	2.52%
Fee Waiver and/or Expense Reimbursement†	-2.65%	-2.36%	-0.97%
Total Annual Portfolio Operating Expenses After Fee Waiver and/ or Expense Reimbursement	1.61%	1.55%	1.55%

*	Assumes that only the Reorganization described in Proposal 3 is approved.

†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Proposal 3: Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Alternative 100 Conservative Plus Portfolio
Class B	$164	$1,051	$1,952	$4,262
Alternative 100 Moderate Portfolio
Class B	$158	$975	$1,811	$3,982
Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganization is approved)*	$158	$692	$1,253	$2,783

*	Assumes that only the Reorganization described in Proposal 3 is approved.

Proposal 3: Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the Alternative 100 Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Alternative 100 Conservative Plus Portfolio — Class B Shares	$5.9	$9.72	607,805
Alternative 100 Moderate Portfolio — Class B Shares	$7.7	$9.54	810,534
Adjustments(a)	$—	$—	11,440
Pro forma Alternative 100 Moderate Portfolio —Class B Shares (assuming the Reorganization is approved)*	$13.6	$9.54	1,429,779

*	Assumes that only the Reorganization described in Proposal 3 is approved.
(a)	Reflects adjustment for additional shares issued of Acquiring Portfolio.

APPENDIX G

The information that follows assumes that only the Reorganization described in Proposal 4 (and not also the Reorganization described in Proposal 3) is approved.

Proposal 4: Comparative Fee and Expense Tables

The following tables show the fees and expenses of each Portfolio and the estimated pro forma fees and expenses of the Acquiring Portfolio after giving effect to the proposed Reorganization.* Fees and expenses for each Portfolio are based on those incurred by it for the fiscal year ended December 31, 2014. The pro forma fees and expenses of the Acquiring Portfolio Shares assume that the Reorganization was in effect for the year ended December 31, 2014.* The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganization is approved)*
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Alternative 100 Growth Portfolio	Alternative 100 Moderate Portfolio	Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganization is approved)*
	Class B	Class B	Class B
Management Fee	0.15%	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	3.00%	2.61%	1.25%
Acquired Fund Fees and Expenses	0.83%	0.90%	0.90%
Total Annual Portfolio Operating Expenses	4.23%	3.91%	2.55%
Fee Waiver and/or Expense Reimbursement†	-2.75%	-2.36%	-1.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%	1.55%	1.55%

*	Assumes that only the Reorganization described in Proposal 4 is approved.

†	Pursuant to the Expense Limitation Arrangement, FMG LLC has agreed to make payments or waive its management, administrative or other fees to limit the expenses of the Portfolio through April 30, 2016 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, fees and expenses of other investment companies in which the Portfolio invests and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.65% for the Portfolio. The Expense Limitation Arrangement may be terminated by FMG LLC at any time after April 30, 2016.

Proposal 4: Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The Expense Limitation Arrangement is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Alternative 100 Growth Portfolio
Class B	$151	$1,033	$1,929	$4,231
Alternative 100 Moderate Portfolio
Class B	$158	$975	$1,811	$3,982
Pro Forma Alternative 100 Moderate Portfolio (assuming the Reorganization is approved)*	$158	$698	$1,266	$2,810

*	Assumes that only the Reorganization described in Proposal 4 is approved.

Proposal 4: Capitalization

The following table shows the capitalization of each Portfolio as of December 31, 2014 and of the Alternative 100 Moderate Portfolio on a pro forma combined basis as of December 31, 2014, after giving effect to the proposed Reorganization.* Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Alternative 100 Growth Portfolio — Class B Shares	$5.7	$9.29	611,523
Alternative 100 Moderate Portfolio — Class B Shares	$7.7	$9.54	810,534
Adjustments(a)	$—	$—	(15,826)
Pro forma Alternative 100 Moderate Portfolio — Class B Shares (assuming the Reorganization is approved)*	$13.4	$9.54	1,406,231

*	Assumes that only the Reorganization described in Proposal 4 is approved.
(a)	Reflects retired shares of Acquired Portfolio.

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2015

AXA PREMIER VIP TRUST

CharterSM International Conservative Portfolio

CharterSM International Growth Portfolio

CharterSM Alternative 100 Conservative Plus Portfolio

CharterSM Alternative 100 Growth Portfolio,

(each a series of AXA Premier VIP Trust)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”)

AND

CharterSM International Moderate Portfolio and

CharterSM Alternative 100 Moderate Portfolio,

(each a series of AXA Premier VIP Trust)

(each, an “Acquiring Portfolio” and together, the “Acquiring Portfolios”)

1290 Avenue of the Americas

New York, New York 10104

(877) 222-2144

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
CharterSM International Conservative Portfolio CharterSM International Growth Portfolio	CharterSM International Moderate Portfolio
CharterSM Alternative 100 Conservative Plus Portfolio CharterSM Alternative 100 Growth Portfolio	CharterSM Alternative 100 Moderate Portfolio

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Portfolio into the corresponding Acquiring Portfolio under which the Acquiring Portfolio would acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of the corresponding Acquired Portfolio’s liabilities (the “Reorganizations”). This SAI is available to owners of and participants in variable life insurance contracts and variable annuity contracts and certificates (the “Contracts”) with amounts allocated to an Acquired Portfolio and to other shareholders of the Acquired Portfolios as of June 30, 2015.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated [            ], 2015 relating to the Reorganizations (the “Proxy Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or calling 1-877-522-5035. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

Contents of the SAI

This SAl consists of the cover page, the information set forth below and the following documents:

The Annual Report to Shareholders of the Trust for the fiscal year ended December 31, 2014 with respect to the Acquiring Portfolios and the Acquired Portfolios, which includes Audited Financial Statements of the Trust for the fiscal year ended December 31, 2014, with respect to the Acquiring Portfolios and the Acquired Portfolios.

Pro Forma Financial Statements relating to each Reorganization.

Information Incorporated by Reference

This SAI incorporates by reference the following documents as filed with the Securities and Exchange Commission (File Nos. 333-70754 and 811-10509):

Statement of Additional Information of the Trust dated May 1, 2015, as supplemented, with respect to the Acquiring Portfolios and the Acquired Portfolios. The Statement of Additional Information includes information about the Trust’s other portfolios that is not relevant to the Reorganizations. Please disregard that information.

PRO FORMA FINANCIAL STATEMENTS (Unaudited)

The following tables set forth the pro forma combined Portfolio of Investments as of December 31, 2014, the pro forma combined Statement of Assets and Liabilities as of December 31, 2014, and the pro forma combined Statement of Operations for the twelve-month period ended December 31, 2014 for the possible outcome of the Reorganizations, which include the CharterSM International Conservative Portfolio being reorganized into the CharterSM International Moderate Portfolio, the CharterSM International Growth Portfolio being reorganized into the CharterSM International Moderate Portfolio, both the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio being reorganized into the CharterSM International Moderate Portfolio, the CharterSM Alternative 100 Conservative Plus Portfolio being reorganized into the CharterSM Alternative 100 Moderate Portfolio, the CharterSM Alternative 100 Growth Portfolio being reorganized into the CharterSM Alternative 100 Moderate Portfolio, and both the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio being reorganized into the CharterSM Alternative 100 Moderate Portfolio.

The pro forma combined Portfolio of Investments contains information about the securities holdings of the combined Acquired Portfolios and corresponding Acquiring Portfolios as of December 31, 2014, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that some of an Acquired Portfolio’s holdings may not remain at the time of the Reorganizations. It is also expected that, if a Reorganization is approved, AXA

2

Equitable Funds Management Group, LLC (the “Manager”) will liquidate an Acquired Portfolio’s holdings that, based on market conditions and an assessment by the Manager and the investment advisers to the corresponding Acquiring Portfolio, are not compatible with the Acquiring Portfolio’s current portfolio composition, investment objective and policies, or investment strategies. The proceeds of such liquidation will be held in temporary investments or reinvested in assets that are consistent with the Acquiring Portfolio’s investment objective, policies and strategies. Although any sale of portfolio investments in connection with a Reorganization will be conducted in an orderly manner, the need for a Portfolio to sell investments may result in its selling securities at a disadvantageous time and price and could result in the Portfolio realizing gains (or losses) that otherwise would not have been realized and incurring transaction costs that otherwise would not have been incurred.

3

AXA PREMIER VIP TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2014

	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Moderate Pro Forma	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Moderate Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,376	10,333	15,709	57,522	110,557	168,079
EQ/Emerging Markets Equity PLUS Portfolio‡	8,041	15,195	23,236	72,802	137,573	210,375
EQ/Global Bond PLUS Portfolio‡	62,306	47,819	110,125	575,942	442,031	1,017,973
EQ/International Equity Index Portfolio‡	21,153	39,446	60,599	186,588	347,955	534,543
EQ/Low Volatility Global ETF Portfolio‡	5,390	10,447	15,837	56,114	108,763	164,877
EQ/MFS International Growth Portfolio‡	15,708	31,098	46,806	104,491	206,865	311,356
EQ/PIMCO Global Real Return Portfolio‡	40,756	31,352	72,108	394,103	303,169	697,272
EQ/Real Estate PLUS Portfolio‡	12,954	28,818	41,772	135,460	301,348	436,808
iShares® Emerging Markets Infrastructure ETF	190	580	770	6,164	18,815	24,979
iShares® Global ex USD High Yield Corporate Bond ETF	13,540	10,850	24,390	687,019	550,528	1,237,547
iShares® Global Infrastructure ETF	1,010	1,860	2,870	42,572	78,399	120,971
iShares® International Select Dividend ETF	5,020	9,830	14,850	169,124	331,173	500,297

4

	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Moderate Pro Forma	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Moderate Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
iShares® International Treasury Bond ETF	1,880	1,680	3,560	181,946	162,590	344,536
iShares® JP Morgan USD Emerging Markets Bond ETF	6,040	4,780	10,820	662,648	524,414	1,187,062
iShares® MSCI EAFE Small-Cap ETF	820	2,490	3,310	38,302	116,308	154,610
iShares® MSCI Frontier 100 ETF	170	220	390	5,236	6,776	12,012
Morgan Stanley Institutional Fund, Inc. — Frontier Emerging Markets Portfolio, Institutional Class	2,820	5,431	8,251	54,022	104,059	158,081
PIMCO Foreign Bond Fund Unhedged, Institutional Class	8,345	5,833	14,178	82,530	57,685	140,215
PowerShares DB G10 Currency Harvest Fund*	1,800	3,840	5,640	45,972	98,074	144,046
PowerShares Global Short Term High Yield Bond Portfolio	5,380	4,230	9,610	125,784	98,897	224,681
SPDR® DB International Government Inflation-Protected Bond ETF	6,370	5,170	11,540	362,772	294,432	657,204
SPDR® S&P Emerging Markets SmallCap ETF	320	820	1,140	14,189	36,359	50,548
Templeton Emerging Markets Small Cap, Advisor Class	3,182	5,478	8,660	39,262	67,598	106,860
Templeton Global Smaller Companies, Advisor Class	8,069	9,465	17,534	69,801	81,870	151,671

5

	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Moderate Pro Forma	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Moderate Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	17,874	14,177	32,051	147,102	116,674	263,776
Vanguard Short-Term Inflation-Protected Securities ETF	1,540	1,340	2,880	74,290	64,642	138,932
Total Investment (100.1%) (Cost $9,647,848)				4,391,757	4,767,554	9,159,311
Other Assets Less Liabilities (0.1%)				(12,629)	2,683	(9,946)

Net Assets (100%)				4,379,128	4,770,237	9,149,365

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

			CharterSM International Conservative
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$70,524	$1,428	$71,887	$—	$—	$810
AXA International Value Managed Volatility Portfolio (b)	100,369	2,095	102,395	—	—	1,079
AXA SmartBeta Equity Portfolio	52,919	10,021	7,912	57,522	1,108	487
EQ/Emerging Markets Equity PLUS Portfolio	67,971	12,171	3,996	72,802	587	212
EQ/Global Bond PLUS Portfolio	511,976	101,869	29,946	575,942	5,392	7,470
EQ/International Equity Index Portfolio	—	214,826	8,050	186,588	6,567	(56)
EQ/Low Volatility Global ETF Portfolio	51,532	9,267	7,734	56,114	1,353	58
EQ/MFS International Growth Portfolio	99,536	21,416	5,580	104,491	1,297	4,297
EQ/PIMCO Global Real Return Portfolio	322,483	82,431	19,483	394,103	19,019	78
EQ/Real Estate PLUS Portfolio	115,429	28,783	18,862	135,460	8,028	1,896

	$1,392,739	$484,307	$275,845	$1,583,022	$43,351	$16,331

6

			CharterSM International Moderate
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$125,905	$9,307	$135,100	$—	$—	$1,595
AXA International Value Managed Volatility Portfolio (b)	172,369	12,284	184,546	—	—	2,021
AXA SmartBeta Equity Portfolio	94,047	27,421	15,653	110,557	2,115	807
EQ/Emerging Markets Equity PLUS Portfolio	117,291	34,184	7,571	137,573	1,101	383
EQ/Global Bond PLUS Portfolio	373,667	118,876	44,213	442,031	4,103	5,732
EQ/International Equity Index Portfolio	—	399,536	13,639	347,955	12,151	(158)
EQ/Low Volatility Global ETF Portfolio	91,575	27,132	15,722	108,763	2,602	(39)
EQ/MFS International Growth Portfolio	170,940	66,831	10,638	206,865	2,549	8,341
EQ/PIMCO Global Real Return Portfolio	229,804	83,715	16,138	303,169	14,520	(5)
EQ/Real Estate PLUS Portfolio	225,393	85,962	29,936	301,348	17,735	3,329

	$1,600,991	$865,248	$473,156	$1,958,261	$56,876	$22,006

		CharterSM International Moderate Pro Forma
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$196,429	$10,735	$206,987	$—	$—	$2,405
AXA International Value Managed Volatility Portfolio (b)	272,738	14,379	286,941	—	—	3,100
AXA SmartBeta Equity Portfolio	146,966	37,442	23,565	168,079	3,223	1,294
EQ/Emerging Markets Equity PLUS Portfolio	185,262	46,355	11,567	210,375	1,688	595
EQ/Global Bond PLUS Portfolio	885,643	220,745	74,159	1,017,973	9,495	13,202
EQ/International Equity Index Portfolio	—	614,362	21,689	534,543	18,718	(214)
EQ/Low Volatility Global ETF Portfolio	143,107	36,399	23,456	164,877	3,955	19
EQ/MFS International Growth Portfolio	270,476	88,247	16,218	311,356	3,846	12,638
EQ/PIMCO Global Real Return Portfolio	552,287	166,146	35,621	697,272	33,539	73
EQ/Real Estate PLUS Portfolio	340,822	114,745	48,798	436,808	25,763	5,225

	$2,993,730	$1,349,555	$749,001	$3,541,283	$100,227	$38,337

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

7

The following are summaries of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

CharterSM International Conservative

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,416,018	$—	$—	$2,416,018
Investment Companies	392,717	1,583,022	—	1,975,739

Total Assets	$2,808,735	$1,583,022	$—	$4,391,757

Total Liabilities	$—	$—	$—	$—

Total	$2,808,735	$1,583,022	$—	$4,391,757

CharterSM International Moderate

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,381,407	$—	$—	$2,381,407
Investment Companies	427,886	1,958,261	—	2,386,147

Total Assets	$2,809,293	$1,958,261	$—	$4,767,554

Total Liabilities	$—	$—	$—	$—

Total	$2,809,293	$1,958,261	$—	$4,767,554

8

CharterSM International Moderate Pro Forma

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,797,425	$—	$—	$4,797,425
Investment Companies	820,603	3,541,283	—	4,361,886

Total Assets	$5,618,028	$3,541,283	$—	$9,159,311

Total Liabilities	$—	$—	$—	$—

Total	$5,618,028	$3,541,283	$—	$9,159,311

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Moderate Pro Forma
Investment security transactions for the year ended December 31, 2014 were as follows:
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$981,699	$1,566,680	$2,548,379
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$364,145	$551,347	$915,492

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,392	$29,547	$44,939
Aggregate gross unrealized depreciation	(251,371)	(271,916)	(523,287)

Net unrealized depreciation	$(235,979)	$(242,369)	$(478,348)

Federal income tax cost of investment	$4,627,736	$5,009,923	$9,637,659

9

AXA PREMIER VIP TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 2014

	CharterSM International Conservative	CharterSM International Moderate	Pro Forma Adjustments		TOTAL
Investments at Cost, Affiliated Issuers	$1,639,375	$2,033,962	$—		$3,673,337
Investments at Cost, Unaffiliated Issuers	2,992,309	2,982,202	—		5,974,511
ASSETS
Investments at Value, Affiliated Issuers	1,583,022	1,958,261	—		3,541,283
Investments at Value, Unaffiliated Issuers	2,808,735	2,809,293	—		5,618,028
Cash	33,714	48,130	—		81,844
Receivable from investment manager	7,908	7,876	—		15,784
Dividends, interest, and other receivables	645	1,019	—		1,664
Receivable from Separate Accounts for Trust shares sold	728	—	—		728
Receivable for securities sold	21	31	—		52
Other assets	17	16	—		33

Total assets	4,434,790	4,824,626	—		9,259,416

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	3	4,492	—		4,495
Distribution fees payable- Class IB	935	1,012	—		1,947
Payable for securities purchased	131	88	—		219
Trustees’ fees payable	103	112	—		215
Accrued expenses	54,490	48,685	—		103,175

Total liabilities	55,662	54,389	—		110,051

NET ASSETS	$4,379,128	$4,770,237	$—		$9,149,365

Net assets were comprised of:
Paid in capital	$4,610,444	$5,002,293	$—		$9,612,737
Accumulated undistributed net investment income (loss)	4,931	6,976	—		11,907
Accumulated undistributed net realized gain (loss) on investments	3,680	9,578	—		13,258
Net unrealized appreciation (depreciation) on investments	(239,927)	(248,610)	—		(488,537)

Net Assets	$4,379,128	$4,770,237	$—		$9,149,365

Class B Shares:
Net Assets	$4,379,128	$4,770,237	$—		$9,149,365
Shares outstanding	465,054	504,421	(1,990	)(a)	967,485
Net asset value, offering and redemption price per share	$9.42	$9.46			$9.46

(a)	reflects adjustment for retired shares of the acquired portfolio.

10

AXA PREMIER VIP TRUST

For the Year Ended December 31, 2014

	CharterSM International Conservative	CharterSM International Moderate	Pro Forma Adjustments		CharterSM International Moderate Combined Pro Forma
STATEMENT OF OPERATIONS
Dividend income received from Affiliates	$43,351	$56,876	$—		$100,227
INVESTMENT INCOME
Dividends	138,605	144,134	—		282,739
Interest	33	37	—		70

Total income	138,638	144,171	—		282,809

EXPENSES
Custodian fees	73,600	67,600	(73,600	)(a)	67,600
Professional fees	47,106	47,111	(47,107	)(a)	47,110
Administrative fees	37,216	37,368	(42,084	)(a)(b)	32,500
Offering costs	14,593	14,593	(29,186	)(c)	—
Distribution fees - Class B	10,666	11,126	—		21,792
Investment management fees	6,399	6,675	—		13,074
Printing and mailing expenses	954	1,000	—		1,954
Trustees’ fees	220	232	—		452
Miscellaneous	939	939	—		1,878

Gross expenses	191,693	186,644	(191,977)		186,360

Less: Waiver from investment manager	(43,615)	(44,043)	42,084	(d)	(45,574)
Reimbursement from investment manager	(120,348)	(113,677)	149,893	(d)	(84,132)

Net expenses	27,730	28,924	—		56,654

NET INVESTMENT INCOME (LOSS)	110,908	115,247	—		226,155

Realized gain (loss) from affiliates	2,501	3,503	—		6,004
Net distributions of realized gain (loss) from affiliates	13,830	18,503	—		32,333
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	5,061	6,084	—		11,145
Net distributions of realized gain received from Underlying Portfolios	17,080	22,162	—		39,242

Net realized gain (loss)	22,141	28,246	—		50,387

Change in unrealized appreciation (depreciation) from affiliates	(18,179)	(34,822)	—		(53,001)
Change in unrealized appreciation (depreciation) on Investments	(166,087)	(184,005)	—		(350,092)

Net change in unrealized appreciation (depreciation)	(166,087)	(184,005)	—		(350,092)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(143,946)	(155,759)	—		(299,705)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,038)	$(40,512)	$—		$(73,550)

(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of the contract rate.
(c)	Reflects adjustment due to Offering Costs having been fully amortized at the time of reorganization.
(d)	Reflects decrease in waiver due to expense adjustment.

11

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2014

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware Statutory Trust on October 2, 2001 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment with numerous portfolios.

On June 9, 2015, the Board of Trustees of the Trust approved the proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the CharterSM International Conservative Portfolio to the CharterSM International Moderate Portfolio, each a series of the Trust, and the assumption by the CharterSM International Moderate Portfolio of all of the liabilities of the CharterSM International Conservative Portfolio in exchange for shares of the Charter SM International Moderate Portfolio having an aggregate value equal to the net assets of the CharterSM International Conservative Portfolio, the distribution of the CharterSM International Moderate Portfolio shares to the CharterSM International Conservative Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the CharterSM International Conservative Portfolio.

The CharterSM International Conservative Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM International Moderate Portfolio’s annual contractual management fee rate equals 0.150% of average daily net. The Reorganization Plan is subject to shareholder approval of the CharterSM International Conservative Portfolio. A special meeting of these shareholders will be held on or about September 17, 2015.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2014. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the CharterSM International Conservative Portfolio, and the CharterSM International Moderate Portfolio at December 31, 2014. The unaudited pro forma combined statement of operations reflects the results of operations of the Charter SM International Moderate Portfolio as if it had acquired the CharterSM International Conservative Portfolio at the beginning of the year ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the CharterSM International Moderate Portfolio for pre-combination periods will not be restated.

12

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant policies as detailed in the historical financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Following the Reorganization, the CharterSM International Moderate Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies.” The legal survivor normally is considered the accounting survivor of the reorganization. In this case, the CharterSM International Moderate Portfolio is the legal survivor. Other criteria include:

a.)

Portfolio Management – The merged entity will be managed by the Manager, Adviser and portfolio managers to the CharterSM International Moderate Portfolio in a manner consistent with the CharterSM International Moderate Portfolio’s current management style.

b.)	Portfolio Composition – The merged entity’s investments are anticipated to be composed of a majority of securities currently held by the CharterSM International Moderate Portfolio.

c.)

Investment Objective, Policies and Restrictions – The merged entity’s investment objective, policies and fundamental and non-fundamental investment restrictions will be the same as the CharterSM International Moderate Portfolio’s current investment objective, policies and fundamental and non-fundamental investment restrictions.

d.)

Expense Structure and Expense Ratios – The merged entity’s expense structure will be the same as that of the CharterSM International Moderate Portfolio. The expense ratio of the merged entity will closely resemble that of the CharterSM International Moderate Portfolio and will be higher than that of the CharterSM International Conservative Portfolio.

e.)	Asset Size – The CharterSM International Moderate Portfolio is larger than the CharterSM Alternative 100 Growth; and it will be the dominant portion of the merged entity.

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class B, and additional common shares of beneficial interest issued for Class B, respectively in connection with the proposed acquisition of the CharterSM International Conservative Portfolio by the CharterSM International Moderate Portfolio as of December 31, 2014. The number of shares retired and additional

13

shares issued were calculated based on the net assets of the CharterSM International Conservative Portfolio and net asset value per share of the CharterSM International Moderate Portfolio at December 31, 2014.

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, State and local income tax provision is required.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the CharterSM International Moderate Portfolio’s shares as if the merger had taken place on December 31, 2014. FMG LLC will bear the expenses of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting) which are estimated to be approximately $19,000.

14

AXA PREMIER VIP TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2014

	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	15,457	10,333	25,790	165,383	110,557	275,940
EQ/Emerging Markets Equity PLUS Portfolio‡	21,452	15,195	36,647	194,217	137,573	331,790
EQ/Global Bond PLUS Portfolio‡	20,592	47,819	68,411	190,344	442,031	632,375
EQ/International Equity Index Portfolio‡	58,868	39,446	98,314	519,272	347,955	867,227
EQ/Low Volatility Global ETF Portfolio‡	15,639	10,447	26,086	162,818	108,763	271,581
EQ/MFS International Growth Portfolio‡	48,773	31,098	79,871	324,436	206,865	531,301
EQ/PIMCO Global Real Return Portfolio‡	13,644	31,352	44,996	131,933	303,169	435,102
EQ/Real Estate PLUS Portfolio‡	54,662	28,818	83,480	571,598	301,348	872,946
iShares® Emerging Markets Infrastructure ETF	910	580	1,490	29,520	18,815	48,335
iShares® Global ex USD High Yield Corporate Bond ETF	4,690	10,850	15,540	237,971	550,528	788,499
iShares® Global Infrastructure ETF	3,450	1,860	5,310	145,418	78,399	223,817
iShares® International Select Dividend ETF	14,840	9,830	24,670	499,959	331,173	831,132
iShares® International Treasury Bond ETF	730	1,680	2,410	70,649	162,590	233,239

15

	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
iShares® JP Morgan USD Emerging Markets Bond ETF	2,180	4,780	6,960	239,168	524,414	763,582
iShares® MSCI EAFE Small-Cap ETF	4,350	2,490	6,840	203,189	116,308	319,497
iShares® MSCI Frontier 100 ETF	740	220	960	22,792	6,776	29,568
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	7,020	5,431	12,451	134,507	104,059	238,566
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2,983	5,833	8,816	29,498	57,685	87,183
PowerShares DB G10 Currency Harvest Fund*	7,300	3,840	11,140	186,442	98,074	284,516
PowerShares Global Short Term High Yield Bond Portfolio	1,910	4,230	6,140	44,656	98,897	143,553
SPDR® DB International Government Inflation-Protected Bond ETF	2,340	5,170	7,510	133,263	294,432	427,695
SPDR® S&P Emerging Markets SmallCap ETF	880	820	1,700	39,019	36,359	75,378
Templeton Emerging Markets Small Cap, Advisor Class	9,619	5,478	15,097	118,697	67,598	186,295
Templeton Global Smaller Companies, Advisor Class	11,955	9,465	21,420	103,413	81,870	185,283
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	5,303	14,177	19,480	43,645	116,674	160,319

16

	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
Vanguard Short-Term Inflation-Protected Securities ETF	410	1,340	1,750	19,778	64,642	84,420
Total Investment (100.1%) (Cost $9,802,106)				4,561,585	4,767,554	9,329,139
Other Assets Less Liabilities (0.1%)				(2,348)	2,683	335

Net Assets (100%)				4,559,237	4,770,237	9,329,474

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

			CharterSM International Growth
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$184,977	$9,003	$193,817	$—	$—	$2,230
AXA International Value Managed Volatility Portfolio (b)	280,354	14,104	294,283	—	—	3,179
AXA SmartBeta Equity Portfolio	142,532	37,361	21,596	165,383	3,190	1,251
EQ/Emerging Markets Equity PLUS Portfolio	173,380	44,729	15,120	194,217	1,569	496
EQ/Global Bond PLUS Portfolio	176,009	52,022	35,081	190,344	1,782	2,612
EQ/International Equity Index Portfolio	—	614,759	37,292	519,272	18,288	(710)
EQ/Low Volatility Global ETF Portfolio	138,783	36,928	21,534	162,818	3,929	141
EQ/MFS International Growth Portfolio	278,029	102,959	23,469	324,436	4,031	13,165
EQ/PIMCO Global Real Return Portfolio	104,684	33,682	9,311	131,933	6,374	55
EQ/Real Estate PLUS Portfolio	456,808	153,628	79,414	571,598	33,902	7,115

	$1,935,556	$1,099,175	$730,917	$2,260,001	$73,065	$29,534

17

			CharterSM International Moderate
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$125,905	$9,307	$135,100	$—	$—	$1,595
AXA International Value Managed Volatility Portfolio (b)	172,369	12,284	184,546	—	—	2,021
AXA SmartBeta Equity Portfolio	94,047	27,421	15,653	110,557	2,115	807
EQ/Emerging Markets Equity PLUS Portfolio	117,291	34,184	7,571	137,573	1,101	383
EQ/Global Bond PLUS Portfolio	373,667	118,876	44,213	442,031	4,103	5,732
EQ/International Equity Index Portfolio	—	399,536	13,639	347,955	12,151	(158)
EQ/Low Volatility Global ETF Portfolio	91,575	27,132	15,722	108,763	2,602	(39)
EQ/MFS International Growth Portfolio	170,940	66,831	10,638	206,865	2,549	8,341
EQ/PIMCO Global Real Return Portfolio	229,804	83,715	16,138	303,169	14,520	(5)
EQ/Real Estate PLUS Portfolio	225,393	85,962	29,936	301,348	17,735	3,329

	1,600,991	865,248	473,156	1,958,261	56,876	22,006

		CharterSM International Moderate Combined Pro Forma
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$310,882	$18,310	$328,917	$—	$—	$3,825
AXA International Value Managed Volatility Portfolio (b)	452,723	26,388	478,829	—	—	5,200
AXA SmartBeta Equity Portfolio	236,579	64,782	37,249	275,940	5,305	2,058
EQ/Emerging Markets Equity PLUS Portfolio	290,671	78,913	22,691	331,790	2,670	879
EQ/Global Bond PLUS Portfolio	549,676	170,898	79,294	632,375	5,885	8,344
EQ/International Equity Index Portfolio	—	1,014,295	50,931	867,227	30,439	(868)
EQ/Low Volatility Global ETF Portfolio	230,358	64,060	37,256	271,581	6,531	102
EQ/MFS International Growth Portfolio	448,969	169,790	34,107	531,301	6,580	21,506
EQ/PIMCO Global Real Return Portfolio	334,488	117,397	25,449	435,102	20,894	50
EQ/Real Estate PLUS Portfolio	682,201	239,590	109,350	872,946	51,637	10,444

	$3,536,547	$1,964,423	$1,204,073	$4,218,262	$129,941	$51,540

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

18

(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

CharterSM International Growth

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,871,824	$—	$—	$1,871,824
Investment Companies	429,760	2,260,001	—	2,689,761

Total Assets	$2,301,584	$2,260,001	$—	$4,561,585

Total Liabilities	$—	$—	$—	$—

Total	$2,301,584	$2,260,001	$—	$4,561,585

CharterSM International Moderate

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,381,407	$—	$—	$2,381,407
Investment Companies	427,886	1,958,261	—	2,386,147

Total Assets	$2,809,293	$1,958,261	$—	$4,767,554

Total Liabilities	$—	$—	$—	$—

Total	$2,809,293	$1,958,261	$—	$4,767,554

19

CharterSM International Moderate Combined Pro Forma

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,253,231	$—	$—	$4,253,231
Investment Companies	857,646	4,218,262	—	5,075,908

Total Assets	$5,110,877	$4,218,262	$—	$9,329,139

Total Liabilities	$—	$—	$—	$—

Total	$5,110,877	$4,218,262	$—	$9,329,139

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma
Investment security transactions for the year ended December 31, 2014 were as follows:
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,638,314	$1,566,680	$3,204,994
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$853,835	$551,347	$1,405,182

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,078	$29,547	$78,625
Aggregate gross unrealized depreciation	(262,566)	(271,916)	(534,482)

Net unrealized depreciation	$(213,488)	$(242,369)	$(455,857)

Federal income tax cost of investments	$4,775,073	$5,009,923	$9,784,996

20

AXA PREMIER VIP TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 2014

	CharterSM International Growth	CharterSM International Moderate	Pro Forma Adjustment		CharterSM International Moderate Combined Pro Forma
Investments at Cost, Affiliated Issuers	$2,353,643	$2,033,962	$—		$4,387,605
Investments at Cost, Unaffiliated Issuers	2,432,299	2,982,202	—		5,414,501
ASSETS
Investments at Value, Affiliated Issuers	2,260,001	1,958,261	—		4,218,262
Investments at Value, Unaffiliated Issuers	2,301,584	2,809,293	—		5,110,877
Cash	38,389	48,130	—		86,519
Receivable from investment manager	13,770	7,876	—		21,646
Dividends, interest, and other receivables	929	1,019	—		1,948
Receivable for securities sold	31	31	—		62
Other assets	16	16	—		32

Total assets	4,614,720	4,824,626	—		9,439,346

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	19	4,492	—		4,511
Distribution fees payable-Class IB	971	1,012	—		1,983
Trustees’ fees payable	111	112	—		223
Payable for securities purchased	42	88	—		130
Accrued expenses	54,340	48,685	—		103,025

Total liabilities	55,483	54,389	—		109,872

NET ASSETS	$4,559,237	$4,770,237	$—		$9,329,474

Net assets were comprised of:
Paid in capital	$4,756,225	$5,002,293	—		$9,758,518
Accumulated undistributed net investment income (loss)	9,923	6,976	—		16,899
Accumulated undistributed net realized gain (loss) on investments	17,446	9,578	—		27,024
Net unrealized appreciation (depreciation) on investments	(224,357)	(248,610)	—		(472,967)

Net Assets	$4,559,237	$4,770,237	$—		$9,329,474

Class B Shares:
Net Assets	$4,559,237.00	$4,770,237.00	$—		$9,329,474
Shares outstanding	478,729	504,421	3,380	(a)	986,530
Net asset value, offering and redemption price per share	$9.52	$9.46			$9.46

(a)	Reflects adjustment for additional shares issued of the Acquired Portfolio.

21

AXA PREMIER VIP TRUST

For the Year Ended December 31, 2014

	CharterSM International Growth	CharterSM International Moderate	Pro Forma Adjustment		CharterSM International Moderate Combined Pro Forma
STATEMENT OF OPERATIONS
Dividend income received from Affiliates	$73,065	$56,876	$—		$129,941
INVESTMENT INCOME
Dividends	141,695	144,134	—		285,829
Interest	35	37	—		72

Total income	141,730	144,171	—		285,901

EXPENSES
Custodian fees	69,600	67,600	(69,600	)(a)	67,600
Professional fees	47,110	47,111	(47,110	)(a)	47,111
Administrative fees	37,465	37,368	(42,333	)(a)(b)	32,500
Offering costs	14,593	14,593	(29,186	)(c)	—
Distribution fees-Class IB	11,197	11,126	—		22,323
Investment management fees	6,718	6,675	—		13,393
Printing and mailing expenses	999	1,000	—		1,999
Trustees’ fees	234	232	—		466
Miscellaneous	940	939	—		1,879

Gross expenses	188,856	186,644	(188,229)		187,271

Less: Waiver from investment manager	(44,183)	(44,043)	42,333	(d)	(45,893)
Reimbursement from investment manager	(115,564)	(113,677)	145,896	(d)	(83,345)

Net expenses	29,109	28,924	—		58,033

NET INVESTMENT INCOME (LOSS)	112,621	115,247	—		227,868

Realized gain (loss) from affiliates	5,633	3,503	—		9,136
Net distributions of realized gain (loss) from affiliates	23,901	18,503	—		42,404
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	7,191	6,084	—		13,275
Net distributions of realized gain received from Underlying Portfolios	28,948	22,162	—		51,110

Net realized gain (loss)	36,139	28,246	—		64,385

Change in unrealized appreciation (depreciation) from affiliates	(43,813)	(34,822)	—		(78,635)
Change in unrealized appreciation (depreciation) on:
Investments	(168,236)	(184,005)	—		(352,241)

Net change in unrealized appreciation (depreciation)	(168,236)	(184,005)	—		(352,241)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(132,097)	(155,759)	—		(287,856)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,476)	$(40,512)	$—		$(59,988)

(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of the contract rate.
(c)	Reflects adjustment due to Offering Costs having been fully amortized at the time of reorganization.
(d)	Reflects decrease in waiver due to expense adjustment.

22

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2014

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware Statutory Trust on October 2, 2001 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment with numerous portfolios.

On June 9, 2015, the Board of Trustees of the Trust approved the proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the CharterSM International Growth Portfolio to the CharterSM International Moderate Portfolio, each a series of the Trust, and the assumption by the CharterSM International Moderate Portfolio of all of the liabilities of the CharterSM International Growth Portfolio in exchange for shares of the CharterSM International Moderate Portfolio having an aggregate value equal to the net assets of the CharterSM International Growth Portfolio, the distribution of the CharterSM International Moderate Portfolio shares to the CharterSM International Growth Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the CharterSM International Growth Portfolio.

The CharterSM International Growth Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM International Moderate Portfolio’s annual contractual management fee rate equals 0.150% of average daily net. The Reorganization Plan is subject to shareholder approval of the CharterSM International Growth Portfolio. A special meeting of these shareholders will be held on or about September 17, 2015.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2014. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the CharterSM International Growth Portfolio, and the CharterSM International Moderate Portfolio at December 31, 2014. The unaudited pro forma combined statement of operations reflects the results of operations of the CharterSM International Moderate Portfolio as if it had acquired the CharterSM International Growth Portfolio at the beginning of the year ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio in accordance with United States

23

of America generally accepted accounting principles (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the CharterSM International Moderate Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant policies as detailed in the historical financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Following the Reorganization, the CharterSM International Moderate Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies.” The legal survivor normally is considered the accounting survivor of the reorganization. In this case, the CharterSM International Moderate Portfolio is the legal survivor. Other criteria include:

a.)

Portfolio Management – The merged entity will be managed by the Manager, Adviser and portfolio managers to the CharterSM International Moderate Portfolio in a manner consistent with the CharterSM International Moderate Portfolio’s current management style.

b.)	Portfolio Composition – The merged entity’s investments are anticipated to be composed of a majority of securities currently held by the CharterSM International Moderate Portfolio.

c.)

Investment Objective, Policies and Restrictions – The merged entity’s investment objective, policies and fundamental and non-fundamental investment restrictions will be the same as the CharterSM International Moderate Portfolio’s current investment objective, policies and fundamental and non-fundamental investment restrictions.

d.)

Expense Structure and Expense Ratios – The merged entity’s expense structure will be the same as that of the CharterSM International Moderate Portfolio. The expense ratio of the merged entity will closely resemble that of the CharterSM International Moderate Portfolio and will be lower than that of the CharterSM International Growth Portfolio.

e.)	Asset Size – The CharterSM International Moderate Portfolio is larger than the CharterSM Alternative 100 Growth; and it will be the dominant portion of the merged entity.

24

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class B, and additional common shares of beneficial interest issued for Class B, respectively in connection with the proposed acquisition of the CharterSM International Growth Portfolio by the CharterSM International Moderate Portfolio as of December 31, 2014. The number of shares retired and additional shares issued were calculated based on the net assets of the CharterSM International Growth Portfolio and net asset value per share of the CharterSM International Moderate Portfolio at December 31, 2014.

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, State and local income tax provision is required.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the CharterSM International Moderate Portfolio’s shares as if the merger had taken place on December 31, 2014. FMG LLC will bear the expenses of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting) which are estimated to be approximately $19,000.

25

AXA PREMIER VIP TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2014

	CharterSM Inter- national Conservative	CharterSM Inter- national Growth	CharterSM Inter- national Moderate	CharterSM Inter- national Moderate Combined Pro Forma	CharterSM Inter- national Conse- rvative	CharterSM Inter- national Growth	CharterSM Inter- national Moderate	CharterSM Inter- national Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)	Value ($)
INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,376	15,457	10,333	31,166	57,522	165,383	110,557	333,462
EQ/Emerging Markets Equity PLUS Portfolio‡	8,041	21,452	15,195	44,688	72,802	194,217	137,573	404,592
EQ/Global Bond PLUS Portfolio‡	62,306	20,592	47,819	130,717	575,942	190,344	442,031	1,208,317
EQ/International Equity Index Portfolio‡	21,153	58,868	39,446	119,467	186,588	519,272	347,955	1,053,815
EQ/Low Volatility Global ETF Portfolio‡	5,390	15,639	10,447	31,476	56,114	162,818	108,763	327,695
EQ/MFS International Growth Portfolio‡	15,708	48,773	31,098	95,579	104,491	324,436	206,865	635,792
EQ/PIMCO Global Real Return Portfolio‡	40,756	13,644	31,352	85,752	394,103	131,933	303,169	829,205
EQ/Real Estate PLUS Portfolio‡	12,954	54,662	28,818	96,434	135,460	571,598	301,348	1,008,406
iShares® Emerging Markets Infrastructure ETF	190	910	580	1,680	6,164	29,520	18,815	54,499
iShares® Global ex USD High Yield Corporate Bond ETF	13,540	4,690	10,850	29,080	687,019	237,971	550,528	1,475,518
iShares® Global Infrastructure ETF	1,010	3,450	1,860	6,320	42,572	145,418	78,399	266,389
iShares® International Select Dividend ETF	5,020	14,840	9,830	29,690	169,124	499,959	331,173	1,000,256
iShares® International Treasury Bond ETF	1,880	730	1,680	4,290	181,946	70,649	162,590	415,185
iShares® JP Morgan USD Emerging Markets Bond ETF	6,040	2,180	4,780	13,000	662,648	239,168	524,414	1,426,230
iShares® MSCI EAFE Small-Cap ETF	820	4,350	2,490	7,660	38,302	203,189	116,308	357,799
iShares® MSCI Frontier 100 ETF	170	740	220	1,130	5,236	22,792	6,776	34,804
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	2,820	7,020	5,431	15,271	54,022	134,507	104,059	292,588
PIMCO Foreign Bond Fund Unhedged, Institutional Class	8,345	2,983	5,833	17,161	82,530	29,498	57,685	169,713
PowerShares DB G10 Currency Harvest Fund*	1,800	7,300	3,840	12,940	45,972	186,442	98,074	330,488
PowerShares Global Short Term High Yield Bond Portfolio	5,380	1,910	4,230	11,520	125,784	44,656	98,897	269,337
SPDR® DB International Government Inflation-Protected Bond ETF	6,370	2,340	5,170	13,880	362,772	133,263	294,432	790,467
SPDR® S&P Emerging Markets SmallCap ETF	320	880	820	2,020	14,189	39,019	36,359	89,567
Templeton Emerging Markets Small Cap, Advisor Class	3,182	9,619	5,478	18,279	39,262	118,697	67,598	225,557

26

	CharterSM Inter- national Conservative	CharterSM Inter- national Growth	CharterSM Inter- national Moderate	CharterSM Inter- national Moderate Combined Pro Forma	CharterSM Inter- national Conse- rvative	CharterSM Inter- national Growth	CharterSM Inter- national Moderate	CharterSM Inter- national Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)	Value ($)
Templeton Global Smaller Companies, Advisor Class	8,069	11,955	9,465	29,489	69,801	103,413	81,870	255,084
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	17,874	5,303	14,177	37,354	147,102	43,645	116,674	307,421
Vanguard Short-Term Inflation-Protected Securities ETF	1,540	410	1,340	3,290	74,290	19,778	64,642	158,710
Total Investment (100.1%) (Cost $14,433,790)					4,391,757	4,561,585	4,767,554	13,720,896
Other Assets Less Liabilities (0.1%)					(12,629)	(2,348)	2,683	(12,294)

Net Assets (100%)					4,379,128	4,559,237	4,770,237	13,708,602

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

			CharterSM International Conservative
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†

AXA International Core Managed Volatility Portfolio (a)	$70,524	$1,428	$71,887	$—	$—	$810
AXA International Value Managed Volatility Portfolio (b)	100,369	2,095	102,395	—	—	1,079
AXA SmartBeta Equity Portfolio	52,919	10,021	7,912	57,522	1,108	487
EQ/Emerging Markets Equity PLUS Portfolio	67,971	12,171	3,996	72,802	587	212
EQ/Global Bond PLUS Portfolio	511,976	101,869	29,946	575,942	5,392	7,470
EQ/International Equity Index Portfolio	—	214,826	8,050	186,588	6,567	(56)
EQ/Low Volatility Global ETF Portfolio	51,532	9,267	7,734	56,114	1,353	58
EQ/MFS International Growth Portfolio	99,536	21,416	5,580	104,491	1,297	4,297
EQ/PIMCO Global Real Return Portfolio	322,483	82,431	19,483	394,103	19,019	78
EQ/Real Estate PLUS Portfolio	115,429	28,783	18,862	135,460	8,028	1,896

	$1,392,739	$484,307	$275,845	$1,583,022	$43,351	$16,331

27

			CharterSM International Growth
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†

AXA International Core Managed Volatility Portfolio (a)	$184,977	$9,003	$193,817	$—	$—	$2,230
AXA International Value Managed Volatility Portfolio (b)	280,354	14,104	294,283	—	—	3,179
AXA SmartBeta Equity Portfolio	142,532	37,361	21,596	165,383	3,190	1,251
EQ/Emerging Markets Equity PLUS Portfolio	173,380	44,729	15,120	194,217	1,569	496
EQ/Global Bond PLUS Portfolio	176,009	52,022	35,081	190,344	1,782	2,612
EQ/International Equity Index Portfolio	—	614,759	37,292	519,272	18,288	(710)
EQ/Low Volatility Global ETF Portfolio	138,783	36,928	21,534	162,818	3,929	141
EQ/MFS International Growth Portfolio	278,029	102,959	23,469	324,436	4,031	13,165
EQ/PIMCO Global Real Return Portfolio	104,684	33,682	9,311	131,933	6,374	55
EQ/Real Estate PLUS Portfolio	456,808	153,628	79,414	571,598	33,902	7,115

	$1,935,556	$1,099,175	$730,917	$2,260,001	$73,065	$29,534

			CharterSM International Moderate
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†

AXA International Core Managed Volatility Portfolio (a)	$125,905	$9,307	$135,100	$—	$—	$1,595
AXA International Value Managed Volatility Portfolio (b)	172,369	12,284	184,546	—	—	2,021
AXA SmartBeta Equity Portfolio	94,047	27,421	15,653	110,557	2,115	807
EQ/Emerging Markets Equity PLUS Portfolio	117,291	34,184	7,571	137,573	1,101	383
EQ/Global Bond PLUS Portfolio	373,667	118,876	44,213	442,031	4,103	5,732
EQ/International Equity Index Portfolio	—	399,536	13,639	347,955	12,151	(158)
EQ/Low Volatility Global ETF Portfolio	91,575	27,132	15,722	108,763	2,602	(39)
EQ/MFS International Growth Portfolio	170,940	66,831	10,638	206,865	2,549	8,341
EQ/PIMCO Global Real Return Portfolio	229,804	83,715	16,138	303,169	14,520	(5)
EQ/Real Estate PLUS Portfolio	225,393	85,962	29,936	301,348	17,735	3,329

	$1,600,991	$865,248	$473,156	$1,958,261	$56,876	$22,006

28

		CharterSM International Moderate Combined Pro Forma
Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†

AXA International Core Managed Volatility Portfolio (a)	$381,406	$19,738	$400,804	$—	$—	$4,635
AXA International Value Managed Volatility Portfolio (b)	553,092	28,483	581,224	—	—	6,279
AXA SmartBeta Equity Portfolio	289,498	74,803	45,161	333,462	6,413	2,545
EQ/Emerging Markets Equity PLUS Portfolio	358,642	91,084	26,687	404,592	3,257	1,091
EQ/Global Bond PLUS Portfolio	1,061,652	272,767	109,240	1,208,317	11,277	15,814
EQ/International Equity Index Portfolio	—	1,229,121	58,981	1,053,815	37,006	(924)
EQ/Low Volatility Global ETF Portfolio	281,890	73,327	44,990	327,695	7,884	160
EQ/MFS International Growth Portfolio	548,505	191,206	39,687	635,792	7,877	25,803
EQ/PIMCO Global Real Return Portfolio	656,971	199,828	44,932	829,205	39,913	128
EQ/Real Estate PLUS Portfolio	797,630	268,373	128,212	1,008,406	59,665	12,340

	$4,929,286	$2,448,730	$1,479,918	$5,801,284	$173,292	$67,871

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

The following are summaries of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

CharterSM International Conservative

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,416,018	$—	$—	$2,416,018
Investment Companies	392,717	1,583,022	—	1,975,739

Total Assets	$2,808,735	$1,583,022	$—	$4,391,757

Total Liabilities	$—	$—	$—	$—

Total	$2,808,735	$1,583,022	$—	$4,391,757

CharterSM International Growth

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,871,824	$—	$—	$1,871,824
Investment Companies	429,760	2,260,001	—	2,689,761

Total Assets	$2,301,584	$2,260,001	$—	$4,561,585

Total Liabilities	$—	$—	$—	$—

Total	$2,301,584	$2,260,001	$—	$4,561,585

30

CharterSM International Moderate

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total

Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,381,407	$—	$—	$2,381,407
Investment Companies	427,886	1,958,261	—	2,386,147

Total Assets	$2,809,293	$1,958,261	$—	$4,767,554

Total Liabilities	$—	$—	$—	$—

Total	$2,809,293	$1,958,261	$—	$4,767,554

CharterSM International Moderate Combined Pro Forma

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,669,249	$—	$—	$6,669,249
Investment Companies	1,250,363	5,801,284	—	7,051,647

Total Assets	$7,919,612	$5,801,284	$—	$13,720,896

Total Liabilities	$—	$—	$—	$—

Total	$7,919,612	$5,801,284	$—	$13,720,896

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

31

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

	CharterSM International Conservative	CharterSM International Growth	CharterSM International Moderate	CharterSM International Moderate Combined Pro Forma
Investment security transactions for the year ended December 31, 2014 were as follows:
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$981,699	$1,638,314	$1,566,680	$4,186,693
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$364,145	$853,835	$551,347	$1,769,327

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,392	$49,078	$29,547	$94,017
Aggregate gross unrealized depreciation	(251,371)	(262,566)	(271,916)	(785,853)

Net unrealized depreciation	$(235,979)	$(213,488)	$(242,369)	$(691,836)

Federal income tax cost of investments	$4,627,736	$4,775,073	$5,009,923	$14,412,732

32

AXA PREMIER VIP TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 2014

	CharterSM International Conservative	CharterSM International Growth	CharterSM International Moderate	Pro Forma Adjustment	CharterSM International Moderate Combined Pro Forma
Investments at Cost, Affiliated Issuers	$1,639,375	$2,353,643	$2,033,962	$—	$6,026,980
Investments at Cost, Unaffiliated Issuers	2,992,309	2,432,299	2,982,202	—	8,406,810
ASSETS
Investments at Value, Affiliated Issuers	1,583,022	2,260,001	1,958,261	—	5,801,284
Investments at Value, Unaffiliated Issuers	2,808,735	2,301,584	2,809,293	—	7,919,612
Cash	33,714	38,389	48,130	—	120,233
Receivable from investment manager	7,908	13,770	7,876	—	29,554
Dividends, interest, and other receivables	645	929	1,019	—	2,593
Receivable from Separate Accounts for Trust shares sold	728	—	—	—	728
Receivable for securities sold	21	31	31	—	83
Other assets	17	16	16	—	49

Total assets	4,434,790	4,614,720	4,824,626	—	13,874,136

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	3	19	4,492	—	4,514
Distribution fees payable- Class B	935	971	1,012	—	2,918
Trustees’ fees payable	103	111	112	—	326
Payable for securities purchased	131	42	88	—	261
Accrued expenses	54,490	54,340	48,685	—	157,515

Total liabilities	55,662	55,483	54,389	—	165,534

NET ASSETS	$4,379,128	$4,559,237	$4,770,237	$—	$13,708,602

33

	CharterSM International Conservative	CharterSM International Growth	CharterSM International Moderate	Pro Forma Adjustment		CharterSM International Moderate Combined Pro Forma
Net assets were comprised of:
Paid in capital	$4,610,444	$4,756,225	$5,002,293	$—		$14,368,962
Accumulated undistributed net investment income (loss)	4,931	9,923	6,976	—		21,830
Accumulated undistributed net realized gain (loss) on investments	3,680	17,446	9,578	—		30,704
Net unrealized appreciaiton (depreciation) on investments	(239,927)	(224,357)	(248,610)	—		(712,894)

Net Assets	$4,379,128	$4,559,237	$4,770,237	$—		$13,708,602

Class B Shares:
Net Assets	$4,379,128	$4,559,237	$4,770,237	$—		$13,708,602
Shares outstanding	465,054	478,729	504,421	1,390	(a)	1,449,594
Net asset value, offering and redemption price per share	$9.42	$9.52	$9.46			$9.46

(a)	reflects adjustment for additional shares issued of the acquiring portfolio.

34

AXA PREMIER VIP TRUST

For the Year Ended December 31, 2014

	CharterSM International Conservative	CharterSM International Growth	CharterSM International Moderate	Pro Forma Adjustment		CharterSM International Moderate Combined Pro Forma
STATEMENT OF OPERATIONS
Dividend income received from Affiliates	$43,351	$73,065	$56,876	$—		$173,292
INVESTMENT INCOME						—
Dividends	138,605	141,695	144,134	—		424,434
Interest	33	35	37	—		105

Total income	138,638	141,730	144,171	—		424,539

EXPENSES
Custodian fees	73,600	69,600	67,600	(143,200	)(a)	67,600
Professional fees	47,106	47,110	47,111	(94,216	)(a)	47,111
Administrative fees	37,216	37,465	37,368	(79,549	)(a)(b)	32,500
Offering costs	14,593	14,593	14,593	(43,779	)(c)	—
Distribution fees - Class B	10,666	11,197	11,126	—		32,989
Investment management fees	6,399	6,718	6,675	—		19,792
Printing and mailing expenses	954	999	1,000	—		2,953
Trustees’ fees	220	234	232	—		686
Miscellaneous	939	940	939	—		2,818

Gross expenses	191,693	188,856	186,644	(360,744)		206,449

Less: Waiver from investment manager	(43,615)	(44,183)	(44,043)	79,549	(d)	(52,292)
Reimbursement from investment manager	(120,348)	(115,564)	(113,677)	281,195	(d)	(68,394)

Net expenses	27,730	29,109	28,924	—		85,763

NET INVESTMENT INCOME (LOSS)	110,908	112,621	115,247	—		338,776

Realized gain (loss) from affiliates	2,501	5,633	3,503	—		11,637
Net distributions of realized gain (loss) from affiliates	13,830	23,901	18,503	—		56,234
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on
Investments	5,061	7,191	6,084	—		18,336

35

	CharterSM International Conservative	CharterSM International Growth	CharterSM International Moderate	Pro Forma Adjustment	CharterSM International Moderate Combined Pro Forma
Net distributions of realized gain received from Underlying Portfolios	$17,080	$28,948	$22,162	$—	$68,190

Net realized gain (loss)	22,141	36,139	28,246	—	86,526

Change in unrealized appreciation (depreciation) from affiliates	(18,179)	(43,813)	(34,822)	—	(96,814)
Change in unrealized appreciation (depreciation) on Investments	(166,087)	(168,236)	(184,005)	—	(518,328)
Net change in unrealized appreciation (depreciation)	(166,087)	(168,236)	(184,005)	—	(518,328)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(143,946)	(132,097)	(155,759)	—	(431,802)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,038)	$(19,476)	$(40,512)	$—	$(93,026)

(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of the contract rate.
(c)	Reflects adjustment due to Offering Costs having been fully amortized at the time of reorganization.
(d)	Reflects decrease in waiver due to expense adjustment.

36

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2014

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware Statutory Trust on October 2, 2001 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment with numerous portfolios.

On June 9, 2015, the Board of Trustees of the Trust approved the proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio to the CharterSM International Moderate Portfolio, each a series of the Trust, and the assumption by the CharterSM International Moderate Portfolio of all of the liabilities of the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio in exchange for shares of the CharterSM International Moderate Portfolio having an aggregate value equal to the net assets of the CharterSM International Conservative Portfolio, the distribution of the CharterSM International Moderate Portfolio shares to the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio.

The CharterSM International Conservative Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM International Growth Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM International Moderate Portfolio’s annual contractual management fee rate equals 0.150% of average daily net. The Reorganization Plan is subject to shareholder approval of the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio, respectively. A special meeting of these shareholders will be held on or about September 17, 2015.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2014. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the CharterSM International Conservative Portfolio, the CharterSM International Growth Portfolio, and the CharterSM International Moderate Portfolio at December 31, 2014. The unaudited pro forma combined statement of operations reflects the results of operations of the CharterSM International Moderate Portfolio as if it had acquired each

37

of the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio at the beginning of the year ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the CharterSM International Moderate Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant policies as detailed in the historical financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Following the Reorganization, the CharterSM International Moderate Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies.” The legal survivor normally is considered the accounting survivor of the reorganization. In this case, the CharterSM International Moderate Portfolio is the legal survivor. Other criteria include:

a.)

Portfolio Management – The merged entity will be managed by the Manager, Adviser and portfolio managers to the CharterSM International Moderate Portfolio in a manner consistent with the CharterSM International Moderate Portfolio’s current management style.

b.)	Portfolio Composition – The merged entity’s investments are anticipated to be composed of a majority of securities currently held by the CharterSM International Moderate Portfolio.

c.)

Investment Objective, Policies and Restrictions – The merged entity’s investment objective, policies and fundamental and non-fundamental investment restrictions will be the same as the CharterSM International Moderate Portfolio’s current investment objective, policies and fundamental and non-fundamental investment restrictions.

d.)

Expense Structure and Expense Ratios – The merged entity’s expense structure will be the same as that of the CharterSM International Moderate Portfolio. The expense ratio of the merged entity will closely resemble that of the CharterSM International Moderate Portfolio and will be higher than that of the CharterSM International Conservative Portfolio and lower as that of the CharterSM International Growth Portfolio.

38

e.)

Asset Size – The CharterSM International Moderate Portfolio is larger than the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio; and it will be the dominant portion of the merged entity.

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class B, and additional common shares of beneficial interest issued for Class B, respectively in connection with the proposed acquisition of the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio by the CharterSM International Moderate Portfolio as of December 31, 2014. The number of shares retired and additional shares issued were calculated based on the net assets of the CharterSM International Conservative Portfolio and the CharterSM International Growth Portfolio and net asset value per share of the CharterSM International Moderate Portfolio at December 31, 2014.

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, State and local income tax provision is required.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the CharterSM International Moderate Portfolio’s shares as if the merger had taken place on December 31, 2014. FMG LLC will bear the expenses of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting) which are estimated to be approximately $38,000.

39

AXA PREMIER VIP TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2014

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,357	27,610	40,967	141,988	293,499	435,487
BlackRock Global Long/Short Credit Fund, Institutional Class	20,701	26,721	47,422	214,668	277,096	491,764
Blackstone/GSO Long-Short Credit Income Fund	1,843	—	1,843	28,622	—	28,622
EQ/Convertible Securities Portfolio‡	77,911	74,232	152,143	831,281	792,031	1,623,312
EQ/Energy ETF Portfolio‡	20,354	46,616	66,970	168,845	386,700	555,545
EQ/GAMCO Mergers and Acquisitions Portfolio‡	116,991	111,899	228,890	1,523,108	1,453,811	2,976,919
EQ/Natural Resources PLUS Portfolio‡	19,305	43,145	62,450	169,360	378,496	547,856
EQ/Real Estate PLUS Portfolio‡	36,964	77,022	113,986	386,532	805,416	1,191,948
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	4,355	9,581	13,936	28,960	63,713	92,673
Franklin K2 Alternative Strategies Fund, Advisor Class	9,615	5,839	15,454	104,130	63,240	167,370
iShares® Emerging Markets Infrastructure ETF	3,590	4,500	8,090	116,460	145,980	262,440
iShares® Global Infrastructure ETF	11,030	14,120	25,150	464,914	595,158	1,060,072
iShares® MSCI Global Agriculture Producers ETF	2,400	4,270	6,670	63,720	113,369	177,089
iShares® MSCI Global Gold Miners ETF	1,780	13,970	15,750	13,261	104,077	117,338
iShares® U.S. Oil & Gas Exploration & Production ETF	2,060	4,920	6,980	147,166	351,485	498,651
PowerShares DB Agriculture Fund*	590	1,360	1,950	14,685	33,850	48,535

40

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
PowerShares DB Base Metals Fund*	5,110	9,900	15,010	81,249	157,410	238,659
PowerShares DB Commodity Index Tracking Fund*	6,150	13,900	20,050	113,467	256,455	369,922
PowerShares DB G10 Currency Harvest Fund*	32,000	30,560	62,560	817,280	780,502	1,597,782
PowerShares DB Gold Fund*	6,350	10,590	16,940	248,476	414,387	662,863
PowerShares DB Silver Fund*	1,780	2,470	4,250	44,982	62,419	107,401
PowerShares Multi-Strategy Alternative Portfolio*	5,180	5,480	10,660	125,356	132,616	257,972
WisdomTree Managed Futures Strategy Fund*	500	230	730	21,785	10,021	31,806

Total Investment (99.3%) (Cost $14,131,873)				5,870,295	7,671,731	13,542,026
Other Assets Less Liabilities (0.7%)				38,283	62,043	100,326

Net Assets (100%)				$5,908,578	$7,733,774	$13,642,352

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

	CharterSM Alternative 100 Conservative Plus
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$631,639	$523,144	$352,474	$831,281	$16,064	$16,155
EQ/Energy ETF Portfolio	154,206	141,078	98,682	168,845	3,099	1,431
EQ/GAMCO Mergers and Acquisitions Portfolio	1,127,814	993,500	567,556	1,523,108	—	59,178
EQ/Natural Resources PLUS Portfolio	159,487	130,953	93,753	169,360	2,904	2,631
EQ/Real Estate PLUS Portfolio	290,830	290,245	222,785	386,532	22,777	7,480

	$2,363,976	$2,078,920	$1,335,250	$3,079,126	$44,844	$86,875

41

	CharterSM Alternative 100 Moderate
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$439,659	$94,901	$792,031	$14,483	$14,972
EQ/Energy ETF Portfolio	255,986	303,035	108,327	386,700	7,042	2,535
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	858,137	244,293	1,453,811	—	57,012
EQ/Natural Resources PLUS Portfolio	255,296	256,772	71,112	378,496	6,436	3,893
EQ/Real Estate PLUS Portfolio	418,360	452,314	102,730	805,416	47,073	8,609

	$2,235,057	$2,309,917	$621,363	$3,816,454	$75,034	$87,021

	CharterSM Alternative 100 Moderate Combined Pro Forma
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$1,061,013	$962,803	$447,375	$1,623,312	$30,547	$31,127
EQ/Energy ETF Portfolio	410,192	444,113	207,009	555,545	10,141	3,966
EQ/GAMCO Mergers and Acquisitions Portfolio	2,003,855	1,851,637	811,849	2,976,919	—	116,190
EQ/Natural Resources PLUS Portfolio	414,783	387,725	164,865	547,856	9,340	6,524
EQ/Real Estate PLUS Portfolio	709,190	742,559	325,515	1,191,948	69,850	16,089

	$4,599,033	$4,388,837	$1,956,613	$6,895,580	$119,878	$173,896

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

42

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

CharterSM Alternative 100 Conservative Plus

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,272,801	$—	$—	$2,272,801
Investment Companies	518,368	3,079,126	—	3,597,494

Total Assets	$2,791,169	$3,079,126	$—	$5,870,295

Total Liabilities	$—	$—	$—	$—

Total	$2,791,169	$3,079,126	$—	$5,870,295

CharterSM Alternative 100 Moderate

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,157,729	$—	$—	$3,157,729
Investment Companies	697,548	3,816,454	—	4,514,002

Total Assets	$3,855,277	$3,816,454	$—	$7,671,731

Total Liabilities	$—	$—	$—	$—

Total	$3,855,277	$3,816,454	$—	$7,671,731

43

CharterSM Alternative 100 Moderate Combined Pro Forma

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,430,530	$—	$—	$5,430,530
Investment Companies	1,215,916	6,895,580	—	8,111,496

Total Assets	$6,646,446	$6,895,580	$—	$13,542,026

Total Liabilities	$—	$—	$—	$—

Total	$6,646,446	$6,895,580	$—	$13,542,026

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,891,148	$4,579,176	$8,470,324
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	1,980,539	792,222	2,772,761

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,853	$81,786	$176,639
Aggregate gross unrealized depreciation	(239,472)	(430,623)	(670,095)

Net unrealized depreciation	$(144,619)	$(348,837)	$(493,456)

Federal income tax cost of investments	$6,014,914	$8,020,568	$14,035,482

44

AXA PREMIER VIP TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 2014

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	Pro Forma Adjustment		CharterSM Alternative 100 Moderate Combined Pro Forma
Investments at Cost, Affiliated Issuers	$3,148,573	$3,969,494	$—		$7,118,067
Investments at Cost, Unaffiliated Issuers	2,907,140	4,106,666	—		7,013,806
ASSETS
Investments at Value, Affiliated Issuers	3,079,126	3,816,454	—		6,895,580
Investments at Value, Unaffiliated Issuers	2,791,169	3,855,277	—		6,646,446
Cash	80,871	106,627	—		187,498
Receivable from investment manager	5,355	5,113	—		10,468
Receivable from Separate Accounts for Trust shares sold	2,751	2,144	—		4,895
Receivable for securities sold	66	108	—		174
Dividends, interest, and other receivables	8	10	—		18
Other assets	19	20	—		39

Total assets	5,959,365	7,785,753	—		13,745,118

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	22	45	—		67
Distribution fees payable- Class B	1,241	1,615	—		2,856
Trustees’ fees payable	124	168	—		292
Accrued expenses	49,400	50,151	—		99,551

Total liabilities	50,787	51,979	—		102,766

NET ASSETS	$5,908,578	$7,733,774	$—		$13,642,352

Net assets were comprised of:
Paid in capital	$6,027,463	$8,059,206	—		$14,086,669
Accumulated undistributed net investment income (loss)	17,549	26,673	—		44,222
Accumulated undistributed net realized gain (loss) on investments	48,984	52,324	—		101,308
Net unrealized appreciaiton (depreciation) on investments	(185,418)	(404,429)	—		(589,847)

Net Assets	$5,908,578	$7,733,774	$—		$13,642,352

Class B Shares:
Net Assets	$5,908,578	$7,733,774	—		$13,642,352
Shares outstanding	607,805	810,534	11,440	(a)	1,429,779
Net asset value, offering and redemption price per share	$9.72	$9.54	—		$9.54

(a)	Reflects adjustment for additional shares issued of the Acquiring Portfolio.

45

AXA PREMIER VIP TRUST

For the Year Ended December 31, 2014

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	Pro Forma Adjustment		CharterSM Alternative 100 Moderate Combined Pro Forma
STATEMENT OF OPERATIONS
Dividend income received from Affiliates	$44,844	$75,034	$—		$119,878
INVESTMENT INCOME					—
Dividends	77,690	118,092	—		195,782
Interest	67	79	—		146

Total income	77,757	118,171	—		195,928

EXPENSES
Custodian fees	53,600	57,100	(53,600	)(a)	57,100
Professional fees	47,133	47,155	(47,002	)(a)	47,286
Administrative fees	38,472	38,931	(44,903	)(a)(b)	32,500
Offering costs	14,593	14,593	(29,186	)(c)	—
Distribution fees - Class B	13,488	15,407	—		28,895
Investment management fees	8,093	9,244	—		17,337
Printing and mailing expenses	1,189	1,408	—		2,597
Trustees’ fees	271	324	—		595
Miscellaneous	1,000	1,077	(1,000	)(a)	1,077

Gross expenses	177,839	185,239	(175,691)		187,387

Less: Waiver from investment manager	(46,565)	(48,175)	44,903	(d)	(49,837)
Reimbursement from investment manager	(96,150)	(96,880)	130,599	(d)	(62,431)

Net expenses	35,124	40,184	(189)		75,119

NET INVESTMENT INCOME (LOSS)	42,633	77,987	189		120,809

Realized gain (loss) from affiliates	3,432	1,476	—		4,908
Net distributions of realized gain (loss) from affiliates	83,443	85,545	—		168,988
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(2,828)	2,444	—		(384)
Net distributions of realized gain received from Underlying Portfolios	98,589	109,369	—		207,958

Net realized gain (loss)	95,761	111,813	—		207,574

Change in unrealized appreciation (depreciation) from affiliates	(28,520)	(107,157)	—		(135,677)
Change in unrealized appreciation (depreciation) on:
Investments	(113,871)	(310,166)	—		(424,037)

Net change in unrealized appreciation (depreciation)	(113,871)	(310,166)	—		(424,037)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,110)	(198,353)	—		(216,463)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,523	$(120,366)	$189		$(95,654)

(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of the contract rate.
(c)	Reflects adjustment in expenses due to offering costs having been fully amortized at the time of reorganization.
(d)	Reflects decrease in waiver due to expense adjustment.

46

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2014

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware Statutory Trust on October 2, 2001 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment with numerous portfolios.

On June 9, 2015, the Board of Trustees of the Trust approved the proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the CharterSM Alternative 100 Conservative Plus Portfolio to the CharterSM Alternative 100 Moderate Portfolio, each a series of the Trust, and the assumption by the CharterSM Alternative 100 Moderate Portfolio of all of the liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio in exchange for shares of the Charter SM Alternative 100 Moderate Portfolio having an aggregate value equal to the net assets of the CharterSM Alternative 100 Conservative Plus Portfolio, the distribution of the CharterSM Alternative 100 Moderate Portfolio shares to the CharterSM Alternative 100 Conservative Plus Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the CharterSM Alternative 100 Conservative Plus Portfolio.

The CharterSM Alternative 100 Conservative Plus Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM Alternative 100 Moderate Portfolio’s annual contractual management fee rate equals 0.150% of average daily net. The Reorganization Plan is subject to shareholder approval of the CharterSM Alternative 100 Conservative Plus Portfolio. A special meeting of these shareholders will be held on or about September 17, 2015.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2014. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the CharterSM Alternative 100 Conservative Plus Portfolio, and the CharterSM Alternative 100 Moderate Portfolio at December 31, 2014. The unaudited pro forma combined statement of operations reflects the results of operations of the Charter SM Alternative 100 Moderate Portfolio as if it had acquired the CharterSM Alternative 100 Conservative Plus Portfolio at the beginning of the year ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio in accordance with United States of America generally accepted accounting principles

47

(“U.S. GAAP”). The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the CharterSM Alternative 100 Moderate Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant policies as detailed in the historical financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Following the Reorganization, the CharterSM Alternative 100 Moderate Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies.” The legal survivor normally is considered the accounting survivor of the reorganization. In this case, the CharterSM Alternative 100 Moderate Portfolio is the legal survivor. Other criteria include:

a.)

Portfolio Management – The merged entity will be managed by the Manager, Adviser and portfolio managers to the CharterSM Alternative 100 Moderate Portfolio in a manner consistent with the CharterSM Alternative 100 Moderate Portfolio’s current management style.

b.)	Portfolio Composition – The merged entity’s investments are anticipated to be composed of a majority of securities currently held by the CharterSM Alternative 100 Moderate Portfolio.

c.)

Investment Objective, Policies and Restrictions – The merged entity’s investment objective, policies and fundamental and non-fundamental investment restrictions will be the same as the CharterSM Alternative 100 Moderate Portfolio’s current investment objective, policies and fundamental and non-fundamental investment restrictions.

d.)

Expense Structure and Expense Ratios – The merged entity’s expense structure will be the same as that of the CharterSM Alternative 100 Moderate Portfolio. The expense ratio of the merged entity will closely resemble that of the CharterSM Alternative 100 Moderate Portfolio and will be lower than that of the CharterSM Alternative 100 Conservative Plus Portfolio.

e.)	Asset Size – The CharterSM Alternative 100 Moderate Portfolio is larger than the CharterSM Alternative 100 Conservative Plus; and it will be the dominant portion of the merged entity.

48

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class B, and additional common shares of beneficial interest issued for Class B, respectively in connection with the proposed acquisition of the CharterSM Alternative 100 Conservative Plus Portfolio by the CharterSM Alternative 100 Moderate Portfolio as of December 31, 2014. The number of shares retired and additional shares issued were calculated based on the net assets of the CharterSM Alternative 100 Conservative Plus Portfolio and net asset value per share of the CharterSM Alternative 100 Moderate Portfolio at December 31, 2014.

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, State and local income tax provision is required.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the CharterSM Alternative 100 Moderate Portfolio’s shares as if the merger had taken place on December 31, 2014. FMG LLC will bear the expenses of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting) which are estimated to be approximately $19,000.

49

AXA PREMIER VIP TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2014

	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	21,579	27,610	49,189	229,380	293,499	522,879
BlackRock Global Long/Short Credit Fund, Institutional Class	11,859	26,721	38,580	122,974	277,096	400,070
Blackstone/GSO Long-Short Credit Income Fund	966	—	966	15,002	—	15,002
EQ/Convertible Securities Portfolio‡	40,788	74,232	115,020	435,197	792,031	1,227,228
EQ/Energy ETF Portfolio‡	56,813	46,616	103,429	471,288	386,700	857,988
EQ/GAMCO Mergers and Acquisitions Portfolio‡	17,775	111,899	129,674	230,935	1,453,811	1,684,746
EQ/Natural Resources PLUS Portfolio‡	53,626	43,145	96,771	470,444	378,496	848,940
EQ/Real Estate PLUS Portfolio‡	80,799	77,022	157,821	844,912	805,416	1,650,328
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	13,087	9,581	22,668	87,030	63,713	150,743
Franklin K2 Alternative Strategies Fund, Advisor Class	1,290	5,839	7,129	13,973	63,240	77,213
iShares® Emerging Markets Infrastructure ETF	3,870	4,500	8,370	125,543	145,980	271,523
iShares® Global Infrastructure ETF	11,820	14,120	25,940	498,213	595,158	1,093,371
iShares® MSCI Global Agriculture Producers ETF	4,970	4,270	9,240	131,954	113,369	245,323
iShares® MSCI Global Gold Miners ETF	17,790	13,970	31,760	132,535	104,077	236,612
iShares® U.S. Oil & Gas Exploration & Production ETF	5,940	4,920	10,860	424,353	351,485	775,838
PowerShares DB Agriculture Fund*	1,800	1,360	3,160	44,802	33,850	78,652
PowerShares DB Base Metals Fund*	8,560	9,900	18,460	136,104	157,410	293,514

50

	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)
PowerShares DB Commodity Index Tracking Fund*	13,040	13,900	26,940	240,588	256,455	497,043
PowerShares DB G10 Currency Harvest Fund*	16,430	30,560	46,990	419,622	780,502	1,200,124
PowerShares DB Gold Fund*	9,230	10,590	19,820	361,170	414,387	775,557
PowerShares DB Silver Fund*	2,180	2,470	4,650	55,091	62,419	117,510
PowerShares Multi-Strategy Alternative Portfolio*	4,090	5,480	9,570	98,978	132,616	231,594
WisdomTree Managed Futures Strategy Fund*	1,270	230	1,500	55,334	10,021	65,355
Total Investment (99.3%) (Cost $14,124,209)				5,645,422	7,671,731	13,317,153
Other Assets Less Liabilities (0.7%)				38,464	62,043	100,507

Net Assets (100%)				$5,683,886	$7,733,774	$13,417,660

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

			CharterSM Alternative 100 Growth
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$316,459	$178,430	$74,722	$435,197	$8,239	$8,190
EQ/Energy ETF Portfolio	356,201	261,197	62,814	471,288	8,679	1,486
EQ/GAMCO Mergers and Acquisitions Portfolio	222,396	137,727	123,893	230,935	—	8,247
EQ/Natural Resources PLUS Portfolio	364,260	243,826	65,413	470,444	8,094	4,905
EQ/Real Estate PLUS Portfolio	522,390	366,204	93,739	844,912	49,926	9,099

	$1,781,706	$1,187,384	$420,581	$2,452,776	$74,938	$31,927

51

			CharterSM Alternative 100 Moderate
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$439,659	$94,901	$792,031	$14,483	$14,972
EQ/Energy ETF Portfolio	255,986	303,035	108,327	386,700	7,042	2,535
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	858,137	244,293	1,453,811	—	57,012
EQ/Natural Resources PLUS Portfolio	255,296	256,772	71,112	378,496	6,436	3,893
EQ/Real Estate PLUS Portfolio	418,360	452,314	102,730	805,416	47,073	8,609

	$2,235,057	$2,309,917	$621,363	$3,816,454	$75,034	$87,021

			CharterSM Alternative 100 Moderate Combined Pro Forma
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$745,833	$618,089	$169,623	$1,227,228	$22,722	$23,162
EQ/Energy ETF Portfolio	612,187	564,232	171,141	857,988	15,721	4,021
EQ/GAMCO Mergers and Acquisitions Portfolio	1,098,437	995,864	368,186	1,684,746	—	65,259
EQ/Natural Resources PLUS Portfolio	619,556	500,598	136,525	848,940	14,530	8,798
EQ/Real Estate PLUS Portfolio	940,750	818,518	196,469	1,650,328	96,999	17,708

	$4,016,763	$3,497,301	$1,041,944	$6,269,230	$149,972	$118,948

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

52

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

CharterSM Alternative 100 Growth
Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,724,287	$—	$—	$2,724,287
Investment Companies	468,359	2,452,776	—	2,921,135

Total Assets	$3,192,646	$2,452,776	$—	$5,645,422

Total Liabilities	$—	$—	$—	$—

Total	$3,192,646	$2,452,776	$—	$5,645,422

CharterSM Alternative 100 Moderate
Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,157,729	$—	$—	$3,157,729
Investment Companies	697,548	3,816,454	—	4,514,002

Total Assets	$3,855,277	$3,816,454	$—	$7,671,731

Total Liabilities	$—	$—	$—	$—

Total	$3,855,277	$3,816,454	$—	$7,671,731

53

CharterSM Alternative 100 Moderate Combined Pro Forma
Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$5,882,016	$—	$—	$5,882,016
Investment Companies	1,165,907	6,269,230	—	7,435,137

Total Assets	$7,047,923	$6,269,230	$—	$13,317,153

Total Liabilities	$—	$—	$—	$—

Total	$7,047,923	$6,269,230	$—	$13,317,153

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
Investment security transactions for the year ended December 31, 2014 were as follows:
Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,649,398	$4,579,176	$7,228,574
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$606,816	$792,222	$1,399,038
As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,084	$81,786	$165,870
Aggregate gross unrealized depreciation	(425,032)	(430,623)	(855,655)

Net unrealized depreciation	$(340,948)	$(348,837)	$(689,785)

Federal income tax cost of investments	$5,986,370	$8,020,568	$14,006,938

54

AXA PREMIER VIP TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 2014

	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	Pro Forma Adjustments		CharterSM Alternative 100 Moderate Combined Pro Forma
Investments at Cost, Affiliated Issuers	$2,587,923	$3,969,494	$—		$6,557,417
Investments at Cost, Unaffiliated Issuers	3,460,126	4,106,666	—		7,566,792
ASSETS
Investments at Value, Affiliated Issuers	2,452,776	3,816,454	—		6,269,230
Investments at Value, Unaffiliated Issuers	3,192,646	3,855,277	—		7,047,923
Cash	91,085	106,627	—		197,712
Receivable from investment manager	5,517	5,113	—		10,630
Receivable from Separate Accounts for Trust shares sold	2,784	2,144	—		4,928
Receivable for securities sold	53	108	—		161
Dividends, interest, and other receivables	6	10	—		16
Other assets	19	20	—		39

Total assets	5,744,886	7,785,753	—		13,530,639

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	10,679	45	—		10,724
Distribution fees payable- Class B	1,201	1,615	—		2,816
Trustees’ fees payable	131	168	—		299
Accrued expenses	48,989	50,151	—		99,140

Total liabilities	61,000	51,979	—		112,979

NET ASSETS	$5,683,886	$7,733,774	$—		$13,417,660

Net assets were comprised of:
Paid in capital	$6,053,130	$8,059,206	—		$14,112,336
Accumulated undistributed net investment income (loss)	19,848	26,673	—		46,521
Accumulated undistributed net realized gain (loss) on investments	13,535	52,324	—		65,859
Net unrealized appreciaiton (depreciation) on investments	(402,627)	(404,429)	—		(807,056)

Net Assets	$5,683,886	$7,733,774	$—		$13,417,660

Class B Shares:
Net Assets	$5,683,886	$7,733,774	—		$13,417,660
Shares outstanding	611,523	810,534	(15,826	)(a)	1,406,231
Net asset value, offering and redemption price per share	$9.29	$9.54			$9.54

(a)	Reflects retired shares of the Acquired Portfolio.

55

AXA PREMIER VIP TRUST

For the Year Ended December 31, 2014

	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	Pro Forma Adjustments		CharterSM Alternative 100 Moderate Combined Pro Forma
STATEMENT OF OPERATIONS
Dividend income received from Affiliates	$74,938	$75,034	$—		$149,972
INVESTMENT INCOME
Dividends	116,503	118,092	—		234,595
Interest	56	79	—		135

Total income	116,559	118,171	—		234,730

EXPENSES
Custodian fees	52,100	57,100	(52,100	)(a)	57,100
Professional fees	47,129	47,155	(47,155	)(a)	47,129
Administrative fees	38,089	38,931	(44,520	)(a)(b)	32,500
Offering costs	14,593	14,593	(29,186	)(c)	—
Distribution fees - Class B	12,857	15,407	—		28,264
Investment management fees	7,714	9,244	—		16,958
Printing and mailing expenses	1,156	1,408	—		2,564
Trustees’ fees	268	324	—		592
Miscellaneous	1,027	1,077	(1,027)		1,077

Gross expenses	174,933	185,239	(173,988)		186,184

Less: Waiver from investment manager	(45,803)	(48,175)	44,520	(d)	(49,458)
Reimbursement from investment manager	(95,622)	(96,880)	129,468	(d)	(63,034)

Net expenses	33,508	40,184	—		73,692

NET INVESTMENT INCOME (LOSS)	83,051	77,987	—		161,038

Realized gain (loss) from affiliates	(951)	1,476	—		525
Net distributions of realized gain (loss) from affiliates	32,878	85,545	—		118,423
REALIZED AND UNREALIZED GAIN (LOSS)			—
Realized gain (loss) on:			—
Investments	(1,352)	2,444	—		1,092
Net distributions of realized gain received from Underlying Portfolios	48,048	109,369	—		157,417

Net realized gain (loss)	46,696	111,813	—		158,509

Change in unrealized appreciation (depreciation) from affiliates	(95,733)	(107,157)	—		(202,890)
Change in unrealized appreciation (depreciation) on:
Investments	(292,837)	(310,166)	—		(603,003)

Net change in unrealized appreciation (depreciation)	(292,837)	(310,166)	—		(603,003)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(246,141)	(198,353)	—		(444,494)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(163,090)	$(120,366)	$—		$(283,456)

(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of the contract rate.
(c)	Reflects adjustment due to Offering Costs having been fully amortized at the time of reorganization.
(d)	Reflects decrease in waiver due to expense adjustment.

56

NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2014

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware Statutory Trust on October 2, 2001 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment with numerous portfolios.

On June 9, 2015, the Board of Trustees of the Trust approved the proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the CharterSM Alternative 100 Growth Portfolio to the CharterSM Alternative 100 Moderate Portfolio, each a series of the Trust, and the assumption by the CharterSM Alternative 100 Moderate Portfolio of all of the liabilities of the CharterSM Alternative 100 Growth Portfolio in exchange for shares of the Charter SM Alternative 100 Moderate Portfolio having an aggregate value equal to the net assets of the CharterSM Alternative 100 Growth Portfolio, the distribution of the CharterSM Alternative 100 Moderate Portfolio shares to the CharterSM Alternative 100 Growth Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the CharterSM Alternative 100 Growth Portfolio.

The CharterSM Alternative 100 Growth Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM Alternative 100 Moderate Portfolio’s annual contractual management fee rate equals 0.150% of average daily net. The Reorganization Plan is subject to shareholder approval of the CharterSM Alternative 100 Growth Portfolio. A special meeting of these shareholders will be held on or about September 17, 2015.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2014. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the CharterSM Alternative 100 Growth Portfolio, and the CharterSM Alternative 100 Moderate Portfolio at December 31, 2014. The unaudited pro forma combined statement of operations reflects the results of operations of the Charter SM Alternative 100 Moderate Portfolio as if it had acquired the CharterSM Alternative 100 Growth Portfolio at the beginning of the year ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”).

57

The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the CharterSM Alternative 100 Moderate Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant policies as detailed in the historical financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Following the Reorganization, the CharterSM Alternative 100 Moderate Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies.” The legal survivor normally is considered the accounting survivor of the reorganization. In this case, the CharterSM Alternative 100 Moderate Portfolio is the legal survivor. Other criteria include:

a.)

Portfolio Management – The merged entity will be managed by the Manager, Adviser and portfolio managers to the CharterSM Alternative 100 Moderate Portfolio in a manner consistent with the CharterSM Alternative 100 Moderate Portfolio’s current management style.

b.)	Portfolio Composition – The merged entity’s investments are anticipated to be composed of a majority of securities currently held by the CharterSM Alternative 100 Moderate Portfolio.

c.)

Investment Objective, Policies and Restrictions – The merged entity’s investment objective, policies and fundamental and non-fundamental investment restrictions will be the same as the CharterSM Alternative 100 Moderate Portfolio’s current investment objective, policies and fundamental and non-fundamental investment restrictions.

d.)

Expense Structure and Expense Ratios – The merged entity’s expense structure will be the same as that of the CharterSM Alternative 100 Moderate Portfolio. The expense ratio of the merged entity will closely resemble that of the CharterSM Alternative 100 Moderate Portfolio and will be higher than that of the CharterSM Alternative 100 Growth Portfolio.

e.)	Asset Size – The CharterSM Alternative 100 Moderate Portfolio is larger than the CharterSM Alternative 100 Growth; and it will be the dominant portion of the merged entity.

58

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class B, and additional common shares of beneficial interest issued for Class B, respectively in connection with the proposed acquisition of the CharterSM Alternative 100 Growth Portfolio by the CharterSM Alternative 100 Moderate Portfolio as of December 31, 2014. The number of shares retired and additional shares issued were calculated based on the net assets of the CharterSM Alternative 100 Growth Portfolio and net asset value per share of the CharterSM Alternative 100 Moderate Portfolio at December 31, 2014.

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, State and local income tax provision is required.

CharterSM Alternative 100 Growth Portfolio had losses incurred during 2014 that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 as follows:

Short Term – $21,242

Long Term – $18,217

Certain capital loss carry forwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the CharterSM Alternative 100 Moderate Portfolio’s shares as if the merger had taken place on December 31, 2014. FMG LLC will bear the expenses of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting) which are estimated to be approximately $19,000.

59

AXA PREMIER VIP TRUST

PORTFOLIO OF INVESTMENTS

December 31, 2014

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)	Value ($)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,357	21,579	27,610	62,546	141,988	229,380	293,499	664,867
BlackRock Global Long/Short Credit Fund, Institutional Class	20,701	11,859	26,721	59,281	214,668	122,974	277,096	614,738
Blackstone/GSO Long-Short Credit Income Fund	1,843	966	—	2,809	28,622	15,002	—	43,624
EQ/Convertible Securities Portfolio‡	77,911	40,788	74,232	192,931	831,281	435,197	792,031	2,058,509
EQ/Energy ETF Portfolio‡	20,354	56,813	46,616	123,783	168,845	471,288	386,700	1,026,833
EQ/GAMCO Mergers and Acquisitions Portfolio‡	116,991	17,775	111,899	246,665	1,523,108	230,935	1,453,811	3,207,854
EQ/Natural Resources PLUS Portfolio‡	19,305	53,626	43,145	116,076	169,360	470,444	378,496	1,018,300
EQ/Real Estate PLUS Portfolio‡	36,964	80,799	77,022	194,785	386,532	844,912	805,416	2,036,860
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	4,355	13,087	9,581	27,023	28,960	87,030	63,713	179,703
Franklin K2 Alternative Strategies Fund, Advisor Class	9,615	1,290	5,839	16,744	104,130	13,973	63,240	181,343
iShares® Emerging Markets Infrastructure ETF	3,590	3,870	4,500	11,960	116,460	125,543	145,980	387,983
iShares® Global Infrastructure ETF	11,030	11,820	14,120	36,970	464,914	498,213	595,158	1,558,285
iShares® MSCI Global Agriculture Producers ETF	2,400	4,970	4,270	11,640	63,720	131,954	113,369	309,043
iShares® MSCI Global Gold Miners ETF	1,780	17,790	13,970	33,540	13,261	132,535	104,077	249,873
iShares® U.S. Oil & Gas Exploration & Production ETF	2,060	5,940	4,920	12,920	147,166	424,353	351,485	923,004
PowerShares DB Agriculture Fund*	590	1,800	1,360	3,750	14,685	44,802	33,850	93,337
PowerShares DB Base Metals Fund*	5,110	8,560	9,900	23,570	81,249	136,104	157,410	374,763

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	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
	Number of Shares	Number of Shares	Number of Shares	Number of Shares	Value ($)	Value ($)	Value ($)	Value ($)
PowerShares DB Commodity Index Tracking Fund*	6,150	13,040	13,900	33,090	113,467	240,588	256,455	610,510
PowerShares DB G10 Currency Harvest Fund*	32,000	16,430	30,560	78,990	817,280	419,622	780,502	2,017,404
PowerShares DB Gold Fund*	6,350	9,230	10,590	26,170	248,476	361,170	414,387	1,024,033
PowerShares DB Silver Fund*	1,780	2,180	2,470	6,430	44,982	55,091	62,419	162,492
PowerShares Multi-Strategy Alternative Portfolio*	5,180	4,090	5,480	14,750	125,356	98,978	132,616	356,950
WisdomTree Managed Futures Strategy Fund*	500	1,270	230	2,000	21,785	55,334	10,021	87,140
Total Investment (99.3%) (Cost$20,179,922)					5,870,295	5,645,422	7,671,731	19,187,448
Other Assets Less Liabilities (0.7%)					38,283	38,464	62,043	138,790

Net Assets (100%)					$5,908,578	$5,683,886	$7,733,774	$19,326,238

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

	CharterSM Alternative 100 Conservative Plus
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$631,639	$523,144	$352,474	$831,281	$16,064	$16,155
EQ/Energy ETF Portfolio	154,206	141,078	98,682	168,845	3,099	1,431
EQ/GAMCO Mergers and Acquisitions Portfolio	1,127,814	993,500	567,556	1,523,108	—	59,178
EQ/Natural Resources PLUS Portfolio	159,487	130,953	93,753	169,360	2,904	2,631
EQ/Real Estate PLUS Portfolio	290,830	290,245	222,785	386,532	22,777	7,480

	$2,363,976	$2,078,920	$1,335,250	$3,079,126	$44,844	$86,875

61

	CharterSM Alternative 100 Growth
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$316,459	$178,430	$74,722	$435,197	$8,239	$8,190
EQ/Energy ETF Portfolio	356,201	261,197	62,814	471,288	8,679	1,486
EQ/GAMCO Mergers and Acquisitions Portfolio	222,396	137,727	123,893	230,935	—	8,247
EQ/Natural Resources PLUS Portfolio	364,260	243,826	65,413	470,444	8,094	4,905
EQ/Real Estate PLUS Portfolio	522,390	366,204	93,739	844,912	49,926	9,099

	$1,781,706	$1,187,384	$420,581	$2,452,776	$74,938	$31,927

	CharterSM Alternative 100 Moderate
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$439,659	$94,901	$792,031	$14,483	$14,972
EQ/Energy ETF Portfolio	255,986	303,035	108,327	386,700	7,042	2,535
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	858,137	244,293	1,453,811	—	57,012
EQ/Natural Resources PLUS Portfolio	255,296	256,772	71,112	378,496	6,436	3,893
EQ/Real Estate PLUS Portfolio	418,360	452,314	102,730	805,416	47,073	8,609

	$2,235,057	$2,309,917	$621,363	$3,816,454	$75,034	$87,021

	CharterSM Alternative 100 Moderate Combined Pro Forma
	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$1,377,472	$1,141,233	$522,097	$2,058,509	$38,786	$39,317
EQ/Energy ETF Portfolio	766,393	705,310	269,823	1,026,833	18,820	5,452
EQ/GAMCO Mergers and Acquisitions Portfolio	2,226,251	1,989,364	935,742	3,207,854	—	124,437
EQ/Natural Resources PLUS Portfolio	779,043	631,551	230,278	1,018,300	17,434	11,429
EQ/Real Estate PLUS Portfolio	1,231,580	1,108,763	419,254	2,036,860	119,776	25,188

	$6,380,739	$5,576,221	$2,377,194	$9,348,356	$194,816	$205,823

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

62

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

CharterSM Alternative 100 Conservative Plus

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,272,801	$—	$—	$2,272,801
Investment Companies	518,368	3,079,126	—	3,597,494

Total Assets	$2,791,169	$3,079,126	$—	$5,870,295

Total Liabilities	$—	$—	$—	$—

Total	$2,791,169	$3,079,126	$—	$5,870,295

CharterSM Alternative 100 Growth

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,724,287	$—	$—	$2,724,287
Investment Companies	468,359	2,452,776	—	2,921,135

Total Assets	$3,192,646	$2,452,776	$—	$5,645,422

Total Liabilities	$—	$—	$—	$—

Total	$3,192,646	$2,452,776	$—	$5,645,422

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CharterSM Alternative 100 Moderate

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,157,729	$—	$—	$3,157,729
Investment Companies	697,548	3,816,454	—	4,514,002

Total Assets	$3,855,277	$3,816,454	$—	$7,671,731

Total Liabilities	$—	$—	$—	$—

Total	$3,855,277	$3,816,454	$—	$7,671,731

CharterSM Alternative 100 Moderate Combined Pro Forma

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$8,154,817	$—	$—	$8,154,817
Investment Companies	1,684,275	9,348,356	—	11,032,631

Total Assets	$9,839,092	$9,348,356	$—	$19,187,448

Total Liabilities	$—	$—	$—	$—

Total	$9,839,092	$9,348,356	$—	$19,187,448

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There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Moderate Combined Pro Forma
Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,891,148	$2,649,398	$4,579,176	$11,119,722
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	1,980,539	606,816	792,222	3,379,577
As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$94,853	$84,084	$81,786	$260,723
Aggregate gross unrealized depreciation	(239,472)	(425,032)	(430,623)	(1,095,127)

Net unrealized depreciation	$(144,619)	$(340,948)	$(348,837)	$(834,404)

Federal income tax cost of investments	$6,014,914	$5,986,370	$8,020,568	$20,021,852

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AXA PREMIER VIP TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 2014

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	Pro Forma Adjustment		CharterSM Alternative 100 Moderate Combined Pro Forma
Investments at Cost, Affiliated Issuers	$3,148,573	$2,587,923	$3,969,494	$—		$9,705,990
Investments at Cost, Unaffiliated Issuers	2,907,140	3,460,126	4,106,666	—		10,473,932
ASSETS
Investments at Value, Affiliated Issuers	3,079,126	2,452,776	3,816,454	—		9,348,356
Investments at Value, Unaffiliated Issuers	2,791,169	3,192,646	3,855,277	—		9,839,092
Cash	80,871	91,085	106,627	—		278,583
Receivable from investment manager	5,355	5,517	5,113	—		15,985
Receivable from Separate Accounts for Trust shares sold	2,751	2,784	2,144	—		7,679
Receivable for securities sold	66	53	108	—		227
Dividends, interest, and other receivables	8	6	10	—		24
Other assets	19	19	20	—		58

Total assets	5,959,365	5,744,886	7,785,753	—		19,490,004

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	22	10,679	45	—		10,746
Distribution fees payable- Class B	1,241	1,201	1,615	—		4,057
Trustees’ fees payable	124	131	168	—		423
Accrued expenses	49,400	48,989	50,151	—		148,540

Total liabilities	50,787	61,000	51,979	—		163,766

NET ASSETS	$5,908,578	$5,683,886	$7,733,774	$—		$19,326,238

Net assets were comprised of:
Paid in capital	$6,027,463	$6,053,130	$8,059,206	—		$20,139,799
Accumulated undistributed net investment income (loss)	17,549	19,848	26,673	—		64,070
Accumulated undistributed net realized gain (loss) on investments	48,984	13,535	52,324	—		114,843
Net unrealized appreciaiton (depreciation) on investments	(185,418)	(402,627)	(404,429)	—		(992,474)

Net Assets	$5,908,578	$5,683,886	$7,733,774	$—		$19,326,238

Class B Shares:
Net Assets	$5,908,578	$5,683,886	$7,733,774	$—		$19,326,238
Shares outstanding	607,805	611,523	810,534	(4,386	)(a)	2,025,476
Net asset value, offering and redemption price per share	$9.72	$9.29	$9.54			$9.54

(a)	Reflects retired shares of the Acquired Portfolios.

66

AXA PREMIER VIP TRUST

For the Year Ended December 31, 2014

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	Pro Forma Adjustment		CharterSM Alternative 100 Moderate Combined Pro Forma
STATEMENT OF OPERATIONS
Dividend income received from Affiliates	$44,844	$74,938	$75,034	$—		$194,816
INVESTMENT INCOME				—		—
Dividends	77,690	116,503	118,092	—		312,285
Interest	67	56	79	—		202

Total income	77,757	116,559	118,171	—		312,487

EXPENSES
Custodian fees	53,600	52,100	57,100	(105,700	)(a)	57,100
Professional fees	47,133	47,129	47,155	(94,002	)(a)	47,415
Administrative fees	38,472	38,089	38,931	(82,992	)(a)(b)	32,500
Offering costs	14,593	14,593	14,593	(43,779	)(c)	—
Distribution fees - Class B	13,488	12,857	15,407	—		41,752
Investment management fees	8,093	7,714	9,244	—		25,051
Printing and mailing expenses	1,189	1,156	1,408	—		3,753
Trustees’ fees	271	268	324	—		863
Miscellaneous	1,000	1,027	1,077	(2,027	)(a)	1,077

Gross expenses	177,839	174,933	185,239	(328,500)		209,511

Less: Waiver from investment manager	(46,565)	(45,803)	(48,175)	82,992	(d)	(57,551)
Reimbursement from investment manager	(96,150)	(95,622)	(96,880)	245,234	(d)	(43,418)

Net expenses	35,124	33,508	40,184	(274)		108,542

NET INVESTMENT INCOME (LOSS)	42,633	83,051	77,987	274		203,945

Realized gain (loss) from affiliates	3,432	(951)	1,476	—		3,957
Net distributions of realized gain (loss) from affiliates	83,443	32,878	85,545	—		201,866
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(2,828)	(1,352)	2,444	—		(1,736)
Net distributions of realized gain received from Underlying Portfolios	98,589	48,048	109,369	—		256,006

Net realized gain (loss)	95,761	46,696	111,813	—		254,270

Change in unrealized appreciation (depreciation) from affiliates	(28,520)	(95,733)	(107,157)	—		(231,410)

67

	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Growth	CharterSM Alternative 100 Moderate	Pro Forma Adjustment	CharterSM Alternative 100 Moderate Combined Pro Forma
Change in unrealized appreciation (depreciation) on:
Investments	$(113,871)	$(292,837)	$(310,166)	$—	$(716,874)

Net change in unrealized appreciation (depreciation)	(113,871)	(292,837)	(310,166)	—	(716,874)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,110)	(246,141)	(198,353)	—	(462,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,523	$(163,090)	$(120,366)	$274	$(258,659)

(a)	Reflects adjustment in expenses due to elimination of duplicative expenses.
(b)	Reflects adjustment in expenses due to effects of the contract rate.
(c)	Reflects adjustment in expenses due to offering costs having been fully amortized at the time of reorganization.
(d)	Reflects decrease in waiver due to expense adjustment.

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NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

As of December 31, 2014

NOTE 1 – BASIS OF COMBINATION AND SIGNIFICANT ACCOUNTING POLICIES:

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware Statutory Trust on October 2, 2001 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment with numerous portfolios.

On June 9, 2015, the Board of Trustees of the Trust approved the proposed Plan of Reorganization and Termination (“Reorganization Plan”) that provides for the transfer of all of the assets of the CharterSM Alternative 100 Conservative Plus Portfolio and the CharterSM Alternative 100 Growth Portfolio to the CharterSM Alternative 100 Moderate Portfolio, each a series of the Trust, and the assumption by the CharterSM Alternative 100 Moderate Portfolio of all of the liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and the CharterSM Alternative 100 Growth Portfolio in exchange for shares of the CharterSM Alternative 100 Moderate Portfolio having an aggregate value equal to the net assets of the CharterSM Alternative 100 Conservative Plus Portfolio, the distribution of the CharterSM Alternative 100 Moderate Portfolio shares to the CharterSM Alternative 100 Conservative Plus Portfolio and the CharterSM Alternative 100 Growth Portfolio shareholders of record determined immediately after the close of business on the closing date, and the subsequent liquidation of the CharterSM Alternative 100 Conservative Plus Portfolio and the CharterSM Alternative 100 Growth Portfolio.

The CharterSM Alternative 100 Conservative Plus Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM Alternative 100 Growth Portfolio’s annual contractual management fee equals 0.150% of average daily net assets. The CharterSM Alternative 100 Moderate Portfolio’s annual contractual management fee rate equals 0.150% of average daily net. The Reorganization Plan is subject to shareholder approval of the CharterSM Alternative 100 Conservative Plus Portfolio and the CharterSM Alternative 100 Growth Portfolio, respectively. A special meeting of these shareholders will be held on or about September 17, 2015.

Each Reorganization will be accounted for as a tax-free reorganization of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at December 31, 2014. The unaudited pro forma combined portfolio of investments and statement of assets and liabilities reflect the financial position of the CharterSM Alternative 100 Conservative Plus Portfolio, the CharterSM Alternative 100 Growth Portfolio, and the CharterSM Alternative 100 Moderate Portfolio at December 31, 2014. The unaudited pro forma combined statement of operations reflects

69

the results of operations of the CharterSM Alternative 100 Moderate Portfolio as if it had acquired each of the CharterSM Alternative 100 Conservative Plus Portfolio and the CharterSM Alternative 100 Growth Portfolio at the beginning of the year ended December 31, 2014. These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the dates indicated above for each Portfolio in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”). The historical cost of investment securities will be carried forward to the surviving entity and results of operations of the CharterSM Alternative 100 Moderate Portfolio for pre-combination periods will not be restated.

The unaudited pro forma combined portfolio of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Portfolios included in the Trust’s Statement of Additional Information. Each of the Portfolios has substantially the same significant policies as detailed in the historical financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Following the Reorganization, the CharterSM Alternative 100 Moderate Portfolio will be the “accounting survivor.” The general criteria that are applied to determine the proper accounting survivor are outlined in the “AICPA Accounting and Audit Guide for Investment Companies.” The legal survivor normally is considered the accounting survivor of the reorganization. In this case, the CharterSM Alternative 100 Moderate Portfolio is the legal survivor. Other criteria include:

a.)

Portfolio Management – The merged entity will be managed by the Manager, Adviser and portfolio managers to the CharterSM Alternative 100 Moderate Portfolio in a manner consistent with the CharterSM Alternative 100 Moderate Portfolio’s current management style.

b.)	Portfolio Composition – The merged entity’s investments are anticipated to be composed of a majority of securities currently held by the CharterSM Alternative 100 Moderate Portfolio.

c.)

Investment Objective, Policies and Restrictions – The merged entity’s investment objective, policies and fundamental and non-fundamental investment restrictions will be the same as the CharterSM Alternative 100 Moderate Portfolio’s current investment objective, policies and fundamental and non-fundamental investment restrictions.

d.)

Expense Structure and Expense Ratios – The merged entity’s expense structure will be the same as that of the CharterSM Alternative 100 Moderate Portfolio. The expense ratio of the merged entity will closely resemble that of the CharterSM Alternative 100 Moderate Portfolio and will be lower than that of the CharterSM Alternative 100 Conservative Plus Portfolio and higher as that of the CharterSM Alternative 100 Growth Portfolio.

70

e.)

Asset Size – The CharterSM Alternative 100 Moderate Portfolio is larger than the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio; and it will be the dominant portion of the merged entity.

NOTE 2 – SHARES:

The unaudited pro forma net asset value per share assumes common shares of beneficial interest retired for Class B, and additional common shares of beneficial interest issued for Class B, respectively in connection with the proposed acquisition of the CharterSM Alternative 100 Growth Portfolio and the CharterSM Alternative 100 Conservative Plus Portfolio by the CharterSM Alternative 100 Moderate Portfolio as of December 31, 2014. The number of shares retired and additional shares issued were calculated based on the net assets of the CharterSM Alternative 100 Conservative Plus Portfolio and the CharterSM Alternative 100 Growth Portfolio and net asset value per share of the CharterSM Alternative 100 Moderate Portfolio at December 31, 2014.

NOTE 3 – TAXES

Each Portfolio, as well as the Acquiring Portfolio after the Reorganization, intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICS”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, State and local income tax provision is required.

CharterSM Alternative 100 Growth Portfolio had losses incurred during 2014 that will be carried forward under the provisions of the Regulated Investment Company Modernization Act of 2010 as follows:

Short Term – $21,242

Long Term – $18,217

Certain capital loss carry forwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

NOTE 4 – UNAUDITED PRO FORMA COMBINED ADJUSTMENTS:

The accompanying unaudited pro forma combined financial statements reflect changes in the CharterSM Alternative 100 Moderate Portfolio’s shares as if the merger had taken place on December 31, 2014. FMG LLC will bear the expenses of the Reorganization (i.e., the costs associated with preparing, printing and distributing the prospectus and proxy materials, legal and accounting fees in connection with the Reorganization, and expenses of holding the shareholders meeting) which are estimated to be approximately $38,000.

71

AXA Premier VIP Trust

Annual Report

December 31, 2014

AXA Premier VIP Trust Annual Report

December 31, 2014

Overview

2014 Market Overview

Economy

In 2014, unemployment in the U.S. fell as a result of what experts describe as the best hiring stretch since the late 1990s. In addition, the Federal Reserve appeared to signal its belief in the economy’s ability to grow without assistance by concluding its bond purchasing program known as Quantitative Easing (QE), in October 2014. Although investors seem to expect the Fed to raise interest rates sometime in 2015, overall monetary policy remains accommodative. In this environment, manufacturing indicators rose, and unemployment fell from 6.7% at the beginning of the year to 5.6% in December, bolstering consumer confidence and increasing the market’s expectations for a 2015 rate hike.

In the currency markets, investors pointed to relatively better growth levels in the U.S. as a critical support for the dollar, a trend that picked up as the year progressed. Currency volatility remained high as monetary policies worldwide diverged, and emerging market currencies were particularly volatile as lower oil prices weighed on the finances of large exporters.

Market watchers found that global economic growth continued at a slow and uneven pace. The euro-area economy remained stuck in slow or negative growth mode. Participants widely anticipated the European Central Bank to launch a quantitative easing program in early 2015 in an effort to prevent deflation and reignite growth. In Japan, GDP had risen by only 0.3% over the six quarters since the Bank of Japan’s aggressive stimulus program began in April 2013.

In the fourth quarter, a plunge in oil prices appeared to rattle the credit markets, pressured emerging-market currencies and added to deflationary pressures in Europe and Japan.

Fixed Income

Bond markets turned more volatile in 2014, apparently in reaction to growth trends and monetary policies in the world’s biggest economies heading in different directions.

The U.S. Treasury yield curve flattened and the 10-year U.S. Treasury yield ended 2014 roughly 0.86% below where it began the year. The market appeared to assign higher risk to U.S. corporate bonds, as the yield spread (or difference) between corporate and government bonds widened domestically, but narrowed slightly in Europe; globally, most credit sectors underperformed developed-market government debt.

The high yield market posted its sixth consecutive positive, although modest, annual return for full year 2014. Returns were stronger in the first half of the year, followed by negative total returns in the third quarter and fourth quarter. Experts believe that returns in the high yield market were largely impacted by the sharp drop in oil prices in the second half of 2014, as the energy sector, a large proportion of the high-yield market, sharply underperformed the broader market. There were record outflows from high-yield funds in 2014 but new issuance was steady, and defaults would have been historically low, excluding the failure of two long-distressed issuers.

U.S. Equity

For domestic equity investors, the phrase “There’s No Place Like Home” proved to be an accurate summary of market activity in 2014. The U.S. economy was among the few globally that appeared to produce clear, self-sustaining growth. This positive economic data, coupled with strong corporate earnings combined to produce squarely positive U.S. equity returns in 2014.

Experts agree that 2014 was a difficult year for stockpickers. While U.S. stocks outperformed the vast majority of both developed and emerging markets last year, market volatility was a near constant in 2014. Beginning in the first quarter, a series of geopolitical and macro-economic issues appeared to weigh on investor risk tolerances. Concern over the ultimate path of U.S. monetary policy under a new Federal Reserve chair seemed to add to the malaise. Given this heightened uncertainty, it appears that equity investors sought out the perceived safety of larger-capitalization stocks with lower relative valuations and higher dividend yields. Conversely, higher growth stocks with premium valuations were, at times, sold indiscriminately of their underlying fundamentals. Specifically during a six-week period that stretched through the end of April, experts agree that the market had absolutely no appetite for higher growth, higher valuation equities.

Despite a difficult start to the year, small- and mid-cap stocks finished 2014 on a positive note to close the year with small gains. Investors appeared to react to an unexpected decline in bond yields by seeking income in higher-yielding equities. This development helped the utility sector to lead all others in the small/mid-cap space. In contrast, the energy sector posted the worst results as oil prices plunged by nearly 50% in the second half of 2014.

International Equity

Market strategists agree that it was an unpleasant start to the year for international equity investors. Volatility ticked up amid what appeared to be heightened risks in emerging markets, slowing growth in China and softer economic data in the United States, while investors braced for the impact of the U.S. Federal Reserve scaling back on its stimulus program. Equity markets around the world declined sharply in January, but the sell-off was short-lived and international equities rebounded in February, particularly in Europe.

2

Nonetheless, high valuations and uncertainty around global central bank policies apparently left equities particularly vulnerable to bad news. Consequently, geopolitical risks took a toll on international equity prices as tensions between Russia and Ukraine mounted and the fragmentation of Iraq led to escalating violence and a spike in oil prices during the summer. A ground war in Gaza, the downing of a civilian airliner over Ukraine, and Scotland’s flirtation with independence from the United Kingdom all seemed to add to global headwinds, causing many investors to retreat from riskier assets.

In the latter part of the year, most European developed economies again struggled with sluggish activity and experts agree that equity prices were tossed about between investors’ concerns about geopolitical turmoil and hopes for central bank stimulus. The continuation of the Russia-Ukraine conflict and a Russian currency crisis, as well as Greece’s failure to successfully elect a new president, also apparently drove volatility higher. In the eurozone, market watchers appeared to find inflation dangerously low. Another round of policy easing from the ECB appeared to give international equities a much-needed boost, but the significant depreciation of the euro and other currencies versus the U.S. dollar resulted in falling stock prices for U.S.–based investors.

Similarly, Asian developed market equities performed well in local currency terms, but generated negative results on a U.S. dollar basis. Market strategists agree that, as the Japanese economy struggled to get on its legs, the nation’s equity market benefited from central bank stimulus and positive sentiment toward structural reform. Strong corporate earnings results also appeared to have pushed Japanese stocks higher, as did a surge of domestic inflows due to the reallocation of Japan’s Government Pension Investment Fund. However, a weakening yen versus a strengthening U.S. dollar resulted in Japanese equities having the largest negative effect on the performance of international stocks.

In the latter months of 2014, the divergence in global central bank policies became a major theme in equity markets and the strong appreciation in the U.S. dollar pressured commodity prices. Oil prices in particular plunged as a global supply-and-demand imbalance materialized. While lower prices were harmful to economies that rely heavily on oil exports, most developed markets derived a boost in consumer spending, a positive for equity markets.

Source: AXA Equitable Funds Management Group, LLC. As of 12/31/2014.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

AXA Equitable Life Insurance Company (New York, NY). Distributors: AXA Advisors, LLC and AXA Distributors, LLC.

AXA Equitable Funds Management Group, LLC is a wholly owned subsidiary of AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company, AXA Advisors and AXA Distributors are affiliated companies.

GE-101091(2/15) (Exp. 2/17)

3

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2004, through December 31, 2014. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares. Effective January 1, 2012, 12b-1 fees are applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (“BofAML 3 mos T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

BofA Merrill Lynch Global Broad Market ex. U.S. Index (“BofAML Global Broad Market ex. U.S.”)

An index which tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars.

Morgan Stanley Capital International (MSCI) AC World ex. U.S. (Net) Index (“MSCI ACWI ex. U.S.”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excludes the U.S.) and 23 emerging markets (as of June 2, 2014), and has growth style characteristics.

4

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(0.38)%	(1.19)%
BofA Merrill Lynch Global Broad Market ex. U.S. Index	(3.04)	(4.61)
20% MSCI AC World ex. U.S. (Net) Index/75% BofA Merrill Lynch Global Broad Market ex. U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(3.01)	(4.04)
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.38)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: BofA Merrill Lynch Global Broad Market ex. U.S. Index and 20% MSCI AC World ex. U.S. (Net) Index/75% BofA Merrill Lynch Global Broad Market ex. U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (3.04)% and (3.01)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 19.8% equity investments, 75.0% fixed income investments and 5.2% non-traditional (alternative) investments.

•

Global economic growth continued at a slow and uneven pace, with the euro-area and Japan economy stuck in slow or negative growth mode. The bond markets turned more volatile in 2014 as growth trends and monetary policies in the world’s biggest economies headed in different directions. Against this backdrop, the Portfolio’s emerging market bonds, TIPS and real estate holdings were lead contributors to performance. Detractors from performance included global high-yield corporate bonds, international equities and global sovereign debt. The Portfolio outperformed both its primary benchmark and secondary composite benchmark.

5

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
iShares® Global ex USD High Yield Corporate Bond ETF	15.6%
iShares® JP Morgan USD Emerging Markets Bond ETF	15.1
EQ/Global Bond PLUS Portfolio	13.1
EQ/PIMCO Global Real Return Portfolio	9.0
SPDR® DB International Government Inflation-Protected Bond ETF	8.3
EQ/International Equity Index Portfolio	4.2
iShares® International Treasury Bond ETF	4.1
iShares® International Select Dividend ETF	3.9
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	3.3
EQ/Real Estate PLUS Portfolio	3.1
PowerShares Global Short Term High Yield Bond Portfolio	2.9
EQ/MFS International Growth Portfolio	2.4
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.9
Vanguard Short-Term Inflation-Protected Securities ETF	1.7
EQ/Emerging Markets Equity PLUS Portfolio	1.7
Templeton Global Smaller Companies, Advisor Class	1.6
AXA SmartBeta Equity Portfolio	1.3
EQ/Low Volatility Global ETF Portfolio	1.3
Morgan Stanley Institutional Fund, Inc. - Frontier Emerging Markets Portfolio, Institutional Class	1.2
PowerShares DB G10 Currency Harvest Fund	1.0
iShares® Global Infrastructure ETF	1.0
Templeton Emerging Markets Small Cap, Advisor Class	0.9
iShares® MSCI EAFE Small-Cap ETF	0.9
SPDR® S&P Emerging Markets SmallCap ETF	0.3
iShares® Emerging Markets Infrastructure ETF	0.1
iShares® MSCI Frontier 100 ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$942.04	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

6

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	5,376	$57,522
EQ/Emerging Markets Equity PLUS Portfolio‡	8,041	72,802
EQ/Global Bond PLUS Portfolio‡	62,306	575,942
EQ/International Equity Index Portfolio‡	21,153	186,588
EQ/Low Volatility Global ETF Portfolio‡	5,390	56,114
EQ/MFS International Growth Portfolio‡	15,708	104,491
EQ/PIMCO Global Real Return Portfolio‡	40,756	394,103
EQ/Real Estate PLUS Portfolio‡	12,954	135,460
iShares® Emerging Markets Infrastructure ETF	190	6,164
iShares® Global ex USD High Yield Corporate Bond ETF	13,540	687,019
iShares® Global Infrastructure ETF	1,010	42,572
iShares® International Select Dividend ETF	5,020	169,124
iShares® International Treasury Bond ETF	1,880	181,946
iShares® JP Morgan USD Emerging Markets Bond ETF	6,040	662,648
iShares® MSCI EAFE Small-Cap ETF	820	38,302
iShares® MSCI Frontier 100 ETF	170	5,236
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	2,820	54,022
PIMCO Foreign Bond Fund Unhedged, Institutional Class	8,345	82,530

PowerShares DB G10 Currency Harvest Fund*	1,800	$45,972
PowerShares Global Short Term High Yield Bond Portfolio	5,380	125,784
SPDR® DB International Government Inflation-Protected Bond ETF	6,370	362,772
SPDR® S&P Emerging Markets SmallCap ETF	320	14,189
Templeton Emerging Markets Small Cap, Advisor Class	3,182	39,262
Templeton Global Smaller Companies, Advisor Class	8,069	69,801
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	17,874	147,102
Vanguard Short-Term Inflation- Protected Securities ETF	1,540	74,290

Total Investments (100.3%) (Cost $4,631,684)		4,391,757
Other Assets Less Liabilities (-0.3%)		(12,629)

Net Assets (100%)		$4,379,128

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$70,524	$1,428	$71,887	$—	$—	$810
AXA International Value Managed Volatility Portfolio (b)	100,369	2,095	102,395	—	—	1,079
AXA SmartBeta Equity Portfolio	52,919	10,021	7,912	57,522	1,108	487
EQ/Emerging Markets Equity PLUS Portfolio	67,971	12,171	3,996	72,802	587	212
EQ/Global Bond PLUS Portfolio	511,976	101,869	29,946	575,942	5,392	7,470
EQ/International Equity Index Portfolio	—	214,826	8,050	186,588	6,567	(56)
EQ/Low Volatility Global ETF Portfolio	51,532	9,267	7,734	56,114	1,353	58
EQ/MFS International Growth Portfolio	99,536	21,416	5,580	104,491	1,297	4,297
EQ/PIMCO Global Real Return Portfolio	322,483	82,431	19,483	394,103	19,019	78
EQ/Real Estate PLUS Portfolio	115,429	28,783	18,862	135,460	8,028	1,896

	$1,392,739	$484,307	$275,845	$1,583,022	$43,351	$16,331

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,416,018	$—	$—	$2,416,018
Investment Companies	392,717	1,583,022	—	1,975,739

Total Assets	$2,808,735	$1,583,022	$—	$4,391,757

Total Liabilities	$—	$—	$—	$—

Total	$2,808,735	$1,583,022	$—	$4,391,757

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$981,699
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$364,145

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,392
Aggregate gross unrealized depreciation	(251,371)

Net unrealized depreciation	$(235,979)

Federal income tax cost of investments	$4,627,736

See Notes to Financial Statements.

8

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,639,375)	$1,583,022
Unaffiliated Issuers (Cost $2,992,309)	2,808,735
Cash	33,714
Receivable from investment manager	7,908
Receivable from Separate Accounts for Trust shares sold	728
Dividends, interest and other receivables	645
Receivable for securities sold	21
Other assets	17

Total assets	4,434,790

LIABILITIES
Distribution fees payable – Class B	935
Payable for securities purchased	131
Trustees’ fees payable	103
Payable to Separate Accounts for Trust shares redeemed	3
Accrued expenses	54,490

Total liabilities	55,662

NET ASSETS	$4,379,128

Net assets were comprised of:
Paid in capital	$4,610,444
Accumulated undistributed net investment income (loss)	4,931
Accumulated undistributed net realized gain (loss) on investments	3,680
Net unrealized appreciation (depreciation) on investments	(239,927)

Net assets	$4,379,128

Class B
Net asset value, offering and redemption price per share, $4,379,128 / 465,054 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($43,351 of dividend income received from affiliates)	$138,605
Interest	33

Total income	138,638

EXPENSES
Custodian fees	73,600
Professional fees	47,106
Administrative fees	37,216
Offering costs	14,593
Distribution fees – Class B	10,666
Investment management fees	6,399
Printing and mailing expenses	954
Trustees’ fees	220
Miscellaneous	939

Gross expenses	191,693
Less: Waiver from investment manager	(43,615)
Reimbursement from investment manager	(120,348)

Net expenses	27,730

NET INVESTMENT INCOME (LOSS)	110,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($2,501 of realized gain (loss) from affiliates)	5,061
Net distributions of realized gain received from Underlying Portfolios ($13,830 received from affiliates)	17,080

Net realized gain (loss)	22,141

Net change in unrealized appreciation (depreciation) on investments ($(18,179) of change in unrealized appreciation (depreciation) from affiliates)	(166,087)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(143,946)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,038)

See Notes to Financial Statements.

9

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$110,908	$33,070
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	22,141	127
Net change in unrealized appreciation (depreciation) on investments	(166,087)	(73,840)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,038)	(40,643)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(132,137)	(42,859)
Distributions from net realized capital gains
Class B	—	(6,447)
Return of capital
Class B	—	(10,373)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(132,137)	(59,679)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 52,782 and 401,994 shares, respectively ]	531,203	4,019,500
Capital shares issued in reinvestment of dividends and distributions [ 14,004 and 6,146 shares, respectively ]	132,137	59,679
Capital shares repurchased [ (9,871) and (1) shares, respectively ]	(97,886)	(8)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	565,454	4,079,171

TOTAL INCREASE (DECREASE) IN NET ASSETS	400,279	3,978,849
NET ASSETS:
Beginning of period	3,978,849	—

End of period (a)	$4,379,128	$3,978,849

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,931	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

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AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.75	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26	0.08
Net realized and unrealized gain (loss) on investments	(0.30)	(0.17)

Total from investment operations	(0.04)	(0.09)

Less distributions:
Dividends from net investment income	(0.29)	(0.11)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.03)

Total dividends and distributions	(0.29)	(0.16)

Net asset value, end of period	$9.42	$9.75

Total return (b)	(0.38)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,379	$3,979
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.49%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.60%	4.94	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.24)%	1.71	%(l)
Portfolio turnover rate (z)^	9%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

11

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(0.29)%	(0.94)%
BofA Merrill Lynch Global Broad Market ex. U.S. Index	(3.04)	(4.61)
35% MSCI AC World ex. U.S. (Net) Index/55% BofA Merrill Lynch Global Broad Market ex. U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(2.95)	(3.56)
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.29)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: BofA Merrill Lynch Global Broad Market ex. U.S. Index and the 35% MSCI AC World ex. U.S. (Net) Index/55% BofA Merrill Lynch Global Broad Market ex. U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (3.04)% and (2.95)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 34.7% equity investments, 54.9% fixed income investments and 10.4% non-traditional (alternative) investments.

•

Global economic growth continued at a slow and uneven pace, with the euro-area and Japan economy stuck in slow or negative growth mode. The bond markets turned more volatile in 2014 as growth trends and monetary policies in the world’s biggest economies headed in different directions. Against this backdrop, the Portfolio’s real estate and emerging market bonds were lead contributors to performance. Detractors from performance included global high-yield corporate bonds and international equities. The Portfolio outperformed both its primary benchmark and secondary composite benchmark.

12

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
iShares® Global ex USD High Yield Corporate Bond ETF	11.6%
iShares® JP Morgan USD Emerging Markets Bond ETF	11.0
EQ/Global Bond PLUS Portfolio	9.3
EQ/International Equity Index Portfolio	7.3
iShares® International Select Dividend ETF	6.9
EQ/PIMCO Global Real Return Portfolio	6.4
EQ/Real Estate PLUS Portfolio	6.3
SPDR® DB International Government Inflation-Protected Bond ETF	6.2
EQ/MFS International Growth Portfolio	4.3
iShares® International Treasury Bond ETF	3.4
EQ/Emerging Markets Equity PLUS Portfolio	2.9
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	2.4
iShares® MSCI EAFE Small-Cap ETF	2.4
AXA SmartBeta Equity Portfolio	2.3
EQ/Low Volatility Global ETF Portfolio	2.3
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	2.2
PowerShares Global Short Term High Yield Bond Portfolio	2.1
PowerShares DB G10 Currency Harvest Fund	2.1
Templeton Global Smaller Companies, Advisor Class	1.7
iShares® Global Infrastructure ETF	1.6
Templeton Emerging Markets Small Cap, Advisor Class	1.4
Vanguard Short-Term Inflation-Protected Securities ETF	1.4
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1.2
SPDR® S&P Emerging Markets SmallCap ETF	0.8
iShares® Emerging Markets Infrastructure ETF	0.4
iShares® MSCI Frontier 100 ETF	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$940.36	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	10,333	$110,557
EQ/Emerging Markets Equity PLUS Portfolio‡	15,195	137,573
EQ/Global Bond PLUS Portfolio‡	47,819	442,031
EQ/International Equity Index Portfolio‡	39,446	347,955
EQ/Low Volatility Global ETF Portfolio‡	10,447	108,763
EQ/MFS International Growth Portfolio‡	31,098	206,865
EQ/PIMCO Global Real Return Portfolio‡	31,352	303,169
EQ/Real Estate PLUS Portfolio‡	28,818	301,348
iShares® Emerging Markets Infrastructure ETF	580	18,815
iShares® Global ex USD High Yield Corporate Bond ETF	10,850	550,528
iShares® Global Infrastructure ETF	1,860	78,399
iShares® International Select Dividend ETF	9,830	331,173
iShares® International Treasury Bond ETF	1,680	162,590
iShares® JP Morgan USD Emerging Markets Bond ETF	4,780	524,414
iShares® MSCI EAFE Small-Cap ETF	2,490	116,308
iShares® MSCI Frontier 100 ETF	220	6,776
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	5,431	104,059
PIMCO Foreign Bond Fund Unhedged, Institutional Class	5,833	57,685

PowerShares DB G10 Currency Harvest Fund*	3,840	$98,074
PowerShares Global Short Term High Yield Bond Portfolio	4,230	98,897
SPDR® DB International Government Inflation-Protected Bond ETF	5,170	294,432
SPDR® S&P Emerging Markets SmallCap ETF	820	36,359
Templeton Emerging Markets Small Cap, Advisor Class	5,478	67,598
Templeton Global Smaller Companies, Advisor Class	9,465	81,870
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	14,177	116,674
Vanguard Short-Term Inflation- Protected Securities ETF	1,340	64,642

Total Investments (99.9%) (Cost $5,016,164)		4,767,554
Other Assets Less Liabilities (0.1%)		2,683

Net Assets (100%)		$4,770,237

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$125,905	$9,307	$135,100	$—	$—	$1,595
AXA International Value Managed Volatility Portfolio (b)	172,369	12,284	184,546	—	—	2,021
AXA SmartBeta Equity Portfolio	94,047	27,421	15,653	110,557	2,115	807
EQ/Emerging Markets Equity PLUS Portfolio	117,291	34,184	7,571	137,573	1,101	383
EQ/Global Bond PLUS Portfolio	373,667	118,876	44,213	442,031	4,103	5,732
EQ/International Equity Index Portfolio	—	399,536	13,639	347,955	12,151	(158)
EQ/Low Volatility Global ETF Portfolio	91,575	27,132	15,722	108,763	2,602	(39)
EQ/MFS International Growth Portfolio	170,940	66,831	10,638	206,865	2,549	8,341
EQ/PIMCO Global Real Return Portfolio	229,804	83,715	16,138	303,169	14,520	(5)
EQ/Real Estate PLUS Portfolio	225,393	85,962	29,936	301,348	17,735	3,329

	$1,600,991	$865,248	$473,156	$1,958,261	$56,876	$22,006

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

14

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,381,407	$—	$—	$2,381,407
Investment Companies	427,886	1,958,261	—	2,386,147

Total Assets	$2,809,293	$1,958,261	$—	$4,767,554

Total Liabilities	$—	$—	$—	$—

Total	$2,809,293	$1,958,261	$—	$4,767,554

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,566,680
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$551,347

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,547
Aggregate gross unrealized depreciation	(271,916)

Net unrealized depreciation	$(242,369)

Federal income tax cost of investments	$5,009,923

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,033,962)	$1,958,261
Unaffiliated Issuers (Cost $2,982,202)	2,809,293
Cash	48,130
Receivable from investment manager	7,876
Dividends, interest and other receivables	1,019
Receivable for securities sold	31
Other assets	16

Total assets	4,824,626

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	4,492
Distribution fees payable – Class B	1,012
Trustees’ fees payable	112
Payable for securities purchased	88
Accrued expenses	48,685

Total liabilities	54,389

NET ASSETS	$4,770,237

Net assets were comprised of:
Paid in capital	$5,002,293
Accumulated undistributed net investment income (loss)	6,976
Accumulated undistributed net realized gain (loss) on investments	9,578
Net unrealized appreciation (depreciation) on investments	(248,610)

Net assets	$4,770,237

Class B
Net asset value, offering and redemption price per share, $4,770,237 / 504,421 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($56,876 of dividend income received from affiliates)	$144,134
Interest	37

Total income	144,171

EXPENSES
Custodian fees	67,600
Professional fees	47,111
Administrative fees	37,368
Offering costs	14,593
Distribution fees – Class B	11,126
Investment management fees	6,675
Printing and mailing expenses	1,000
Trustees’ fees	232
Miscellaneous	939

Gross expenses	186,644
Less: Waiver from investment manager	(44,043)
Reimbursement from investment manager	(113,677)

Net expenses	28,924

NET INVESTMENT INCOME (LOSS)	115,247

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,503 of realized gain (loss) from affiliates)	6,084
Net distributions of realized gain received from Underlying Portfolios ($18,503 received from affiliates)	22,162

Net realized gain (loss)	28,246

Net change in unrealized appreciation (depreciation) on investments ($(34,822) of change in unrealized appreciation (depreciation) from affiliates)	(184,005)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(155,759)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(40,512)

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$115,247	$34,360
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	28,246	(1,244)
Net change in unrealized appreciation (depreciation) on investments	(184,005)	(64,605)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(40,512)	(31,489)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(137,216)	(42,928)
Distributions from net realized capital gains
Class B	—	(5,681)
Return of capital
Class B	—	(10,431)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(137,216)	(59,040)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 98,292 and 400,220 shares, respectively ]	984,756	4,002,149
Capital shares issued in reinvestment of dividends and distributions [ 14,464 and 6,085 shares, respectively ]	137,216	59,040
Capital shares repurchased [ (14,640) and 0 shares, respectively ]	(144,667)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	977,305	4,061,189

TOTAL INCREASE (DECREASE) IN NET ASSETS	799,577	3,970,660
NET ASSETS:
Beginning of period	3,970,660	—

End of period (a)	$4,770,237	$3,970,660

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,976	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26	0.09
Net realized and unrealized gain (loss) on investments	(0.29)	(0.17)

Total from investment operations	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	(0.28)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.28)	(0.15)

Net asset value, end of period	$9.46	$9.77

Total return (b)	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	12%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

18

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	0.13%	(0.34)%
MSCI AC World ex. U.S. (Net) Index	(3.87)	(3.10)
55% MSCI AC World ex. U.S. (Net) Index/25% BofA Merrill Lynch Global Broad Market ex. U.S. Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(2.80)	(2.78)
* Date of inception 10/30/13. Returnsfor periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 0.13% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmarks: MSCI AC World ex. U.S. (Net) Index, and 55% MSCI AC World ex. U.S. (Net) Index / 25% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (3.87)% and (2.80)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 54.5% equity investments, 25.0% fixed income investments and 20.5% non-traditional (alternative) investments.

•

Global economic growth continued at a slow and uneven pace, with the euro-area and Japan economy stuck in slow or negative growth mode. The bond markets turned more volatile in 2014 as growth trends and monetary policies in the world’s biggest economies headed in different directions. Against this backdrop, the Portfolio’s real estate, infrastructure and emerging market bonds lead contributors to performance. Detractors from performance included international equities and global high-yield corporate bonds. The Portfolio outperformed both its primary benchmark and secondary composite benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Real Estate PLUS Portfolio	12.5%
EQ/International Equity Index Portfolio	11.4
iShares® International Select Dividend ETF	11.0
EQ/MFS International Growth Portfolio	7.1
iShares® JP Morgan USD Emerging Markets Bond ETF	5.2
iShares® Global ex USD High Yield Corporate Bond ETF	5.2
iShares® MSCI EAFE Small-Cap ETF	4.5
EQ/Emerging Markets Equity PLUS Portfolio	4.3
EQ/Global Bond PLUS Portfolio	4.2
PowerShares DB G10 Currency Harvest Fund	4.1
AXA SmartBeta Equity Portfolio	3.6
EQ/Low Volatility Global ETF Portfolio	3.6
iShares® Global Infrastructure ETF	3.2
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	2.9
SPDR® DB International Government Inflation-Protected Bond ETF	2.9
EQ/PIMCO Global Real Return Portfolio	2.9
Templeton Emerging Markets Small Cap, Advisor Class	2.6
Templeton Global Smaller Companies, Advisor Class	2.3
iShares® International Treasury Bond ETF	1.5
PowerShares Global Short Term High Yield Bond Portfolio	1.0
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	1.0
SPDR® S&P Emerging Markets SmallCap ETF	0.9
iShares® Emerging Markets Infrastructure ETF	0.6
PIMCO Foreign Bond Fund Unhedged, Institutional Class	0.6
iShares® MSCI Frontier 100 ETF	0.5
Vanguard Short-Term Inflation-Protected Securities ETF	0.4

19

CHARTERSM INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the

Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$938.98	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

20

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CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	15,457	$165,383
EQ/Emerging Markets Equity PLUS Portfolio‡	21,452	194,217
EQ/Global Bond PLUS Portfolio‡	20,592	190,344
EQ/International Equity Index Portfolio‡	58,868	519,272
EQ/Low Volatility Global ETF Portfolio‡	15,639	162,818
EQ/MFS International Growth Portfolio‡	48,773	324,436
EQ/PIMCO Global Real Return Portfolio‡	13,644	131,933
EQ/Real Estate PLUS Portfolio‡	54,662	571,598
iShares® Emerging Markets Infrastructure ETF	910	29,520
iShares® Global ex USD High Yield Corporate Bond ETF	4,690	237,971
iShares® Global Infrastructure ETF	3,450	145,418
iShares® International Select Dividend ETF	14,840	499,959
iShares® International Treasury Bond ETF	730	70,649
iShares® JP Morgan USD Emerging Markets Bond ETF	2,180	239,168
iShares® MSCI EAFE Small-Cap ETF	4,350	203,189
iShares® MSCI Frontier 100 ETF	740	22,792
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	7,020	134,507
PIMCO Foreign Bond Fund Unhedged, Institutional Class	2,983	29,498

PowerShares DB G10 Currency Harvest Fund*	7,300	$186,442
PowerShares Global Short Term High Yield Bond Portfolio	1,910	44,656
SPDR® DB International Government Inflation-Protected Bond ETF	2,340	133,263
SPDR® S&P Emerging Markets SmallCap ETF	880	39,019
Templeton Emerging Markets Small Cap, Advisor Class	9,619	118,697
Templeton Global Smaller Companies, Advisor Class	11,955	103,413
Van Eck Unconstrained Emerging Markets Bond Fund, Institutional Class	5,303	43,645
Vanguard Short-Term Inflation-Protected Securities ETF	410	19,778

Total Investments (100.1%) (Cost $4,785,942)		4,561,585
Other Assets Less Liabilities (-0.1%)		(2,348)

Net Assets (100%)		$4,559,237

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
AXA International Core Managed Volatility Portfolio (a)	$184,977	$9,003	$193,817	$—	$—	$2,230
AXA International Value Managed Volatility Portfolio (b)	280,354	14,104	294,283	—	—	3,179
AXA SmartBeta Equity Portfolio	142,532	37,361	21,596	165,383	3,190	1,251
EQ/Emerging Markets Equity PLUS Portfolio	173,380	44,729	15,120	194,217	1,569	496
EQ/Global Bond PLUS Portfolio	176,009	52,022	35,081	190,344	1,782	2,612
EQ/International Equity Index Portfolio	—	614,759	37,292	519,272	18,288	(710)
EQ/Low Volatility Global ETF Portfolio	138,783	36,928	21,534	162,818	3,929	141
EQ/MFS International Growth Portfolio	278,029	102,959	23,469	324,436	4,031	13,165
EQ/PIMCO Global Real Return Portfolio	104,684	33,682	9,311	131,933	6,374	55
EQ/Real Estate PLUS Portfolio	456,808	153,628	79,414	571,598	33,902	7,115

	$1,935,556	$1,099,175	$730,917	$2,260,001	$73,065	$29,534

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/International Core PLUS Portfolio.
(b)	Formerly known as EQ/International Value PLUS Portfolio.

See Notes to Financial Statements.

21

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CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, Interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,871,824	$—	$—	$1,871,824
Investment Companies	429,760	2,260,001	—	2,689,761

Total Assets	$2,301,584	$2,260,001	$—	$4,561,585

Total Liabilities	$—	$—	$—	$—

Total	$2,301,584	$2,260,001	$—	$4,561,585

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,638,314
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$853,835

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,078
Aggregate gross unrealized depreciation	(262,566)

Net unrealized depreciation	$(213,488)

Federal income tax cost of investments	$4,775,073

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,353,643)	$2,260,001
Unaffiliated Issuers (Cost $2,432,299)	2,301,584
Cash	38,389
Receivable from investment manager	13,770
Dividends, interest and other receivables	929
Receivable for securities sold	31
Other assets	16

Total assets	4,614,720

LIABILITIES
Distribution fees payable – Class B	971
Trustees’ fees payable	111
Payable for securities purchased	42
Payable to Separate Accounts for Trust shares redeemed	19
Accrued expenses	54,340

Total liabilities	55,483

NET ASSETS	$4,559,237

Net assets were comprised of:
Paid in capital	$4,756,225
Accumulated undistributed net investment income (loss)	9,923
Accumulated undistributed net realized gain (loss) on investments	17,446
Net unrealized appreciation (depreciation) on investments	(224,357)

Net assets	$4,559,237

Class B
Net asset value, offering and redemption price per share, $4,559,237 / 478,729 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.52

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($73,065 of dividend income received from affiliates)	$141,695
Interest	35

Total income	141,730

EXPENSES
Custodian fees	69,600
Professional fees	47,110
Administrative fees	37,465
Offering costs	14,593
Distribution fees – Class B	11,197
Investment management fees	6,718
Printing and mailing expenses	999
Trustees’ fees	234
Miscellaneous	940

Gross expenses	188,856
Less: Waiver from investment manager	(44,183)
Reimbursement from investment manager	(115,564)

Net expenses	29,109

NET INVESTMENT INCOME (LOSS)	112,621

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,633 of realized gain (loss) from affiliates)	7,191
Net distributions of realized gain received from Underlying Portfolios ($23,901 received from affiliates)	28,948

Net realized gain (loss)	36,139

Net change in unrealized appreciation (depreciation) on investments ($(43,813) of change in unrealized appreciation (depreciation) from affiliates)	(168,236)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(132,097)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,476)

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$112,621	$36,404
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	36,139	(3,253)
Net change in unrealized appreciation (depreciation) on investments	(168,236)	(56,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(19,476)	(22,970)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(136,263)	(43,301)
Distributions from net realized capital gains
Class B	—	(4,622)
Return of capital
Class B	—	(10,277)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(136,263)	(58,200)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 80,760 and 400,000 shares, respectively ]	823,685	4,000,000
Capital shares issued in reinvestment of dividends and distributions [ 14,241 and 6,011 shares, respectively ]	136,263	58,200
Capital shares repurchased [ (22,283) and 0 shares, respectively ]	(222,002)	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	737,946	4,058,200

TOTAL INCREASE (DECREASE) IN NET ASSETS	582,207	3,977,030
NET ASSETS:
Beginning of period	3,977,030	—

End of period (a)	$4,559,237	$3,977,030

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,923	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

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CHARTERSM INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.80	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25	0.09
Net realized and unrealized gain (loss) on investments	(0.24)	(0.14)

Total from investment operations	0.01	(0.05)

Less distributions:
Dividends from net investment income	(0.29)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.29)	(0.15)

Net asset value, end of period	$9.52	$9.80

Total return (b)	0.13%	(0.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,559	$3,977
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	4.22%	3.89%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.51%	5.46	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.05)%	2.22	%(l)
Portfolio turnover rate (z)^	19%	12%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

25

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	0.93%	0.65%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03	0.05
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 0.93% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.03% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 100.0% non-traditional (alternative) investments.

•

In 2014, alternative strategies in aggregate produced modest gains in excess of short-term Treasury rates. The Portfolio’s convertible securities, real estate and global infrastructure holdings contributed to gains. Performance detractors were mainly commodities holdings, including energy, natural resources and metals. The Portfolio outperformed its cash benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/GAMCO Mergers and Acquisitions Portfolio	25.9%
EQ/Convertible Securities Portfolio	14.2
PowerShares DB G10 Currency Harvest Fund	13.9
iShares® Global Infrastructure ETF	7.9
EQ/Real Estate PLUS Portfolio	6.6
PowerShares DB Gold Fund	4.2
BlackRock Global Long/Short Credit Fund, Institutional Class	3.7
EQ/Natural Resources PLUS Portfolio	2.9
EQ/Energy ETF Portfolio	2.9
iShares® U.S. Oil & Gas Exploration & Production ETF	2.5
AQR Managed Futures Strategy, Institutional Class	2.4
PowerShares Multi-Strategy Alternative Portfolio	2.1
iShares® Emerging Markets Infrastructure ETF	2.0
PowerShares DB Commodity Index Tracking Fund	1.9
Franklin K2 Alternative Strategies Fund, Advisor Class	1.8
PowerShares DB Base Metals Fund	1.4
iShares® MSCI Global Agriculture Producers ETF	1.1
PowerShares DB Silver Fund	0.8
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	0.5
Blackstone/GSO Long-Short Credit Income Fund	0.5
WisdomTree Managed Futures Strategy Fund	0.4
PowerShares DB Agriculture Fund	0.2
iShares® MSCI Global Gold Miners ETF	0.2

26

CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$950.17	$3.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.92	3.32

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	13,357	$141,988
BlackRock Global Long/Short Credit Fund, Institutional Class	20,701	214,668
Blackstone/GSO Long-Short Credit Income Fund	1,843	28,622
EQ/Convertible Securities Portfolio‡	77,911	831,281
EQ/Energy ETF Portfolio‡	20,354	168,845
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	116,991	1,523,108
EQ/Natural Resources PLUS Portfolio‡	19,305	169,360
EQ/Real Estate PLUS Portfolio‡	36,964	386,532
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	4,355	28,960
Franklin K2 Alternative Strategies Fund, Advisor Class	9,615	104,130
iShares® Emerging Markets Infrastructure ETF	3,590	116,460
iShares® Global Infrastructure ETF	11,030	464,914
iShares® MSCI Global Agriculture Producers ETF	2,400	63,720
iShares® MSCI Global Gold Miners ETF	1,780	13,261
iShares® U.S. Oil & Gas Exploration & Production ETF	2,060	147,166
PowerShares DB Agriculture Fund*	590	$14,685
PowerShares DB Base Metals Fund*	5,110	81,249
PowerShares DB Commodity Index Tracking Fund*	6,150	113,467
PowerShares DB G10 Currency Harvest Fund*	32,000	817,280
PowerShares DB Gold Fund*	6,350	248,476
PowerShares DB Silver Fund*	1,780	44,982
PowerShares Multi-Strategy Alternative Portfolio*	5,180	125,356
WisdomTree Managed Futures Strategy Fund*	500	21,785

Total Investments (99.4%) (Cost $6,055,713)		5,870,295
Other Assets Less Liabilities (0.6%)		38,283

Net Assets (100%)		$5,908,578

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$631,639	$523,144	$352,474	$831,281	$16,064	$16,155
EQ/Energy ETF Portfolio	154,206	141,078	98,682	168,845	3,099	1,431
EQ/GAMCO Mergers and Acquisitions Portfolio	1,127,814	993,500	567,556	1,523,108	—	59,178
EQ/Natural Resources PLUS Portfolio	159,487	130,953	93,753	169,360	2,904	2,631
EQ/Real Estate PLUS Portfolio	290,830	290,245	222,785	386,532	22,777	7,480

	$2,363,976	$2,078,920	$1,335,250	$3,079,126	$44,844	$86,875

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,272,801	$—	$—	$2,272,801
Investment Companies	518,368	3,079,126	—	3,597,494

Total Assets	$2,791,169	$3,079,126	$—	$5,870,295

Total Liabilities	$—	$—	$—	$—

Total	$2,791,169	$3,079,126	$—	$5,870,295

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,891,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,980,539

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,853
Aggregate gross unrealized depreciation	(239,472)

Net unrealized depreciation	$(144,619)

Federal income tax cost of investments	$6,014,914

See Notes to Financial Statements.

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CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,148,573)	$3,079,126
Unaffiliated Issuers (Cost $2,907,140)	2,791,169
Cash	80,871
Receivable from investment manager	5,355
Receivable from Separate Accounts for Trust shares sold	2,751
Receivable for securities sold	66
Dividends, interest and other receivables	8
Other assets	19

Total assets	5,959,365

LIABILITIES
Distribution fees payable – Class B	1,241
Trustees’ fees payable	124
Payable to Separate Accounts for Trust shares redeemed	22
Accrued expenses	49,400

Total liabilities	50,787

NET ASSETS	$5,908,578

Net assets were comprised of:
Paid in capital	$6,027,463
Accumulated undistributed net investment income (loss)	17,549
Accumulated undistributed net realized gain (loss) on investments	48,984
Net unrealized appreciation (depreciation) on investments	(185,418)

Net assets	$5,908,578

Class B
Net asset value, offering and redemption price per share, $5,908,578 / 607,805 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.72

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($44,844 of dividend income received from affiliates)	$77,690
Interest	67

Total income	77,757

EXPENSES
Custodian fees	53,600
Professional fees	47,133
Administrative fees	38,472
Offering costs	14,593
Distribution fees – Class B	13,488
Investment management fees	8,093
Printing and mailing expenses	1,189
Trustees’ fees	271
Miscellaneous	1,000

Gross expenses	177,839
Less: Waiver from investment manager	(46,565)
Reimbursement from investment manager	(96,150)

Net expenses	35,124

NET INVESTMENT INCOME (LOSS)	42,633

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($3,432 of realized gain (loss) from affiliates)	(2,828)
Net distributions of realized gain received from Underlying Portfolios ($83,443 received from affiliates)	98,589

Net realized gain (loss)	95,761

Net change in unrealized appreciation (depreciation) on investments ($(28,520) of change in unrealized appreciation (depreciation) from affiliates)	(113,871)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,110)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,523

See Notes to Financial Statements.

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CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,633	$26,804
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	95,761	40,464
Net change in unrealized appreciation (depreciation) on investments	(113,871)	(71,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,523	(4,279)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(101,946)	(62,400)
Distributions from net realized capital gains
Class B	—	(12,405)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(101,946)	(74,805)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 329,509 and 413,646 shares, respectively ]	3,300,490	4,133,753
Capital shares issued in reinvestment of dividends and distributions [ 10,481 and 7,693 shares, respectively ]	101,946	74,805
Capital shares repurchased [ (153,518) and (6) shares, respectively ]	(1,545,851)	(58)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,856,585	4,208,500

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,779,162	4,129,416
NET ASSETS:
Beginning of period	4,129,416	—

End of period (a)	$5,908,578	$4,129,416

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$17,549	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

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CHARTERSM ALTERNATIVE 100 CONSERVATIVE PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.80	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08	0.07
Net realized and unrealized gain (loss) on investments	0.01 †	(0.09)

Total from investment operations	0.09	(0.02)

Less distributions:
Dividends from net investment income	(0.17)	(0.16)
Distributions from net realized gains	—	(0.02)

Total dividends and distributions	(0.17)	(0.18)

Net asset value, end of period	$9.72	$9.80

Total return (b)	0.93%	(0.17)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,909	$4,129
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.30%	3.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	0.79%	3.96	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.86)%	0.77	%(l)
Portfolio turnover rate (z)^	37%	5%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

32

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(0.16)%	(1.00)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03	0.05
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.16)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.03% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 100.0% non-traditional (alternative) investments.

•

In 2014, alternative strategies in aggregate produced modest gains in excess of short-term Treasury rates. The Portfolio’s convertible securities, real estate and global infrastructure contributed to gains. Performance detractors were mainly commodities holdings, including energy, natural resources and metals. The Portfolio slightly underperformed its cash benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/GAMCO Mergers and Acquisitions Portfolio	19.0%
EQ/Real Estate PLUS Portfolio	10.5
EQ/Convertible Securities Portfolio	10.3
PowerShares DB G10 Currency Harvest Fund	10.2
iShares® Global Infrastructure ETF	7.8
PowerShares DB Gold Fund	5.4
EQ/Energy ETF Portfolio	5.0
EQ/Natural Resources PLUS Portfolio	4.9
iShares® U.S. Oil & Gas Exploration & Production ETF	4.6
AQR Managed Futures Strategy, Institutional Class	3.8
BlackRock Global Long/Short Credit Fund, Institutional Class	3.6
PowerShares DB Commodity Index Tracking Fund	3.4
PowerShares DB Base Metals Fund	2.1
iShares® Emerging Markets Infrastructure ETF	1.9
PowerShares Multi-Strategy Alternative Portfolio	1.7
iShares® MSCI Global Agriculture Producers ETF	1.5
iShares® MSCI Global Gold Miners ETF	1.4
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	0.8
Franklin K2 Alternative Strategies Fund, Advisor Class	0.8
PowerShares DB Silver Fund	0.8
PowerShares DB Agriculture Fund	0.4
WisdomTree Managed Futures Strategy Fund	0.1

33

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$929.59	$3.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	3.33

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	27,610	$293,499
BlackRock Global Long/Short Credit Fund, Institutional Class	26,721	277,096
EQ/Convertible Securities Portfolio‡	74,232	792,031
EQ/Energy ETF Portfolio‡	46,616	386,700
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	111,899	1,453,811
EQ/Natural Resources PLUS Portfolio‡	43,145	378,496
EQ/Real Estate PLUS Portfolio‡	77,022	805,416
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	9,581	63,713
Franklin K2 Alternative Strategies Fund, Advisor Class	5,839	63,240
iShares® Emerging Markets Infrastructure ETF	4,500	145,980
iShares® Global Infrastructure ETF	14,120	595,158
iShares® MSCI Global Agriculture Producers ETF	4,270	113,369
iShares® MSCI Global Gold Miners ETF	13,970	104,077
iShares® U.S. Oil & Gas Exploration & Production ETF	4,920	351,485

PowerShares DB Agriculture Fund*	1,360	$33,850
PowerShares DB Base Metals Fund*	9,900	157,410
PowerShares DB Commodity Index Tracking Fund*	13,900	256,455
PowerShares DB G10 Currency Harvest Fund*	30,560	780,502
PowerShares DB Gold Fund*	10,590	414,387
PowerShares DB Silver Fund*	2,470	62,419
PowerShares Multi-Strategy Alternative Portfolio*	5,480	132,616
WisdomTree Managed Futures Strategy Fund*	230	10,021

Total Investments (99.2%) (Cost $8,076,160)		7,671,731
Other Assets Less Liabilities (0.8%)		62,043

Net Assets (100%)		$7,733,774

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$429,374	$439,659	$94,901	$792,031	$14,483	$14,972
EQ/Energy ETF Portfolio	255,986	303,035	108,327	386,700	7,042	2,535
EQ/GAMCO Mergers and Acquisitions Portfolio	876,041	858,137	244,293	1,453,811	—	57,012
EQ/Natural Resources PLUS Portfolio	255,296	256,772	71,112	378,496	6,436	3,893
EQ/Real Estate PLUS Portfolio	418,360	452,314	102,730	805,416	47,073	8,609

	$2,235,057	$2,309,917	$621,363	$3,816,454	$75,034	$87,021

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,157,729	$—	$—	$3,157,729
Investment Companies	697,548	3,816,454	—	4,514,002

Total Assets	$3,855,277	$3,816,454	$—	$7,671,731

Total Liabilities	$—	$—	$—	$—

Total	$3,855,277	$3,816,454	$—	$7,671,731

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,579,176
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$792,222

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,786
Aggregate gross unrealized depreciation	(430,623)

Net unrealized depreciation	$(348,837)

Federal income tax cost of investments	$8,020,568

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,969,494)	$3,816,454
Unaffiliated Issuers (Cost $4,106,666)	3,855,277
Cash	106,627
Receivable from investment manager	5,113
Receivable from Separate Accounts for Trust shares sold	2,144
Receivable for securities sold	108
Dividends, interest and other receivables	10
Other assets	20

Total assets	7,785,753

LIABILITIES
Distribution fees payable – Class B	1,615
Trustees’ fees payable	168
Payable to Separate Accounts for Trust shares redeemed	45
Accrued expenses	50,151

Total liabilities	51,979

NET ASSETS	$7,733,774

Net assets were comprised of:
Paid in capital	$8,059,206
Accumulated undistributed net investment income (loss)	26,673
Accumulated undistributed net realized gain (loss) on investments	52,324
Net unrealized appreciation (depreciation) on investments	(404,429)

Net assets	$7,733,774

Class B
Net asset value, offering and redemption price per share, $7,733,774 / 810,534 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.54

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($75,034 of dividend income received from affiliates)	$118,092
Interest	79

Total income	118,171

EXPENSES
Custodian fees	57,100
Professional fees	47,155
Administrative fees	38,931
Distribution fees – Class B	15,407
Offering costs	14,593
Investment management fees	9,244
Printing and mailing expenses	1,408
Trustees’ fees	324
Miscellaneous	1,077

Gross expenses	185,239
Less: Waiver from investment manager	(48,175)
Reimbursement from investment manager	(96,880)

Net expenses	40,184

NET INVESTMENT INCOME (LOSS)	77,987

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($1,476 of realized gain (loss) from affiliates)	2,444
Net distributions of realized gain received from Underlying Portfolios ($85,545 received from affiliates)	109,369

Net realized gain (loss)	111,813

Net change in unrealized appreciation (depreciation) on investments ($(107,157) of change in unrealized appreciation (depreciation) from affiliates)	(310,166)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(198,353)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(120,366)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$77,987	$28,160
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	111,813	29,202
Net change in unrealized appreciation (depreciation) on investments	(310,166)	(94,263)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(120,366)	(36,901)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(138,373)	(56,846)
Distributions from net realized capital gains
Class B	—	(10,214)
Return of capital
Class B	—	(3,390)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(138,373)	(70,450)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 385,137 and 431,367 shares, respectively ]	3,864,484	4,305,709
Capital shares issued in reinvestment of dividends and distributions [ 14,465 and 7,303 shares, respectively ]	138,373	70,450
Capital shares repurchased [ (27,726) and (12) shares, respectively ]	(279,035)	(117)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,723,822	4,376,042

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,465,083	4,268,691
NET ASSETS:
Beginning of period	4,268,691	—

End of period (a)	$7,733,774	$4,268,691

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$26,673	$—

* The Portfolio commenced operations on October 30, 2013.

See Notes to Financial Statements.

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CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.07
Net realized and unrealized gain (loss) on investments	(0.15)	(0.17)

Total from investment operations	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	(0.17)	(0.14)
Distributions from net realized gains	—	(0.02)
Return of capital	—	(0.01)

Total dividends and distributions	(0.17)	(0.17)

Net asset value, end of period	$9.54	$9.73

Total return (b)	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	13%	7%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

39

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/14
	1 Year	Since Incept.
Portfolio – Class B Shares*	(1.95)%	(3.18)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.03	0.05
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.95)% for the year ended December 31, 2014. This compares to the returns of the following broad market benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.03% over the same period.

Portfolio Highlights

For the year ended December 31, 2014

•	As of 12/31/2014, the Portfolio’s allocation consisted of 100.0% non-traditional (alternative) investments.

•

In 2014, alternative strategies in aggregate produced modest gains in excess of short-term Treasury rates. The Portfolio’s real estate, global infrastructure and convertible securities contributed to gains. Performance detractors were mainly commodities holdings, including energy, natural resources and metals. The Portfolio underperformed its cash benchmark.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2014
EQ/Real Estate PLUS Portfolio	15.0%
iShares® Global Infrastructure ETF	8.8
EQ/Energy ETF Portfolio	8.4
EQ/Natural Resources PLUS Portfolio	8.3
EQ/Convertible Securities Portfolio	7.7
iShares® U.S. Oil & Gas Exploration & Production ETF	7.5
PowerShares DB G10 Currency Harvest Fund	7.4
PowerShares DB Gold Fund	6.4
PowerShares DB Commodity Index Tracking Fund	4.3
EQ/GAMCO Mergers and Acquisitions Portfolio	4.1
AQR Managed Futures Strategy, Institutional Class	4.1
PowerShares DB Base Metals Fund	2.4
iShares® MSCI Global Gold Miners ETF	2.3
iShares® MSCI Global Agriculture Producers ETF	2.3
iShares® Emerging Markets Infrastructure ETF	2.2
BlackRock Global Long/Short Credit Fund, Institutional Class	2.2
PowerShares Multi-Strategy Alternative Portfolio	1.8
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	1.5
WisdomTree Managed Futures Strategy Fund	1.0
PowerShares DB Silver Fund	1.0
PowerShares DB Agriculture Fund	0.8
Blackstone/GSO Long-Short Credit Income Fund	0.3
Franklin K2 Alternative Strategies Fund, Advisor Class	0.2

40

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2014 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 - 12/31/14
Class B
Actual	$1,000.00	$897.91	$3.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	3.33

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2014

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AQR Managed Futures Strategy, Institutional Class	21,579	$229,380
BlackRock Global Long/Short Credit Fund, Institutional Class	11,859	122,974
Blackstone/GSO Long-Short Credit Income Fund	966	15,002
EQ/Convertible Securities Portfolio‡	40,788	435,197
EQ/Energy ETF Portfolio‡	56,813	471,288
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	17,775	230,935
EQ/Natural Resources PLUS Portfolio‡	53,626	470,444
EQ/Real Estate PLUS Portfolio‡	80,799	844,912
Financial Investors Trust-Listed Private Equity Fund, Institutional Class	13,087	87,030
Franklin K2 Alternative Strategies Fund, Advisor Class	1,290	13,973
iShares® Emerging Markets Infrastructure ETF	3,870	125,543
iShares® Global Infrastructure ETF	11,820	498,213
iShares® MSCI Global Agriculture Producers ETF	4,970	131,954
iShares® MSCI Global Gold Miners ETF	17,790	132,535
iShares® U.S. Oil & Gas Exploration & Production ETF	5,940	424,353
PowerShares DB Agriculture Fund*	1,800	$44,802
PowerShares DB Base Metals Fund*	8,560	136,104
PowerShares DB Commodity Index Tracking Fund*	13,040	240,588
PowerShares DB G10 Currency Harvest Fund*	16,430	419,622
PowerShares DB Gold Fund*	9,230	361,170
PowerShares DB Silver Fund*	2,180	55,091
PowerShares Multi-Strategy Alternative Portfolio*	4,090	98,978
WisdomTree Managed Futures Strategy Fund*	1,270	55,334

Total Investments (99.3%) (Cost $6,048,049)		5,645,422
Other Assets Less Liabilities (0.7%)		38,464

Net Assets (100%)		$5,683,886

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2014, were as follows:

Securities	Value December 31, 2013	Purchases at Cost	Sales at Cost	Value December 31, 2014	Dividend Income	Realized Gain (Loss)†
EQ/Convertible Securities Portfolio	$316,459	$178,430	$74,722	$435,197	$8,239	$8,190
EQ/Energy ETF Portfolio	356,201	261,197	62,814	471,288	8,679	1,486
EQ/GAMCO Mergers and Acquisitions Portfolio	222,396	137,727	123,893	230,935	—	8,247
EQ/Natural Resources PLUS Portfolio	364,260	243,826	65,413	470,444	8,094	4,905
EQ/Real Estate PLUS Portfolio	522,390	366,204	93,739	844,912	49,926	9,099

	$1,781,706	$1,187,384	$420,581	$2,452,776	$74,938	$31,927

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2014

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2014:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,724,287	$—	$—	$2,724,287
Investment Companies	468,359	2,452,776	—	2,921,135

Total Assets	$3,192,646	$2,452,776	$—	$5,645,422

Total Liabilities	$—	$—	$—	$—

Total	$3,192,646	$2,452,776	$—	$5,645,422

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2014.

The Portfolio held no derivatives contracts during the year ended December 31, 2014.

Investment security transactions for the year ended December 31, 2014 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,649,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$606,816

As of December 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,084
Aggregate gross unrealized depreciation	(425,032)

Net unrealized depreciation	$(340,948)

Federal income tax cost of investments	$5,986,370

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,587,923)	$2,452,776
Unaffiliated Issuers (Cost $3,460,126)	3,192,646
Cash	91,085
Receivable from investment manager	5,517
Receivable from Separate Accounts for Trust shares sold	2,784
Receivable for securities sold	53
Dividends, interest and other receivables	6
Other assets	19

Total assets	5,744,886

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	10,679
Distribution fees payable – Class B	1,201
Trustees’ fees payable	131
Accrued expenses	48,989

Total liabilities	61,000

NET ASSETS	$5,683,886

Net assets were comprised of:
Paid in capital	$6,053,130
Accumulated undistributed net investment income (loss)	19,848
Accumulated undistributed net realized gain (loss) on investments	13,535
Net unrealized appreciation (depreciation) on investments	(402,627)

Net assets	$5,683,886

Class B
Net asset value, offering and redemption price per share, $5,683,886 / 611,523 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.29

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

INVESTMENT INCOME
Dividends ($74,938 of dividend income received from affiliates)	$116,503
Interest	56

Total income	116,559

EXPENSES
Custodian fees	52,100
Professional fees	47,129
Administrative fees	38,089
Offering costs	14,593
Distribution fees – Class B	12,857
Investment management fees	7,714
Printing and mailing expenses	1,156
Trustees’ fees	268
Miscellaneous	1,027

Gross expenses	174,933
Less: Waiver from investment manager	(45,803)
Reimbursement from investment manager	(95,622)

Net expenses	33,508

NET INVESTMENT INCOME (LOSS)	83,051

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(951) of realized gain (loss) from affiliates)	(1,352)
Net distributions of realized gain received from Underlying Portfolios ($32,878 received from affiliates)	48,048

Net realized gain (loss)	46,696

Net change in unrealized appreciation (depreciation) on investments ($(95,733) of change in unrealized appreciation (depreciation) from affiliates)	(292,837)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(246,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(163,090)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$83,051	$30,631
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	46,696	6,322
Net change in unrealized appreciation (depreciation) on investments	(292,837)	(109,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(163,090)	(72,837)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(120,212)	(42,097)
Distributions from net realized capital gains
Class B	—	(3,579)
Return of capital
Class B	—	(10,044)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(120,212)	(55,720)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 206,852 and 402,055 shares, respectively ]	2,055,013	4,019,750
Capital shares issued in reinvestment of dividends and distributions [ 12,868 and 5,819 shares, respectively ]	120,212	55,720
Capital shares repurchased [ (16,071) and 0# shares, respectively ]	(154,948)	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,020,277	4,075,468

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,736,975	3,946,911
NET ASSETS:
Beginning of period	3,946,911	—

End of period (a)	$5,683,886	$3,946,911

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$19,848	$—

* The Portfolio commenced operations on October 30, 2013.
# Number of shares is less than 0.5.

See Notes to Financial Statements.

45

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Year Ended December 31, 2014	October 30, 2013* to December 31, 2013
Net asset value, beginning of period	$9.68	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16	0.08
Net realized and unrealized gain (loss) on investments	(0.35)	(0.25)

Total from investment operations	(0.19)	(0.17)

Less distributions:
Dividends from net investment income	(0.20)	(0.11)
Distributions from net realized gains	—	(0.01)
Return of capital	—	(0.03)

Total dividends and distributions	(0.20)	(0.15)

Net asset value, end of period	$9.29	$9.68

Total return (b)	(1.95)%	(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,684	$3,947
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.40%	3.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.62%	4.62	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.14)%	1.36	%(l)
Portfolio turnover rate (z)^	12%	7%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”).
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

46

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-eight diversified Portfolios (each a “Portfolio” and together “the Portfolios”). These financial statements present six of the Portfolios. The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On October 30, 2013, AXA Equitable contributed $4,000,000 in seed capital into Class B shares of each of the Portfolios presented in these financial statements.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as “fund-of-funds.” Each of the Portfolios presented in these financial statements (each a “Charter Allocation Portfolio” and together the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within the EQ Advisors Trust, managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. The Portfolios presented in these financial statements only offer Class B Shares. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to portfolios of EQ Advisors Trust.

The investment objectives of each Portfolio are as follows:

CharterSM International Conservative Portfolio — Seeks a high level of current income.

CharterSM International Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM International Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Alternative 100 Conservative Plus Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Moderate Portfolio — Seeks long-term capital appreciation.

CharterSM Alternative 100 Growth Portfolio — Seeks long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of U.S. GAAP.

47

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2014 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

48

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Advisers”) for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At December 31, 2014, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the Trust is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in each Statement of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

49

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Offering costs incurred during the year ended December 31, 2013 by the Portfolios shown below were:

Portfolios:	Amount
CharterSM International Conservative	$17,579
CharterSM International Moderate	17,579
CharterSM International Growth	17,579
CharterSM Alternative 100 Conservative Plus	17,578
CharterSM Alternative 100 Moderate	17,579
CharterSM Alternative 100 Growth	17,579

Offering costs are amortized by the Portfolios over a twelve-month period on a straight-line basis.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2014, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for Capital Loss Carryovers (CharterSM Alternative 100 Growth Portfolio) and Partnership Basis Adjustments (CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio and CharterSM Alternative 100 Growth Portfolio). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2014 and December 31, 2013, were as follows:

	Year Ended December 31, 2014				Year Ended December 31, 2013
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
CharterSM International Conservative	$132,137	$—	$2,167	$2,496	$42,859	$6,447	$—	$—
CharterSM International Moderate	137,216	—	3,204	7,109	42,928	5,681	—	—

50

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

	Year Ended December 31, 2014				Year Ended December 31, 2013
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
CharterSM International Growth	$136,263	$—	$4,227	$12,273	$43,301	$4,622	$—	$—
CharterSM Alternative 100 Conservative Plus	101,946	—	13,436	12,298	62,400	12,405	—	311
CharterSM Alternative 100 Moderate	138,373	—	19,943	3,462	56,846	10,214	—	—
CharterSM Alternative 100 Growth	120,212	—	11,163	—	42,097	3,579	—	—
There was no Return of Capital for any Portfolios during the year ended December 31, 2014.

Additionally, the following Portfolios had a Return of Capital during the year ended December 31, 2013.

Portfolios:	Return of Capital
CharterSM International Conservative	$10,373
CharterSM International Moderate	10,431
CharterSM International Growth	10,277
CharterSM Alternative 100 Moderate	3,390
CharterSM Alternative 100 Growth	10,044

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2014 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
CharterSM International Conservative	$26,160	$(7,012)	$(19,148)
CharterSM International Moderate	28,945	(7,832)	(21,113)
CharterSM International Growth	33,565	(8,576)	(24,989)
CharterSM Alternative 100 Conservative Plus	$76,862	$(43,919)	$(32,943)
CharterSM Alternative 100 Moderate	87,059	(54,482)	(32,577)
CharterSM Alternative 100 Growth	57,009	(29,082)	(27,927)

The significant permanent book and tax differences related to the adjustments above are related to Short-Term Capital Gain Distributions Received From Fund of Fund Investments (CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio and CharterSM Alternative 100 Growth Portfolio).

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolio utilized net capital loss carryforwards during 2014 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Utilized		Losses Carried Forward
Portfolio:	Short Term	Long Term	Short Term	Long Term
CharterSM Alternative 100 Growth	$—	$—	$21,242	$18,217

51

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Note 2	Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the year ended December 31, 2014, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM International Conservative	0.150% of average daily net assets
CharterSM International Moderate	0.150% of average daily net assets
CharterSM International Growth	0.150% of average daily net assets
CharterSM Alternative 100 Conservative Plus	0.150% of average daily net assets
CharterSM Alternative 100 Moderate	0.150% of average daily net assets
CharterSM Alternative 100 Growth	0.150% of average daily net assets

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays to FMG LLC, as Administrator, an annual fee in accordance with the following schedule:

(i) Each Charter Allocation Portfolio pays the greater of $32,500 or its proportionate share of an asset-based administration fee. The asset-based administration fee is equal to an annual rate of 0.15% of the aggregate average daily net assets of the CharterSM Fixed Income Portfolio, CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Equity Portfolio, CharterSM International Conservative Portfolio, CharterSM International Moderate Portfolio, CharterSM International Growth Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Multi-Sector Bond Portfolio (prior to conversion known as Multimanager Multi-Sector Bond Portfolio), CharterSM Real Assets Portfolio, CharterSM Small Cap Growth Portfolio (prior to conversion known as Multimanager Small Cap Growth Portfolio), CharterSM Small Cap Value Portfolio (prior to conversion known as Multimanager Small Cap Value Portfolio), CharterSM Alternative 100 Conservative Plus Portfolio, CharterSM Alternative 100 Moderate Portfolio, and CharterSM Alternative 100 Growth Portfolio, including Portfolios of the Trust not presented in these financial statements.

Prior to October 1, 2014, the administration fee for the Charter Allocation Portfolios was as follows:

(i) $32,500 for each Charter Allocation Portfolio; plus

(ii) 0.150% of the total average net assets.

To be calculated on a per Portfolio basis.

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

52

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2015 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM International Conservative*	N/A	N/A	0.65%
CharterSM International Moderate*	N/A	N/A	0.65
CharterSM International Growth*	N/A	N/A	0.65
CharterSM Alternative 100 Conservative Plus*	N/A	N/A	0.65
CharterSM Alternative 100 Moderate*	N/A	N/A	0.65
CharterSM Alternative 100 Growth*	N/A	N/A	0.65

+	Includes amounts payable pursuant to Rule 12b-1
*	Portfolio currently only has Class B shares registered

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous

53

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

payments or waivers made, the Portfolio will be charged such lower expenses. FMG LLC’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

During the year ended December 31, 2014, FMG LLC received total recoupments of $1,252,578 of Portfolios of the Trust not included in these financial statements.

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2014, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2015	2016	2017	Total Eligible For Reimbursement
CharterSM International Conservative	$—	$59,179	$163,963	$223,142
CharterSM International Moderate	—	59,180	157,720	216,900
CharterSM International Growth	—	59,181	159,747	218,928
CharterSM Alternative 100 Conservative Plus	—	59,172	142,715	201,887
CharterSM Alternative 100 Moderate	—	59,168	145,055	204,223
CharterSM Alternative 100 Growth	—	59,187	141,425	200,612

Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At December 31, 2014, the total amount deferred by the Trustees participating in the Plan was $804,974.

Note 8	Percentage of Ownership by Affiliates

At December 31, 2014, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
CharterSM International Conservative	90.04%
CharterSM International Moderate	82.91
CharterSM International Growth	87.41
CharterSMAlternative 100 Conservative PLUS	68.22
CharterSM Alternative 100 Moderate	51.12
CharterSM Alternative 100 Growth	67.80

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2014, including Portfolios of the Trust not presented in these financial statements.

Portfolios:	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth
EQ/Low Volatility Global ETF	0.78%	1.52%	2.28%
AXA SmartBeta Equity	0.46	0.88	1.31
EQ/Emerging Markets Equity PLUS	0.16	0.29	0.42
EQ/Global Bond PLUS	0.17	0.13	0.06

54

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

Portfolios:	CharterSM International Conservative	CharterSM International Moderate	CharterSM International Growth
EQ/International Equity Index	0.01%	0.02%	0.03%
EQ/MFS International Growth	0.01	0.02	0.03
EQ/PIMCO Global Real Return	1.18	0.91	0.40
EQ/Real Estate PLUS	0.50	1.11	2.11

Portfolios:	CharterSM Alternative 100 Conservative Plus	CharterSM Alternative 100 Moderate	CharterSM Alternative 100 Growth
EQ/Energy ETF	2.74%	6.28%	7.65%
EQ/Convertible Securities	3.99	3.80	2.09
EQ/GAMCO Mergers and Acquisitions	0.55	0.52	0.08
EQ/Natural Resources PLUS	0.86	1.92	2.39
EQ/Real Estate PLUS	1.43	2.98	3.13

Note 10	Subsequent Events

The Manager evaluated subsequent events from December 31, 2014, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. None of the Portfolios involved in the lawsuits are presented in these financial statements. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, the Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the Court consolidated the two lawsuits.

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AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts.

No portfolios within the Trust are a party to the Sivolella or Sanford Litigation and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, or its portfolios. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Portfolios, as FMG LLC believes a loss is not probable.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Premier VIP Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of AXA Premier VIP Trust listed in the Table of Contents to the Annual Report in which these financial statements appear (collectively referred to as the “Trust”) at December 31, 2014, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, transfer agents and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 19, 2015

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APPROVALS OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENTS DURING

THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2014 (UNAUDITED)

At a meeting held on September 8-9, 2014, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the extension of the Investment Management Agreement (the “Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) with respect to the Portfolios listed for an additional month (i.e., through September 30, 2015), so that the Agreement with respect to the Portfolios will continue for an additional one-year period through September 30, 2015, as discussed below.

AXA Aggressive Allocation Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

(collectively, the “AXA Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

CharterSM Multi-Sector Bond Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

(collectively, the “Charter Portfolios”)

The Board noted that, at a meeting held on July 8, 2014, it had most recently considered and unanimously approved the renewal of the Agreement with FMG LLC with respect to the Portfolios for an additional one-year period through August 31, 2015. The Board further noted that FMG LLC had requested that the Board approve the extension of the Agreement with respect to the Portfolios for an additional month (i.e., through September 30, 2015) solely for the purposes of shifting the timing of the Board’s consideration of the annual renewal of the Agreement with respect to the Portfolios to its regularly-scheduled meeting typically held in September of each year and adjusting the annual renewal period for the Agreement with respect to the Portfolios to coincide with the annual renewal period for the Agreement with respect to the Trust’s other portfolios.

In reaching its decision to extend the Agreement with respect to each Portfolio through September 30, 2015, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager and its affiliates; (2) comparative performance information; (3) the level of the Portfolio’s management fee and the Portfolio’s expense ratios relative to those of peer funds; (4) the costs of the services to be provided by and the profits to be realized by the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager and its affiliates (i.e., any direct or indirect benefits to be derived by the Manager and its affiliates from their relationships with the Trust).

In connection with its deliberations, the Board took into account information prepared by the Manager, including memoranda and other materials addressing the factors set out above, and provided to the Trustees prior to the meeting. The Board also took into account information provided to the Trustees at prior Board meetings, including its meeting held on July 8, 2014. The information provided to the Trustees described, among other things, the services to be provided by the Manager, as well as the Manager’s investment personnel, proposed management fee, performance information, and other matters. During the meeting, the Trustees met with senior representatives of

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the Manager to discuss the Agreement and the information provided. The Independent Trustees met in advance of the meeting and in executive session during the meeting to review the information provided. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreement, and also received materials discussing the legal standards applicable to their consideration of the Agreement. The Board also considered that, after extensive discussions and negotiations with the Manager, the Manager had agreed, effective October 1, 2014, to revisions of the Portfolios’ administrative fee rate schedules that may lower the Portfolios’ administrative fees. At current asset levels, the changes effectively reduce the administration fee by up to $32,500 for each Charter Portfolio, but do not currently affect the administration fee for each of the AXA Allocation Portfolios and Target Allocation Portfolios.

In approving the extension of the Agreement with respect to each Portfolio through September 30, 2015, the Board, including the Independent Trustees, determined that the management fee was fair and reasonable and that the extension of the Agreement was in the best interests of the applicable Portfolio and its investors.

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APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2014 (UNAUDITED)

At a meeting held on July 8, 2014, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) with respect to the Portfolios listed.

AXA Aggressive Allocation Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

(collectively, the “AXA Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

CharterSM Multi-Sector Bond Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

(collectively, the “Charter Portfolios”)

In reaching its decision to renew the Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager and its affiliates; (2) the investment performance of the Portfolio on both an absolute and a relative basis; (3) the level of the Portfolio’s management fee and the Portfolio’s expense ratios relative to those of peer funds; (4) the costs of the services to be provided by and the profits to be realized by the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager and its affiliates (i.e., any direct or indirect benefits to be derived by the Manager and its affiliates from their relationships with the Trust). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information provided throughout the year at regular and special Board meetings, as well as information provided specifically in connection with the annual renewal process. Information provided and discussed throughout the year included investment performance reports and related financial information for each Portfolio, as well as periodic reports on, among other matters, legal, compliance, shareholder and other services provided by the Manager and its affiliates. Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Lipper, Inc. (“Lipper”), an independent organization, regarding each Portfolio, as well as additional material prepared by management regarding each Portfolio. Each Portfolio’s Lipper report compared that Portfolio’s expenses with those of other mutual funds (or peers) deemed by Lipper to be comparable to the Portfolio. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s management fees; expense ratios; expense limitation arrangements; investment performance (including performance information prepared by Lipper); and profitability information, including information regarding the profitability of the Manager’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Manager provided separate materials describing the Portfolio’s investment performance (including the Portfolio’s performance versus benchmark and peers for various time periods) and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

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The Independent Trustees met in advance of the meeting at which the Board approved the renewal of the Agreement and in executive sessions during the meeting to review the information provided. Management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreement and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreement. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreement, and also received materials discussing the legal standards applicable to their consideration of the Agreement. In addition, the Independent Trustees reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreement.

Although the Board approved the renewal of the Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the Agreement with respect to each Portfolio, the Board, including the Independent Trustees, determined that the management fee was fair and reasonable and that the renewal of the Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to renew the Agreement.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Manager and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Manager’s responsibilities with respect to each Portfolio and the Manager’s experience in serving as an investment adviser for the Portfolio and for portfolios and accounts similar to the Portfolio. The Board considered that the Manager is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law; placing all orders for the purchase or sale of investments for the Portfolios; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for making investment decisions for the Portfolios, as well as information regarding the backgrounds of the personnel who perform those functions with respect to the Portfolios. The Board also considered that the Manager’s responsibilities include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolios, and considered information regarding the Manager’s ongoing risk management activities.

The Board also considered, among other factors, periodic reports provided to the Board regarding the services provided by the Manager and its affiliates. The Board also considered the Portfolios’ Chief Compliance Officer’s evaluation of the Manager’s compliance program, policies, and procedures. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Manager and reviewed information regarding the Manager’s financial condition and history of operations and conflicts of interest in managing the Portfolios.

The Board also considered the benefits to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Manager and its affiliates had continued or undertaken initiatives intended to improve various aspects of the Trust’s operations and investors’ experience with the FMG LLC-sponsored mutual funds.

The Board also considered strategic and other actions taken by the Manager in response to recent events within the mutual fund industry, including actions taken in response to financial regulatory reform and other regulatory initiatives, as well as other developments within the mutual fund industry. The Board also considered strategic and other actions taken by the Manager in response to recent market conditions and considered the overall performance of the Manager in this context.

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Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Manager and its affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement.

Investment Performance. The Board took into account discussions with the Manager about Portfolio investment performance that occur at Board meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s short-, intermediate- and long-term performance, as applicable, on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”), a peer group of other mutual funds deemed by Lipper to be comparable to the Portfolio (“Lipper peer group”), and/or a custom volatility managed index (“VMI”) developed by the Manager and approved by the Board (which, in the case of certain Portfolios, may be a blended index comprising both broad-based and volatility-managed indexes). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and rolling period total returns. In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance.

In addition, the Board received and reviewed information regarding each Portfolio’s performance relative to a benchmark, a Lipper peer group, and/or a VMI for the most recent one-, three-, five- and ten-year periods, as applicable, ended May 31, 2014, as discussed below. The Board noted that this information was provided specifically in connection with the annual renewal process. The Board took into account that the Lipper information reflected the investment performance of Class B shares of each Portfolio. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes. The Board factored into its evaluation of each Portfolio’s performance the limitations inherent in Lipper’s methodology for developing and constructing peer groups and determining which mutual funds should be included in which peer groups. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Lipper remained a useful measure of comparative performance.

AXA Allocation Portfolios

With respect to the performance of the AXA Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities and to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that, for each Portfolio, the Manager had developed and implemented a custom VMI as, among other things, an additional analytical tool to be used in evaluating the Portfolio’s performance, and considered the Manager’s explanation that a comparison of a Portfolio’s performance solely to that of a non-volatility managed benchmark fails to take into account the impact of an integral part of the investment strategies of the underlying portfolios, particularly during periods of high volatility. Based on the Manager’s explanation of the comparability of the custom VMI to the tactical volatility management strategies that the underlying portfolios may employ, the Board noted that the Manager generally considers a Portfolio’s performance (especially its short-term performance) relative to its VMI to be more important than its performance relative to its benchmark. The Board also noted that the funds in each Portfolio’s Lipper peer group may or may not employ a tactical volatility management strategy like that employed by the underlying portfolios in which a Portfolio invests.

The Board evaluated the performance of each Portfolio in this context and also considered the following performance results, which supplemented the performance information provided to the Board throughout the year:

AXA Aggressive Allocation, AXA Moderate Allocation and AXA Moderate-Plus Allocation Portfolios. The Board considered that each of the AXA Aggressive Allocation, AXA Moderate Allocation and AXA Moderate-Plus Allocation Portfolios had underperformed its Lipper peer group for the one-, three- and five-year periods ended May 31, 2014. The Board also considered that each Portfolio had underperformed its benchmark and its VMI for the one-, three-, five- and ten-year periods ended May 31, 2014, but the AXA Moderate Allocation Portfolio’s performance was only slightly below that of its VMI for the five-year period. With respect to the benchmark performance comparisons, the Board considered each Portfolio’s performance relative to the S&P 500 Index because each Portfolio had the majority of its assets allocated to equity securities.

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AXA Conservative Allocation Portfolio. The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three- and five-year periods ended May 31, 2014. The Board also considered that the Portfolio had outperformed its benchmark for the one-, three- and five-year periods ended May 31, 2014, and its performance was only slightly below that of its benchmark for the ten-year period ended on that date, and it had underperformed its VMI for the one-, three- and ten-year periods ended May 31, 2014, but its performance was only slightly below that of its VMI for the one-year period, and it had outperformed its VMI for the five-year period ended on that date. With respect to the benchmark performance comparison, the Board considered the Portfolio’s performance relative to the Barclays Intermediate U.S. Government Bond Index because the Portfolio had the majority of its assets allocated to fixed income securities.

AXA Conservative-Plus Allocation Portfolio. The Board considered that the Portfolio had underperformed its Lipper peer group for the three- and five-year periods ended May 31, 2014, but had outperformed its Lipper peer group for the one-year period ended on that date. The Board also considered that the Portfolio had outperformed its benchmark for the one-, three-, five- and ten-year periods ended May 31, 2014, and it had underperformed its VMI for the one-, three-, five- and ten-year periods ended May 31, 2014, but its performance was only slightly below that of its VMI for the five-year period. With respect to the benchmark performance comparison, the Board considered the Portfolio’s performance relative to the Barclays Intermediate U.S. Government Bond Index because the Portfolio had the majority of its assets allocated to fixed income securities.

The Board factored into its evaluation of each AXA Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a Lipper peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes.

The Board and the Manager discussed the performance of each AXA Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark and/or VMI, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each AXA Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board evaluated the performance of each Portfolio in this context and also considered the following performance results, which supplemented the performance information provided to the Board throughout the year:

The Board considered that each Portfolio had underperformed its Lipper peer group and its benchmark for the one-, three- and five-year periods ended May 31, 2014. With respect to the benchmark performance comparisons, the Board considered each Portfolio’s performance relative to the S&P 500 Index because each Portfolio had the majority of its assets allocated to equity securities.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a Lipper peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its relative expenses and performance.

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The Board and the Manager discussed the performance of each Target Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Target Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Charter Portfolios

With respect to the performance of the Charter Portfolios, the Board considered that each Portfolio currently operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios). The Board noted, however, that prior to April 18, 2014 (the “Conversion Date”) each Portfolio had different investment policies and operated as a multimanager fund by allocating its assets among multiple investment advisers who managed their allocated portions of a Portfolio using different but complimentary investment strategies. The Board noted that the performance information that had been provided to the Board for each Portfolio reflected the Portfolio’s operation as a multimanager fund prior to the Conversion Date and may have been different if the Portfolio had historically been managed as a fund-of-funds using its current investment policies and strategies.

The Board evaluated the performance of each Portfolio in this context and also considered the following performance results, which supplemented the performance information provided to the Board throughout the year:

Charter Multi-Sector Bond Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the one-, three-, five- and ten-year periods ended May 31, 2014. The Board also considered that the Portfolio had underperformed its benchmark for the one- and ten-year periods ended May 31, 2014, but had outperformed its benchmark for the three- and five-year periods ended on that date.

Charter Small Cap Growth Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group and its benchmark for the one-, three-, five- and ten-year periods ended May 31, 2014.

Charter Small Cap Value Portfolio: The Board considered that the Portfolio had underperformed its Lipper peer group for the five- and ten-year periods ended May 31, 2014, but had outperformed its Lipper peer group for the one- and three-year periods ended on that date. The Board also considered that, although the Portfolio had underperformed its benchmark for the three-, five- and ten-year periods ended May 31, 2014, its performance was only slightly below that of its benchmark for the three- and five-year periods, and it had outperformed its benchmark for the one-year period ended on that date.

The Board and the Manager discussed the performance of each Charter Portfolio in detail, including whether the Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Charter Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Expenses. The Board considered each Portfolio’s investment management fee in light of the nature, quality and extent of the overall services provided by the Manager. The Board also reviewed a comparative analysis of the contractual and net management fees and expense ratios of each Portfolio compared with those of peer funds selected by Lipper as constituting the Portfolio’s appropriate Lipper expense group. Lipper provides information on each Portfolio’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within the Portfolio’s Lipper expense group assuming the funds were similar in size to the Portfolio, as well as the Portfolio’s actual management fee and expense ratios in

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comparison with those of other funds within its expense group. The Lipper investment management fee analysis includes within such fee the separate administrative fees paid to FMG LLC. The Board noted that management had separately provided comparative fee information net of administrative fees. The Lipper expense data was based upon historical information taken from each Portfolio’s annual report for the period ended December 31, 2013, and the Lipper expense ratios were shown for Class A, Class B and Class K shares, as applicable, of the relevant Portfolio. Where contractual investment management fee comparisons were shown for Class A and/or Class B shares of a Portfolio as well as for Class K shares of that Portfolio, the contractual investment management fee information described below reflects the comparisons for only Class A and/or Class B shares of that Portfolio. While recognizing the limitations inherent in Lipper’s methodology and that current expense ratios (prior to any applicable expense limitation arrangement) may increase if assets decline, the Board believed that the independent analysis conducted by Lipper remained a useful measure of comparative expenses. The Board also considered that all fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents.

AXA Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were at (in the case of the Class A and Class B shares of the AXA Aggressive Allocation Portfolio) or above the medians for the Portfolio’s respective Lipper peer group.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were at or above the medians for the Portfolio’s respective Lipper peer group, the management and administrative fee rate schedules for each Portfolio include breakpoints so that the fee rates are reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective management or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board noted that the Manager had agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each of the AXA Conservative Allocation and AXA Conservative-Plus Allocation Portfolios was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each AXA Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group. The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its relative expenses.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group, the administrative fee rate schedule for each Portfolio includes breakpoints so that the fee rate is reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board noted that the Manager had agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

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Charter Portfolios

The Board considered that the contractual management fee for each Portfolio was below the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were below the medians for the Portfolio’s respective Lipper peer group. The Board noted that, due to the limited number of comparable funds-of-funds, the Portfolios’ Lipper peer groups comprised funds that do not operate as funds-of-funds. The Board noted that funds, like the Portfolios, that operate as funds-of-funds typically have lower management fees than funds that do not operate as funds-of-funds due to the different services performed by an investment manager in managing funds-of-funds.

The Board further considered that the Manager had agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each Charter Portfolio, that the Manager’s management fee is fair and reasonable.

Profitability and Costs. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Manager and its affiliates, as well as the Manager’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2013, which was the most recent fiscal year for the Manager.

In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Portfolio, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s and its affiliates’ cost accounting and other appropriate adjustments, the cost allocation methodology was consistent with that followed in profitability report presentations for the Portfolios made in prior years. In reviewing and discussing such analysis, the Manager discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from recently adopted rules and other regulations. In addition, the Board considered information prepared by management or from third party sources comparing the profitability of the Manager on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Manager).

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Manager from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale. The Board also considered whether economies of scale or efficiencies are realized by the Manager as the Portfolios grow larger and the extent to which this is reflected in the level of management and administrative fees charged. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to the portfolios and their shareholders. The Board noted that the management and administrative fee schedules for the AXA Allocation Portfolios and the administrative fee schedule for the Target Allocation Portfolios include breakpoints that reduce the fee rate as Portfolio assets increase. The Board also noted that, although the management fees for the Target Allocation

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Portfolios and the management and administrative fees for the Charter Portfolios do not include breakpoints, the Manager was subsidizing each of the Portfolios’ expenses by making payments or waiving all or a portion of its management, administrative and other fees so that the Portfolios’ total expense ratios do not exceed certain levels as set forth in their prospectuses. In addition, the Board considered that the Manager shares economies of scale with the Portfolios in other ways, which may include setting the management or other fees for a Portfolio so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Manager could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Manager expects the Portfolio will achieve as it grows. The Board further considered that the Manager shares economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Manager and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel and providing additional resources in areas relating to management and administration of the Portfolios. Based on its consideration of the factors above, the Board concluded that there was a reasonable sharing of any economies of scale or efficiencies under the management and administrative fee schedules at the present time.

Fall-Out Benefits. The Board also considered the extent to which the Manager and its affiliates derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also serves as the administrator for the Portfolios and receives compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, an affiliate of the Manager, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board also recognized that the Portfolios invest in other (underlying) portfolios managed by the Manager and advised by advisers that may be affiliated with the Manager and that these underlying portfolios pay management and administrative fees to the Manager, who may in certain cases pay advisory fees to an affiliated adviser, and pay distribution fees to the Manager’s distribution affiliate. The Board also noted that the Manager’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Manager’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Manager and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Manager are fair and reasonable.

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Federal Income Tax Information (Unaudited)

For the year ended December 31, 2014, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
CharterSM International Conservative	1.06%	$677	$10,625	$—
CharterSM International Moderate	1.91	1,276	19,957	—
CharterSM International Growth	2.81	1,950	30,421	—
CharterSM Alternative 100 Conservative Plus	16.06	—	—	—
CharterSM Alternative 100 Moderate	12.31	—	—	—
CharterSM Alternative 100 Growth	6.80	—	—	—

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MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	113	None
Independent Trustees
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From November 2001 to present	Since 2001, President of Weichert Enterprise, LLC, a private equity investment firm.	28	From 2005 to April 2014, Director of The Jones Group, Inc.; from 2002 to 2011, Director of Cinedigm Digital Cinema Corp.

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Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States; and from 1998 to 2013, Chairman of Ayco Charitable Foundation.	28	From 2014 to present, Lead Independent Trustee of the Westchester Event Driven Fund; from 2007 to present, Independent Lead Director of The Merger Fund.
Thomas P. Lemke c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1954)	Trustee	From January 1, 2014 to present	From 2005 to 2013, Executive Vice President, General Counsel, and Head of the Governance Group of Legg Mason, Inc.	28	From February 2014 to present, Independent Trustee of the J.P. Morgan Exchange-Traded Fund Trust (4 portfolios); SEI family of funds (from February 2014 to present, Independent Trustee of Advisors’ Inner Circle Fund III (9 portfolios), from May 2014 to present, Independent Trustee of O’Connor Equus and from December 2014 to present, Independent Trustee of Winton Series Trust); from October 2014 to present, Independent Trustee of the Victory Institutional Funds, Victory Portfolios (25 portfolios) and The Victory Variable Insurance Funds.
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1957)	Lead Independent Trustee	Since March 2010; Trustee from November 2001 to March 2010	From January 2014 to present, Assessor, Moraine Township (IL); from June 2006 to April 2012, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	28	From May 2014 to present, Independent Trustee of the Northern Funds (48 portfolios) and Northern Institutional Funds (8 portfolios).

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Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From November 2001 to present	From January 2014 to present, Provost of the Camden Campus of Rutgers University; since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior to 1998, an Associate Dean for Academic Affairs at Northwestern University School of Law.	28	None

*	Affiliated with the portfolios’ investment manager and the distributor.
**	Each Trustee serves until his or her resignation or retirement.
***	The registered investment companies in the fund complex include EQ Advisors Trust and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

Qualifications and Experience

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Interested Trustee

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies; multiple years of service as an officer, Trustee and Chairman of the Trust and other registered investment companies.

Independent Trustees

Gerald C. Crotty — Mr. Crotty has a background in the financial services industry; business management experience, including chief executive and chief operating officer experience, with multiple years of service as a Trustee of the Trust and as a director of publicly-traded operating companies; multiple years of executive experience with a publicly-traded operating company and private equity investment firm; and legal and governmental experience.

Barry Hamerling — Mr. Hamerling has a background in the financial services industry; business management experience, including chief executive officer experience, with multiple years of service as a Trustee of the Trust and another registered investment company; and prior executive experience with a financial consulting firm.

Thomas P. Lemke — Mr. Lemke has a legal background and served as General Counsel in the financial services industry, experience in senior management positions with financial services firms in addition to multiple years of service with a regulatory agency.

Cynthia R. Plouché — Ms. Plouché has a background in the financial services industry; business management experience with multiple years of service as a Trustee of the Trust; and multiple years of executive experience as a chief investment officer and portfolio manager with investment management firms.

Rayman L. Solomon — Mr. Solomon has a legal and higher education background, including executive management experience as Provost and Dean of the Rutgers School of Law — Camden and Associate Dean of Northwestern University School of Law; and multiple years of service as a Trustee of the Trust.

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The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, FMG LLC, and/or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.
Brian E. Walsh 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Lead Director of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable FMG.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Vice President and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Alwi Chan 1290 Avenue of the Americas New York, New York 10104 (1974)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1975)	Vice President and Assistant Secretary	From May 2008 to present	From June 2012 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC; from May 2011 to June 2012, Vice President and Associate Corporate Counsel of FMG LLC; from May 2008 to present, Lead Director and Associate General Counsel of AXA Equitable.

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Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From July 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to May 2014 Associate of Wilkie Farr & Gallagher LLP.
Michael Weiner, Esq. 1290 Avenue of the Americas New York, New York 10104 (1982)	Vice President and Assistant Secretary	From July 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to April 2014 Associate of Milbank, Tweed, Hadley & McCloy LLP.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (1961)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President, AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Richard Guinnessey 1290 Avenue of the Americas New York, New York 10104 (1963)	Vice President	From March 2010 to present	From June 2012 to present, Vice President of FMG LLC, from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010, Assistant Vice President of AXA Equitable.
James Kelly 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable.
Roselle Ibanga 525 Washington Boulevard Jersey City, New Jersey 07310 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable FMG.
Lisa Perrelli 525 Washington Boulevard Jersey City, New Jersey 07310 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable FMG.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Lorelei Fajardo 1290 Avenue of the Americas New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From July 2013 to present, Senior Manager/Legal Assistant of AXA Equitable; from July 2008 to June 2013, Lead Associate/Legal Assistant of AXA Equitable.

*	Each officer (except Ms. Fajardo) holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

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PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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PART C: OTHER INFORMATION

Item 15.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that

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may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2.E of the Registrant’s Investment Management Agreement states:

Limitations on Liability. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager’s undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or

2

alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Amended and Restated Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) AXA Equitable Funds Management Group, LLC (“FMG LLC”) shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on FMG LLC’s part (or on the part of any third party to whom FMG LLC has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by FMG LLC (or by such third party) of its obligations and duties under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party) or, subject to Section 10 below, FMG LLC’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of FMG LLC) or an agreement with FMG LLC (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party). In no event shall FMG LLC (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if FMG LLC (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b) Except to the extent that FMG LLC may be held liable pursuant to Section 6(a) above, FMG LLC shall not be responsible for, and the Trust shall indemnify and hold FMG LLC harmless from and against any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

(i) any and all actions of FMG LLC or its officers or agents required to be taken pursuant to this Agreement;

(ii) the reliance on or use by FMG LLC or its officers or agents of information, records, or documents which are received by FMG LLC or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii) the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv) the breach of any representation or warranty of the Trust hereunder;

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(v) the reliance on or the carrying out by FMG LLC or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi) any delays, inaccuracies, errors in or omissions from information or data provided to FMG LLC by data services, including data services providing information in connection with any third party computer system licensed to FMG LLC, and by any corporate action services, pricing services or securities brokers and dealers;

(vii) the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii) any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x) all actions, inactions, omissions, or errors caused by third parties to whom FMG LLC or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify FMG LLC pursuant to this Agreement.

Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

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Article VIII of the Registrant’s Participation Agreements generally state:

8.1(a). AXA Equitable agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of AXA Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or contained in the AXA Equitable Contracts or sales literature for the AXA Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to AXA Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or in the AXA Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by AXA Equitable or persons under its control) or wrongful conduct of AXA Equitable or persons under its control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of AXA Equitable; or

(iv) arise as a result of any failure by AXA Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by AXA Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by AXA Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless AXA Equitable, and the Trust and each of their directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to

5

the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of AXA Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the AXA Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the AXA Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to AXA Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless AXA Equitable and each of its directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

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Item 16.		Exhibits

	(1)(a)	Agreement and Declaration of Trust of Registrant.[1]

	(1)(b)	Certificate of Trust of Registrant.[1]

	(2)	By-laws of Registrant.[1]

	(3)	None.

	(4)	Plan of Reorganization and Termination (filed as Appendix A to the Combined Proxy Statement and Prospectus).

	(5)	Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant’s Agreement and Declaration of Trust and By-laws (Exhibits (1)(a) and (2)).

	(6)	Investment Advisory Contracts

	(6)(a)(i)	Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios.[11]

	(6)(a)(ii)	Amendment No. 1 dated as of September 1, 2012 to the Investment Management Agreement between Registrant and FMG LLC with respect to the Allocation Portfolios.[14]

	(6)(a)(iii)	Amendment No. 2 dated as of October 21, 2013 to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios.[17]

	(6)(a)(iv)	Amendment No. 3 dated as of April 18, 2014, to the Investment Management Agreement between Registrant and FMG LLC dated as of May 1, 2011 with respect to the Allocation Portfolios.[19]

	(6)(a)(v)	Amendment No. 4 dated as of December 10, 2014 to the Investment Management Agreement between Registrant and FMG LLC with respect to the Allocation Portfolios.[20]

	(7)	Underwriting or Distribution Contracts

	(7)(a)(i)	Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC dated as of July 31, 2003 with respect to the Class B shares.[3]

	(7)(a)(ii)	Amendment No. 1 dated as of May 1, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC dated as of July 31, 2003 with respect to the Class B shares.[4]

	(7)(a)(iii)	Amendment No. 2 dated as of May 25, 2007 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC dated as of July 31, 2003 with respect to the Class B shares.[6]

	(7)(a)(iv)	Amendment No. 3 dated as of October 26, 2012 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC dated as of July 31, 2003 with respect to the Class B shares.[14]

7

(7)(a)(v)	Amendment No. 4 dated as of October 21, 2013 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC dated as of July 31, 2003 with respect to the Class B shares.[17]

(7)(a)(vi)	Amendment No. 5 dated as of April 18, 2014 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors, LLC dated as of July 31, 2003 with respect to the Class B shares.[19]

(7)(a)(vii)	Amendment No. 6 dated as of July 8, 2014 to Distribution Agreement between Registrant and AXA Distributors, LLC dated as of July 31, 2003 with respect to Class B shares.[20]

(7)(a)( viii)	Amendment No. 7 dated as of December 10, 2014 to Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to Class B shares.[20]

(8)	Deferred Compensation Plan.[1]

(9)	Custodian Agreements

(9)(a)(i)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001.[2]

(9)(a)(ii)	Amendment No. 1, dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[3]

(9)(a)(iii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[4]

(9)(a)(iv)	Amendment No. 3 dated as of April 1, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(9)(a)(v)	Amendment No. 4 dated as of May 25, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(9)(a)(vi)	Amendment No. 5 dated as of July 1, 2008 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(9)(a)(vii)	Amendment No. 6 dated as of October 1, 2009 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[9]

(9)(a)(viii)	Amendment No. 7 dated as of December 1, 2010 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[10]

(9)(a)(ix)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[11]

(9)(a)(x)	Amendment No. 9 dated as of October 26, 2012 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[14]

(9)(a)(xi)	Amendment No. 10 dated as of October 21, 2013 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[17]

(9)(a)(xii)	Amendment No. 11 dated as of April 18, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[19]

(9)(a)(xiii)	Amendment No. 12 dated June 13, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[20]

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(9)(a)(xiv)	Amendment No. 13 dated December 10, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[21]

(10)	Distribution Plan and Multiple Class Plan

(10)(a)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant.[11]

(10)(b)	Amended and Restated Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940.[11]

(11)	Opinion and Consent of Counsel regarding the legality of the securities being registered. (filed herewith)

(12)	Opinion and Consent of Counsel regarding the tax matters and consequences to shareholders discussed in the prospectus. (to be filed by amendment)

(13)	Other Material Contracts

(13)(a)	Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015.[21]

(13)(b)	Fund Sub-Services Agreement between FMG LLC and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated as of April 1, 2015. (filed herewith)

(13)(c)(i)	Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012. [13]

(13)(c)(ii)	Amendment No. 1 effective as of May 1, 2013 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012.[15]

(13)(c)(iii)	Amendment No. 2 effective as of October 21, 2013 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012.[17]

(13)(c)(iv)	Amendment No. 3 effective as of March 11, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012.[19]

(13)(c)(v)	Amendment No. 4 effective as of April 18, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012.[19]

(13)(c)(vi)	Amendment No. 5 effective as of July 8, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012.[20]

(13)(c)(vii)	Amendment No. 6 effective as of December 10, 2014 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012.[21]

(13)(c)(viii)	Amendment No. 7 effective as of May 1, 2015 to the Amended and Restated Expense Limitation Agreement between Registrant and FMG LLC dated as of March 15, 2012.[21]

(13)(d)(i)	Amended and Restated Participation Agreement among the Registrant, AXA Equitable Life Insurance Company (“AXA Equitable”), FMG LLC and AXA Distributors, LLC dated as of May 23, 2012. [16]

9

(13)(d)(ii)	Amendment No. 1 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012.[17]

(13)(d)(iii)	Amendment No. 2 dated as of April 18, 2014 to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012. [20]

(13)(d)(iv)	Amendment No. 3 dated as of July 8, 2014 to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012. [20]

(13)(d)(v)	Amendment No. 4 dated as of December 10, 2014 to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC dated as of May 23, 2012. [20]

(13)(e)(i)	Amended and Restated Participation Agreement among Registrant, MONY Life Insurance Company of America (“MLOA”) and AXA Distributors, LLC dated as of May 23, 2012.[17]

(13)(e)(ii)	Amendment No. 1 dated as of October 21, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors, LLC dated as of May 23, 2012.[17]

(13)(e)(iii)	Amendment No. 2 dated as of November 1, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors, LLC dated as of May 23, 2012. [18]

(13)(e)(iv)	Amendment No. 3 dated as of April 18, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors, LLC dated as of May 23, 2012. [20]

(13)(e)(v)	Amendment No. 4 dated as of July 8, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors, LLC dated as of May 23, 2012. [20]

(14)	Consent of Independent Registered Public Accounting Firm. (filed herewith)

(15)	Not Applicable.

(16)	Powers of Attorney. (filed herewith)

(17)	Forms of Voting Instructions and Proxy Cards. (filed herewith)

[1]	Incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).
[2]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
[3]	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).
[4]	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).
[6]	Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on February 5, 2008 (File No. 333-70754).
[7]	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2009 (File No. 333-70754).

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[9]	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-70754).
[10]	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2011 (File No. 333-70754).
[11]	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-70754).
[13]	Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-70754).
[14]	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed on February 6, 2013 (File No. 333-70754).
[16]	Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on July 22, 2013 (File No. 333-70754).
[17]	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on October 2, 2013 (File No. 333-70754).
[18]	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on February 11, 2014 (File No. 333-70754).
[19]	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2014 (File No. 333-70754).
[20]	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on January 12, 2015 (File No. 333-70754).
[21]	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A filed on April 24, 2015 (File No. 333-70754).

Item 17.	Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), the Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York on the 30th day of June, 2015.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee, President and Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Chairman of the Board, Trustee, President and Chief Executive Officer	June 30, 2015

/s/ Gerald C. Crotty* Gerald C. Crotty	Trustee	June 30, 2015

/s/ Barry Hamerling* Barry Hamerling	Trustee	June 30, 2015

/s/ Thomas P. Lemke* Thomas P. Lemke	Trustee	June 30, 2015

/s/ Cynthia R. Plouché* Cynthia R. Plouché	Trustee	June 30, 2015

/s/ Rayman L. Solomon* Rayman L. Solomon	Trustee	June 30, 2015

/s/ Brian E. Walsh * Brian E. Walsh	Treasurer and Chief Financial Officer	June 30, 2015

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number	Description of Exhibits

(11)	Legal Opinion of K&L Gates LLP regarding the legality of the securities being registered

(13)(b)	Fund Sub-Services Agreement between FMG LLC and JPMorgan Chase Bank, N.A.

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney

(17)(a)	Form of Voting Instructions and Proxy Cards